 '33 Act File No. 333-137202
'40 Act File No. 811-08301
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 10	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 173	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   May 1, 2011 .

It is proposed that this filing will become effective (check appropriate box)
☐           immediately upon filing pursuant to paragraph (b)
☑           on May 1, 2011 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Next Generation Corporate Variable Universal Life®

Corporate Flexible Premium Variable Universal Life Insurance

Issued by

Nationwide Life Insurance Company

Through its

Nationwide VLI Separate Account-4

Supplement dated May 1, 2011 to Prospectus dated May 1, 2011.

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS ASSOCIATED WITH POLICIES WITH  APPLICATIONS DATED ON OR AFTER SEPTEMBER 30, 2008.  IF YOUR POLICY'S APPLICATION IS DATED BEFORE SEPTEMBER 30, 2008.  THE CONTENTS OF THIS SUPPLEMENT ARE NOT APPLICABLE TO YOUR POLICY.

1.
Fee Table.  The "Periodic Charges Other Than Mutual Fund Operating Expenses" table is amended by deleting the Base Policy Cost of Insurance, Supplemental Insurance Rider Cost of Insurance, Base Policy Specified Amount Charge, and Supplemental Insurance Rider Specified Amount Charge and replacing them with the following:

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C and D where applicable)
Base Policy Cost of Insurance(1)

Maximum(2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.21	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.22	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24

Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(4)

Maximum (2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.16	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.10
Base Policy Specified Amount Charge Maximum Current(5)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.08 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge(4) Maximum Current (6)	Monthly	$0.40 per $1,000 of Rider Specified Amount. $0.02 per $1,000 of Rider Specified Amount.

(1) The Cost of Insurance Charge varies according to the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(2) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(3) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(4) This charge will only be assessed if you purchase this optional rider.

 (5) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.

(6) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.

2.	Purchasing the Policy. The "Purchasing the Policy" sub-section of "The Policy" section of the prospectus is amended by adding the following:

We reserve the right to modify the minimum annual premium per owner on a prospective basis to newly issued policies at any time.

3.	Base Specified Amount Charge. The "Base Specified Amount Charge" sub-section of the "Policy Charges" section of the prospectus is deleted and replaced with the following:

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.08 per $1,000
21 and thereafter	$0.01 per $1,000

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.  To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.  For further explanation of this blending, including an example, see the "Supplemental Insurance Rider Specified Amount Charge" section below.

4.
Supplemental Insurance Rider Specified Amount Charge.  The paragraphs under the sub-heading "Rider Specified Amount Charge" of the sub-section "Supplemental Insurance Rider Specified Amount Charge" in the "Policy Riders and Rider Charges" section of the prospectus is deleted and replaced with the following:

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.02 per $1,000
21 and thereafter	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following:

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part uses the following formula:

Base Specified Amount Charge  = [(BA x BSAC)] x [$TSA/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

TSA = Total Specified Amount Base Specified Amount Charge = [(50%x$0.08)]x[$150,000/$1,000] = $6.00

           The second part uses the following formula:

Rider Specified Amount Charge  = [(RA x RSAC)] x [$TSA/$1,000]

Where:

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Rider Specified Amount Charge = [(50%x$0.02)]x[$150,000/$1,000] = $1.50

The third part simply adds the results of the first two formulas:

= [$6.00] + [$1.50]

= $7.50

5.	Policy Maturity. The "Policy Maturity" section of the prospectus is deleted and replaced with the following:

Policy Maturity

The Maturity Date of the policy will automatically be extended if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.  Note:  if the Supplemental Insurance rider is in effect, the Maturity Date with respect to Rider Specified Amount is not extended.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

If you elect not to extend the Maturity Date and the policy is In Force, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment of Proceeds will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

If the Maturity Date is extended the new Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

(6)	100% of the policy's Cash Value will be transferred to the fixed account.

When the Maturity Date has been extended, we will endorse the policy to reflect the changes above.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see "Surrendering the Policy; Maturity," in the "Taxes" section of this prospectus for additional information).

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

6.	The definition of Maturity Date. The Maturity Date definition in the "Appendix B: Definitions" section of the prospectus is deleted and replaced with the following:

Maturity Date – The date on which insurance coverage provided by the Policy is scheduled to end.  The Policy is automatically extended past the Maturity Date with modified benefits unless you elect otherwise. The Maturity Date is the anniversary of the Policy Date on or next following the Insured's 100th birthday.

7.
Appendix C: Blending Examples of Policy Charges.  The Blending Examples of Policy Charges in the "Appendix C: Blending Examples of Policy Charges" section of the prospectus is deleted and replaced with the following:

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

Example #1 - Total Specified Amount Equals
Base Specified Amount
			Blended
	Component B	Component D	50% Comp B and
			50% Comp D
	Premium Load
Yr 1	10.00%	0.00%	5.00%(1)
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
	Deferred Premium Load
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%

Monthly Charges
Ratio of Cash Value to 7-Pay Premium(2) (on a monthly anniversary)Ratio of CV to 7-Pay	Annualized Variable Sub-Account Asset Charge
Under 125%	0.25%	0.60%	0.43%(3)
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.16%	0.42%	0.29%
	Specified Amount Charge

Yr 1	$12.00(4)	$12.00	$12.00
Yr 2	$12.00	$12.00	$12.00
Yr 3	$12.00	$12.00	$12.00
Yr 4	$12.00	$12.00	$12.00
Yr 5	$12.00	$12.00	$12.00
	Cost of Insurance Per $1,000 for Issue Age 45

Yr 1	0.082	0.160	0.121
Yr 2	0.101	0.174	0.138
Yr 3	0.120	0.190	0.155
Yr 4	0.140	0.207	0.174
Yr 5	0.163	0.225	0.194

(1) Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2) The 7-Pay Premium is established as of the Policy Date and will not change.
(3) Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(4) $12.00 Specified Amount Charge = [(Total Specified Amount) ($.08)/1,000]

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #2 - Base and Rider Specified Amounts Equal 80% and 20% of Total Specified Amount, Respectively

							Blended 50% Comp B
	Component B			Component D			and 50% Comp D

		Target	Excess		Target	Excess		Target	Excess
	Premium Load
Yr 1		10.00%	2.00%		0.00%	0.00%	5.00%(4)		1.00%
Yr 2		8.00%	2.00%		0.00%	0.00%	4.00%		1.00%
Yr 3		6.00%	2.00%		0.00%	0.00%	3.00%		1.00%
Yr 4		4.00%	2.00%		0.00%	0.00%	2.00%		1.00%
Yr 5+		2.00%	2.00%		0.00%	0.00%	1.00%		1.00%
	Deferred Premium Load
Yr 1		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Yr 2-5		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Monthly Charges
			80/20 Blend Component B			80/20 Blend Component D			80/20 Blend
Ratio of Cash Value to 7-Pay Premium(5) (on a monthly anniversary)	Base	Rider		Base	Rider		Base	Rider

	Annualized Variable Sub-Account Asset Charge
Ratio of CV to 7-Pay
Under 125%	0.25%	0.16%	0.23%(6)	0.60%	0.30%	0.54%	0.43%	0.23%	0.39%(7)
125%-249%	0.23%	0.15%	0.21%	0.55%	0.27%	0.49%	0.39%	0.21%	0.35%
250%-374%	0.20%	0.14%	0.19%	0.50%	0.24%	0.45%	0.35%	0.19%	0.32%
375%-499%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
500%-649%	0.16%	0.12%	0.15%	0.42%	0.20%	0.38%	0.29%	0.16%	0.26%
	Specified Amount Charge
Yr 1	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 2	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 3	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 4	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 5	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
	Cost of Insurance Per $1,000 for Issue Age 45
Yr 1	0.082	0.059	0.077	0.160	0.072	0.142	0.121	0.066	0.110
Yr 2	0.101	0.068	0.094	0.174	0.078	0.155	0.138	0.073	0.125
Yr 3	0.120	0.079	0.112	0.190	0.086	0.169	0.155	0.083	0.141
Yr 4	0.139	0.092	0.130	0.207	0.093	0.184	0.173	0.093	0.157
Yr 5	0.163	0.107	0.152	0.225	0.102	0.200	0.194	0.105	0.176

(4) 5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5) The 7-Pay Premium is established as of the Policy Date and will not change.
(6) 0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(7) 0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

Next Generation Corporate Variable Universal Life®

Corporate Flexible Premium Variable Universal Life Insurance

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-4

The date of this prospectus is May 1, 201 1.

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex . T his prospectus is designed to provide you with information about the policy that will assist you when making your decision whether or not to purchase the policy .  We encourage you to take time to understand the polic y and , its potential benefits and risks.  In consultation with your financial advisor, you should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus , and the policy, and consult with a trusted financial advisor.   Please contact us i f you have policy-specific questions , or need additional information , or would like to receive free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
U.S. Mail:	Nationwide Life Insurance Company
Corporate Insurance Markets
One Nationwide Plaza (1-11-401)
Columbus, OH 43215-2220

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.   This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.  Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

The purpose of this policy is to provide corporate entities a vehicle to informally finance certain employee benefit plans.. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial advisor .

This policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders.  Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus.  There are no additional charges associated with the Enhancement Benefit, but the Enhancement Benefit does result in overall charges of the policy being slightly higher when compared to not having an Enhancement Benefit as part of the policy.  The value of this benefit may be more than off-set by the additional charges associated with offering such a benefit.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	3
In Summary: Policy Risks	5
In Summary: Fee Tables	6
Policy Investment Options	11
Fixed Account
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	14
Sub-Account Transfers
Fixed Account Transfers
Submitting a Transfer Request
The Policy	15
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Enhancement Benefit
Changing the Amount of Base Policy Insurance Coverage
The Minimum Required Death Benefit
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reports and Illustrations
Policy Charges	21
Premium Load
Deferred Premium Load
Base Policy Cost of Insurance
Sub-Account Asset Charge
Base Specified Amount Charge
Administrative Charge
Illustration Charge
Policy Rider Charges
Mutual Fund Operating Expenses
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	28
Change of Insured Rider
Supplemental Insurance Rider
Policy Loans	33
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect on Policy Loans
Repayment
Lapse	33
Grace Period
Reinstatement
Surrenders	34
Full Surrender
Partial Surrender
The Death Benefit	35
Calculation of the Death Benefit
Death Benefit Options
Maximum Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide

1

Table of Contents (continued)
Policy Maturity	37
Extending the Maturity Date
Payment of Policy Proceeds	38
Taxes	38
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy; Maturity
Sale of a Life Insurance Policy
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Special Considerations for Corporations
Terminal Illness – Policies Owned by or for the Benefit of Individuals
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Withholding and Information Reporting
Taxes and the Value of Your Policy
Tax Changes
Nationwide Life Insurance Company	43
Nationwide VLI Separate Account-4	44
Organization, Registration and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	45
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	48
Appendix A: Sub-Account Information	49
Appendix B: Definitions	59
Appendix C: Blending Examples of Policy Charges	62
Appendix D: State Variations	64

2

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of the Policy is life insurance coverage.  While the Policy is In Force, we will pay the Death Benefit to the Beneficiary when the Insured dies.  The purpose of the Policy is to provide corporate entities a vehicle for informally financing certain employee benefit plans (such as executive deferred compensation plans), not to provide individuals with a Death Benefit.  To fulfill this purpose, the Policy Owner designates the Beneficiary, not the Insured.

Your Choice of Death Benefit Options

You choose 1 of 3 available Death Benefit options.

Payout

You or your Beneficiary may choose to receive the Policy Proceeds: (1) in a lump sum, or (2) or may leave the proceeds on deposit with us in an interest-bearing account.

Riders

You may elect any of the available Riders.  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Change of Insured Rider (available at no charge); and

•	Supplemental Insurance Rider.

Operation and benefits of the riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations (see "Appendix D: State Variations") .

Choice of Charge Structure

We offer charge structures, or "policy components," that permit policy purchasers to determine how to apportion policy expenses (including distribution expenses) over the life of the policy.  Each of the policy components applicable to the Base Specified Amount and Rider Specified Amount apportions charges in a different manner between monthly charges, premium loads and deferred premium loads.  At the time of application, you select a policy component configuration to apply to your Total Specified Amount.  Some of the charges associated with the policy are lower under the policy components applied to Rider Specified Amount when compared to the corresponding policy component applied to Base Specified Amount.  Compensation paid to broker~~-~~dealer firms will depend upon the configuration of policy components chosen.  We have summarized below the policy components that currently are available under the policy.

•
Policy Component A has a Premium Load that declines each year over the first 5 policy years and a Deferred Premium Load that is based on Premium paid in the first policy year and is charged in policy years 2-5.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, the administrative charge, and the sub-account asset charge) under this policy component will be lower than those under Policy Components B and C during the first 4 years and lower than Policy Component D in all years.

•
Policy Component B has a Premium Load that declines over the first 5 policy years.  No Deferred Premium Load applies under this policy component.  The aggregate current monthly charges are lower than those for:  Policy Component A after the first 4 policy years; Policy Component C after the first 10 policy years; and Policy Component D in all policy years.

•
Policy Component C has a current Premium Load that is lower than the Premium Load on Policy Components A and B, and declines over a shorter, 4 year, period.  No Deferred Premium Load applies.  The aggregate current monthly charges are higher than those for Policy Component B during the first 10 policy years and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first 4 policy years, and similar thereafter.  The current monthly charges are lower than those for Policy Component D in all policy years.

•	Policy Component D has no Premium Load or Deferred Premium Load, and higher aggregate current monthly charges when compared to Policy Components A, B and C.

Your representative can provide you illustrations demonstrating the differences among various policy component configurations and combinations of coverage under the base policy and the Supplemental Insurance Rider.  You should consider your policy component configurations carefully, as they impact the charges assessed and total compensation paid on your policy.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.

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Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Base Specified Amount and Rider Specified Amount;

•	change your beneficiaries; and

•	change who owns the policy.

Access to Cash Value

Subject to conditions, you may:

•	Take a policy loan of no more than 90% of the Cash Value. The minimum loan amount is $500.

•	Take a partial surrender of at least $500.

•	Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less any Indebtedness, plus any Enhancement Benefit.

Premium Flexibility

You will not be required to make Premium payments according to a schedule.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to the fixed account or to 1 or more Sub-Accounts.

The fixed account will earn interest daily at an annual effective rate of no less than the stated interest crediting rate shown on the Policy Data Page.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-4 contains one Sub-Account for each of the mutual funds offered in the policy.  The value of that portion of your Cash Value invested in the Sub-Accounts will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer Cash Value between the fixed account and the variable investment options, subject to certain conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, the Beneficiary generally will not have to include the Death Benefit as taxable income.  Estate taxes will apply if the policy is transferred to an individual.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  If you make an assignment, the beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans , ( see "Assigning the Policy" and "Policy Loans" ).

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

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In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Experience

The Sub-Accounts to which you choose to allocate Net Premium may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Policy Component Allocations

There is an increased risk of Lapse in instances where there is too great an allocation to policy components A, B, or C, in conjunction with little or no renewal Premiums paid.

Effect of Partial Surrenders and Policy Loans on Investment Experience

Partial surrenders or policy loans may accelerate a Lapse.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Accounts you choose and the fixed account, too, if there is insufficient cash value in the Sub-Accounts.  Thus, the remainder of your policy's Cash Value would have to generate enough positive Investment Experience to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).   Partial surrenders will also decrease the Death Benefit and Total Specified Amount.  Policy loans do not participate in positive Investment Experience; therefore loans may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender may decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value and whether the partial surrender qualifies as "Preferred."

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment (see "Taxes") .   Consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

In addition to allocating your Net Premium to 1 or more of the Sub-Accounts described above, you may direct part of your Net Premium into the fixed account.

Transfers to the fixed account.  You may transfer amounts between the fixed account and the Sub-Accounts, subject to limits, without penalty or adjustment.  Except as outlined in the "Exchanging the Policy Provisions," we reserve the right to limit the allocations to the fixed account to no more than 25% of the Cash Value.

Transfers from the fixed account.  We reserve the right to limit you to 1 transfer from the fixed account to the Sub-Accounts during any 90 day period.  We reserve the right to limit the amount that you may transfer during a policy year to the greater of:  (a) 15% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

On a current basis we limit transfers from the fixed account during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

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Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.  Free copies of each mutual fund's prospectus may be obtained by contacting us at the address or phone number stated on the front page of this prospectus.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering from the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you apply Premium to the policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted By Policy Component (A, B, C , and D)
Premium Load(1) Target Premium Maximum(2) Current(3) Excess Premium Maximum Current	Upon making a Premium payment	A	B	C	D
		10% 10% 10% 2%	10% 10% 10% 2%	10% 8% 10% 2%	10% 0% 10% 0%
Illustration Charge(4) Maximum Current	Upon requesting an illustration	$25 (flat fee applies regardless of policy component configurations) $0 (flat fee applies regardless of policy component configurations)

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.  Unless otherwise specified, all charges are deducted proportionally from the Sub-Accounts and the fixed account.

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C , and D where applicable)
Deferred Premium Load(5) Target Premium Maximum Current(6) Excess Premium Maximum Current	On the anniversary of the Policy Date in policy years 2 through 5	A	B	C	D
		2% 2% 2% 0.5%	2% 0% 2% 0%	2% 0% 2% 0%	2% 0% 2% 0%
Base Policy Cost of Insurance(7)

Maximum(8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.33	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.31	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.32	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.30

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Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(10)

Maximum (8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.20	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15
Flat Extra(11)	Monthly	Maximum $2.08 per $1,000 of Net Amount at Risk for each Flat Extra assessed.
Base Sub-Account Asset Factor Charge(12) (taken proportionally from the Sub-Accounts) Maximum Current(14)	Monthly, based on an annual rate(13)	A	B	C	D
		1.25% 0.30%	1.25% 0.25%	1.25% 0.25%	1.25% 0.60%
Supplemental Insurance Rider Sub-Account Asset Factor Charge(12) Maximum Current	Monthly, based on an annual rate(13)	A	B	C	D
		1.25% 0.20%	1.25% 0.16%	1.25% 0.16%	1.25% 0.30%
Base Policy Specified Amount Charge Maximum Current(15)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.30 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge Maximum Current (16)	Monthly(10)	$0.40 per $1,000 of Rider Specified Amount. $0.05 per $1,000 of Rider Specified Amount.

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Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Administrative Charge Maximum Current	Monthly	$10 per policy. $5 per policy.
Policy Loan Interest Charge (17) Maximum Current	Annually, or on an increase or repayment of the loan	3.50% of Indebtedness. 2.80% of Indebtedness.(18)

Representative costs may vary from the cost you would incur.  Ask for an illustration for information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the front page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 1.63%

(1) The Premium Load will vary according to the amount of annual Target Premium and Excess Premium, and the blending of the policy component configuration you select.

(2) The maximum guaranteed premium load applied to all policy components as a percentage of each Premium (whether Target Premium or Excess Premium) declines on the following schedule:

Policy Year	1	2 through 5	6 and thereafter
Premium Load	10%	8%	5%

(3) Each policy component has a different declining premium load assessed on each Premium payment in accordance with the table listed below.  The ultimate Premium Load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.
Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	10%	10%	8%	0%
2	8%	8%	6%	0%
3	6%	6%	4%	0%
4	4%	4%	2%	0%
5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

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Premium in excess of target is assessed a different Premium Load in accordance with the table below.

Premium Loads on Excess Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	2%	2%	2%	0%
2 – 5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

Target Premium is 100% of the maximum annual Premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Base Specified Amount; (iii) you are paying 7 level, annual Premiums; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or to substandard underwriting ratings.

(4) If we begin to charge for illustrations, you will be expected to pay the Illustration Charge by check at the time of the request.  This charge will not be deducted from the policy's Cash Value.

(5) The Deferred Premium Load (maximum guaranteed and current) will vary according to the amount of aggregate Premium payments made in policy year 1, the amount of term insurance coverage purchased via the Supplemental Insurance Rider, and the policy component configurations you select.

(6) Each policy component has a different deferred premium load assessed on each Premium payment in accordance with the tables listed below.  The ultimate deferred premium load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.

Deferred Premium Loads on Target Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	2%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

Deferred Premium Loads on Excess Premium

Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	0.5%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

(7) The Cost of Insurance Charge varies according to the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(8) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(9) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(10) This charge will only be assessed if you purchase this optional rider.

(11) The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating (see "Cost of Insurance" in the "Policy Charges" section ) .

(12) This charge is a charge assessed by us based on assets allocated to the Sub-Accounts and is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

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(13) The maximum guaranteed annual rate for this charge is 1.25%, but ultimate charges assessed may be higher or lower because the charge is taken monthly rather than annually.  Values in the table are listed at the annual rate. Maximum guaranteed annual and monthly rates are also shown on the Policy Data Pages.  A detailed table of annual rate charges is listed in the "Sub-Account Asset Charge" sub-section of the "Policy Charges" section of this prospectus.

(14) The Sub-Account Asset Charges vary according to the ratio of the Cash Value to the maximum annual Premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount; and (iii) 7 level, annual Premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or to substandard underwriting ratings.  The current charges shown here are the highest amounts we currently apply (see "Policy Charge s " and "Policy Riders and Rider Charges" ).

(15) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied to amounts attributable to Base Specified Amount per $1,000 for such excess amounts is $0.09 for policy years 1 through 20 and $0.01 for policy years 21 and later.

(16) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied per $1,000 for such excess amounts is $0.01 for all policy years.

(17) The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the Policy Loan Account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

(18) The current charge is reduced in policy years 16 through 30 to 2.55% and to 2.10% policy years 31 and later.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed account.  Allocation instructions must be in whole percentages and must be at least 1% and the sum of the allocations must equal 100%.

Fixed Account

Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  Except as provided in the "Exchanging the Policy" section later in this prospectus, we reserve the right to limit allocations to the fixed account to no more than 25% of the policy's Cash Value.

The fixed investment option is not registered as a security under the Securities Act of 1933 ("33 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("40 Act").  The fixed investment option is not subject to the provisions of the 33 Act or the 40 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment option.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed account.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed account.  The amounts you allocate to the fixed account will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed account will be credited interest daily at a net effective annual interest rate of no less than 2%.  Interest crediting rates are set at the beginning of each calendar month, but are subject to change at any time, in our sole discretion.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Interest that we credit to the fixed account may be insufficient to pay the policy's charges.

It is important to remember , any guaranteed benefits or interest crediting associated with the f ixed a ccount is subject to our claims paying ability.

Variable Investment Options

Underlying mutual funds in the separate account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual

11

funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.

The Sub-Accounts available through this policy invest in the underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, (see "Appendix A: Sub-Account Information").  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor , and sub- advisor , if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series
•	BlackRock Variable Series Funds, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	DWS Variable Series II
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insuranc Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Fixed Income Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

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Valuation of Accumulation Units

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's Net Asset Value ("NAV") per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units (s ee "How Sub-Account Investment Experience is Determined" ) .

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. EST , on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents' Day	●Thanksgiving
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

A policy owner's variable account value is based on their allocations to the Sub-Account's. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a) is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

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Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.  Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption P roceeds to purchase Accumulation Units in other Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Policies Owned by Non-Natural Persons.  For policies owned by a corporation or another legal entity, we monitor transfer activity for potentially harmful investment practices, but we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all policy owners.  It is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instructions of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted within a 30-day period, we may impose conditions on your ability to submit trades.  These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a 12-month period.

Other Restrictions.  We reserve the right to refuse, restrict or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

In addition, we may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value.  We will remit all such fees to the underlying mutual fund.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

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Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.

We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed account subject to the limits below, without penalty or adjustment.  These transfers will be in dollars.  We reserve the right to limit the frequency of transfers involving the fixed account.

Transfers to the Fixed Account.  Except as provided in the "Exchanging the Policy" section later in this prospectus , for transfers to the fixed account, we reserve the right to refuse any transfer to the fixed account if after such transfer, the fixed account would comprise more than 25% of the policy's Cash Value.

Transfers from the Fixed Account.  On transfers from the fixed account, we reserve the right to limit: (1) the amount you can transfer from the fixed account to the Sub-Account(s) to the greater of: (a) 15% of that portion of the Cash Value attributable to the fixed account as of the end of the previous policy year; or (b) 120% of the amount transferred from the fixed account during the previous policy year; and (2) the number of transfers to 1 during any 90 day period.

On a current basis we limit transfers from the fixed account during a policy year to the greater of: (a) 20% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. mail. Our contact information is on the front page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

In instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts, (see "Sub-Account Transfers").

We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page(s); and the application, including any supplemental application.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit (including the Supplemental Insurance Rider Death

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Benefit, if applicable) and Cash Value accordingly.

Operation of the policy, optional Riders, programs, benefits and features described in this prospectus may vary by the state where the policy is issued.  In addition, some optional Riders, programs and features may not be available or approved for use in every state (see "Appendix D: State Variations").

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president and corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the Policy Owner named in the application or as a result of a valid assignment.  The purchaser and initial Owner must be: (i) a corporation; or (ii) a legal entity established by a corporation.  The Insured is the person named in the application.  The Owner must have an insurable interest in the Insured up to the full amount of coverage.  Otherwise, this policy will not qualify as life insurance under applicable state and federal tax law.  You should consult with a qualified advisor when determining the amount of coverage and before taking any action to increase the amount of coverage to ensure that you maintain a sufficient insurable interest.

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Specified Amount.

These rights are explained in greater detail throughout this prospectus.

The Owner may exercise all policy rights and options while the Insured is alive and may change the policy to the extent permitted by its terms.

You may name a different policy owner (while the Insured is alive) by submitting a written request satisfactory to us to our Home Office.  Any such change request will become effective as of the date signed.  However, it will not affect any payment made or action taken by us before the change was recorded by us.  There may be adverse tax consequences to changing parties of the policy.  We reserve the right to modify the Enhancement Benefit if a new Owner is named.

Beneficiaries.  The principal right of a Beneficiary is to receive the Death Benefit upon the Insured's death.  You designate the Beneficiary(ies) in the application for the policy.  As long as the Insured is alive, you may: name more than 1 Beneficiary, designate primary and contingent Beneficiaries, and change or add Beneficiaries and direct us to distribute Proceeds other than described below.

If a primary Beneficiary dies before the Insured, we will pay the Death Benefit to any surviving primary Beneficiaries.  Unless you specify otherwise, we will pay multiple primary Beneficiaries in equal shares.  A contingent Beneficiary will become the primary Beneficiary if all primary Beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than 1 contingent Beneficiary.  Unless you specify otherwise, we will also pay multiple contingent Beneficiaries in equal shares.  If no Beneficiary or contingent Beneficiary is alive upon the Insured's death, we will pay the Death Benefit to you.

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To change or add Beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it. We may also require that you send us your policy for endorsement before we record the change.

Purchasing a Policy

The policy is available for Insureds between the ages of 18 and 79 (ages may vary in your state).  To purchase the policy, you must submit to us a completed application and the minimum initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  Because this is Corporate Owned Variable Universal Life Insurance, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for (including policy component configurations) is appropriate for us to assume in placing the policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies that have aggregate scheduled annual premiums in excess of $15 million, we reserve the right to refuse to issue an additional policy to you.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Total Specified Amount in most states is $50,000.  We reserve the right to modify the minimum Total Specified Amount on a prospective basis to newly issued policies at any time.

Initial Premium Payment:  The initial Premium payment is due on the Policy Date.  Any due and unpaid policy charges will be subtracted from the initial Premium payment.  Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid.  You may pay the initial Premium to our Home Office or to our authorized representative.  The minimum initial Premium payment is shown on the Policy Data Page.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

The amount of your required minimum initial Premium payment will depend on the following factors: the initial Total Specified Amount, Death Benefit option elected, any Riders elected, the policy component allocation you select, the Insured's age, health, and activities.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  (Any initial Net Premium designated to be allocated to the fixed account will be so allocated immediately upon receipt.)  If you live in a state that requires us to refund the initial Premium upon exercise of the free look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account or in the fixed account until the free look period expires.  At the expiration of the free look period, we will transfer the amount designated to be allocated to the Sub-Accounts to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage Effective Date:  Unless your policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:

•	the date we certify that the complete application materials have been submitted by the Owner and the underwriting conditions have been satisfied; or

•	the Policy Date; or

•	the date the initial Premium is received at our Home Office.

If your policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:

•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to us; or

•
the date we certify that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least 3 months.

We have the right to reject any application for insurance; in which case we will return your Premium within 2 business days of the date we make the decision to reject your application.

With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date we approve the reinstatement.  With respect to Base Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date we approve the supplemental application unless you request, and we approve a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date we receive your request.

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Insurance coverage will end upon the occurrence of any of the following: you request in writing to terminate coverage, the Insured dies, we pay the Maturity Proceeds, the Grace Period ends, or you surrender the policy in full.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires on the latest of: (i) 10 days after you receive the policy (or longer if required by state law); (ii) 45 days after you sign the application for this policy; or (iii) 10 days after we deliver to you a "Notice of Withdrawal Right."

If you decide to cancel the policy during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.   If we do not receive your policy at our Home Office by the close of business on the date the free look period expires, you will not be permitted to cancel your policy free of charge.  If the policy is canceled, we will treat the policy as if it were never issued.

Within seven days of a cancellation request, we will refund the amount prescribed by law.  Depending upon the law in the state you live in, the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.

If the policy was issued in a state or territory that requires us to refund the initial Premium payment, we will allocate initial Net Premium to the fixed accounts as instructed, but hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires. At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.

If the policy was issued in a state or territory that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed accounts based upon the allocation instructions in effect at that time, at the price next determined.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $25.  We will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

The Cash Value of the policy is not guaranteed.  The Cash Value will vary depending on how you allocate your Net Premium.  Amounts allocated to the fixed account and Policy Loan Account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Accounts vary daily based on the Investment Experience.  The Cash Value will also vary because we deduct the policy's periodic charges from it, as described below.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the following values:

1.	Accumulation Unit values resulting from the Net Premium you have allocated to the fixed investment option:

2.	amounts held in the Policy Loan Account; and

3.	Accumulation Unit values resulting from Net Premium you have allocated to the Sub-Accounts.

In the event of surrender of your policy, the value of the Policy Loan Account on the date of surrender will be subtracted from proceeds.

We will determine the value of the assets in the Sub-Accounts at the end of each Valuation Period.  We will determine your Cash Value at least monthly. To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the Sub-Accounts and, if necessary, an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy's Cash Value

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will be reduced by the surrendered amount.

Similarly, when we assess certain charges or deductions, a number of Accumulation Units from the Sub-Accounts and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the Sub-Accounts and the fixed account bear to the policy's Cash Value.

The Cash Value in the fixed account and the Policy Loan Account are credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  Upon request, we will inform you of the current applicable rates for each account.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any monthly deductions for policy charges, plus or minus any Investment Experience, and minus any partial surrenders.

The Cash Value will be impacted by the monthly deductions.  For each month, beginning on the Policy Date, the monthly deductions shall be calculated as:

1.	Sub-Account Asset Charge; plus

2.	Administrative Charge; plus

3.	Base Specified Amount Charge, plus

4.	Deferred Premium Load (only applied during years 2 through 5 to the monthly deduction associated with the Policy Anniversary in those years); plus

5.	the monthly cost of any additional benefits provided by any Riders; plus

6.	Base Policy Cost of Insurance.

Enhancement Benefit

An Enhancement Benefit is included in the policy and is added to the Cash Value when there is a complete surrender of the policy but is not applied to Section 1035 exchanges, policy loans , and partial surrenders.  The Enhancement Benefit is essentially a partial return of policy charges assessed.  In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.

The purpose of the Enhancement Benefit is to allow the policy during earlier years to more closely track the corporate liability it is intended to off-set.  This is accomplished by lowering the cost associated with a surrender in early policy years.

The minimum Enhancement Benefit available in policy year 1 equals 0.10% of Premium in policy year 1.  The Enhancement Benefit will vary based on the following:

•	sex (if not unisex classified) of the Insured;

•	the elapsed time since the Policy Date;

•	Investment Experience;

•	the charges assessed to the policy;

•	the policy component configurations you select;

•	the pattern of renewal Premium payments you make.

The Enhancement Benefit may increase or decrease by policy year, but it is designed to decline to 0 at the end of its scheduled duration, which is 10 years.  If the Supplemental Insurance Rider is in effect, the Enhancement Benefit is reduced.  The Supplemental Insurance Rider reduces the Enhancement Benefit because the lower charges associated with the Rider result in less of an enhancement required to off-set early policy year costs associated with surrender.

The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered.  We reserve the right to postpone payment of the Enhancement Benefit for up to 6 months from the date of your surrender request.

Changing the Amount of Base Policy Insurance Coverage

You may request to change the Base Specified Amount.  Changes to the Base Specified Amount will typically alter the Death Benefit , (see "Changes in the Death Benefit Option"). Changes may result in additional charges.  We reserve the right to limit the number of changes to the Base Specified Amount to 1 each policy year.

Increases.  To increase the Base Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.  In most instances we do not medically underwrite, but we will medically underwrite under certain circumstances, such as a request for a large increase in Base Specified Amount.  Any request to increase the Base Specified Amount must be for at least $10,000 and the Base Specified

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Amount after the increase may not exceed the Maximum Death Benefit.  We always apply requests to increase Base Specified Amount in the proportion it bears to Total Specified Amount.  This means if you have the Supplemental Insurance Rider, all increases will be done proportionally between your Base Specified Amount and Rider Specified Amount.  You may not elect how to allocate increases in Total Specified Amount after the Policy Date.  The Insured must be between 18 and 79 years old at the time of the request and after the increase, the Cash Surrender Value must be sufficient to keep the policy In Force for at least 3 months.  An increase in the Base Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in Base Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  Increases will be allocated among the policy components in the same manner as the most recent increase (in the absence thereof, in accordance with the original policy), unless an alternative allocation is specifically requested and approved by us.  Approved increases to the Base Specified Amount will become effective on the next monthly anniversary of the Policy Date after we approve the supplemental application unless you request, and we approve, a different date.

Decreases.  You may request to decrease the Base Specified Amount at any time after the first policy year.  We apply Base Specified Amount decreases to the most recent Base Specified Amount increase, and continue applying the decrease backwards, ending with the original Base Specified Amount.  The decreases will be applied in the same allocation of policy components that exists in the insurance being decreased, unless an alternative allocation is specifically requested and approved by us.  Decreases to the Base Specified Amount may decrease the Base Policy Cost of Insurance Charges and the Base Specified Amount Charges, depending on the Death Benefit option elected and the amount of the Cash Value.

We will deny any request to reduce the Base Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Base Specified Amount, you must submit a request to our Home Office.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test will always result in a Death Benefit that is lower in the early years and higher in the later years when compared to the guideline premium/cash value corridor test.  The guideline premium/cash value corridor test tends to produce a more favorable return if you are paying three or fewer premiums.  If you pay Premium in excess of the 7 pay Premium in a given year, then it could cause the policy to become a modified endowment contract.  If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex (if not unisex classified) and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Death Benefit payable under the policy should be excludable from gross income of the Beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Exchanging the Policy

At any time within the first 24 months of coverage from the Policy Date, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, your policy will no longer participate in the Investment Experience of the Sub-Accounts.  Rather, the policy's Cash Value will be credited with the fixed account's interest rate.  To invoke this right, you must submit your request to our Home Office on our specified forms.

In addition to your right to transfer the policy's Cash Value to the fixed account, you also have the right to exchange the policy for another policy issued by us that is not a variable insurance policy.  To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured's life . Policy

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exchanges are subject to our approval , you paying all costs associated with the exchange, our right to not permit an exchange for 24 months after the policy is issued , and the Insured satisf ying our underwriting standards of insurability.  You may transfer Indebtedness to the new policy.

To invoke this right, you must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

Terminating the Policy

There are several ways that the policy can terminate.  All coverage under your policy will terminate when any 1 of the following events occurs:

•	we receive your written request to our Home Office to terminate coverage;

•	the Insured dies;

•	the Insured is alive on the Maturity Date (and you elect not to extend the Maturity Date);

•	the policy Lapses; or

•	you surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).

Assigning the Policy

You may assign any or all rights under the policy while the Insured is alive, subject to our approval.  If you do, your Beneficiary's interest will be subject to the person(s)/entity(ies) to whom you have assigned such rights.  Your assignment must be in a form satisfactory to us and must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding Indebtedness.  If the assignment qualifies as an exchange under Section 1035 of the Code, there shall be no Enhancement Benefit applied.  An assignment is effective as of the date we record it.  We shall not be responsible for the sufficiency or validity of any assignment.

Reports and Illustrations

We will send you transaction confirmations.  We will also send you an annual report that shows:

•	the Total Specified Amount;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

The report will also include any other information required by laws and regulations, both federal and state.  We will send these reports to the address you provide on the application unless directed otherwise.  At any time you may ask for an illustration of future benefits and values under the policy.  We reserve the right to assess a charge for illustrations.

Policy Charges

We will take deductions from Premium payments and/or the Cash Value, as applicable, to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.  If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the Policy Loans section of this prospectus.

The charges reflect the costs and risks associated with your policy. Each Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.  In evaluating and underwriting the corporate or legal entity purchasing the Policy, and setting cost of insurance charges, we may take into account several factors, including the purpose for which the Policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency.

We offer several charge structures, or "policy components," which can be selected and blended—i.e., you may elect to apply 100% of your Total Specified Amount to a single policy component, or apply portions (totaling 100%) of your Total Specified Amount to 1 or more policy components.  The policy components permit policy purchasers to determine how to allocate policy charges (including charges for distribution expenses) over the life of the policy.  (For information about the compensation arrangements with broker-

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dealer firms that sell the Policy, please refer to the Distribution, Promotional, and Sales Expenses section of this prospectus.)  Certain policy components rely on premium loads to cover expenses, while others prefer to rely on periodic charges that spread expenses over the years.  Different policy components consist of different patterns of current policy charges.

•
Policy Component A calls for the greatest apportionment of charges on the front-end.  This policy component includes a Premium Load that declines over the first 5 policy years, as well as a Deferred Premium Load that is assessed in policy years 2-5 and is based on Premium paid in the first policy year.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, and the sub-account asset charge) under this policy component are lower than those for Policy Components B and C during the first 4 policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component B includes a Premium Load that declines over the first 5 policy years, but does not include a Deferred Premium Load.  The aggregate current monthly charges are lower than those for Policy Component A after the first 4 policy years, lower than those for Policy Component C after the first 10 policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component C apportions charges on the front-end to a lesser extent than under either Policy Component A or B:  the Premium Load is at a lower, declining rate and for a shorter duration (i.e., for 4 rather than 5 years).  The aggregate current monthly charges are higher than those for Policy Component B during the first 10 policy years, and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first 4 policy years, and similar thereafter.  The aggregate current monthly charges are lower than those for Policy Component D in all years.

•	Policy Component D has no Premium Load—either front-end or deferred. The aggregate current monthly charges under this policy component are always higher than those under Policy Components A, B, and C.

The charges assessed under your policy will depend upon the policy component configurations you select for your Total Specified Amount, and whether you elect coverage under the Supplemental Insurance Rider.  Generally, if you choose to purchase coverage under the Supplemental Insurance Rider, and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be lower because the charges under the rider are generally lower than those available under a base policy (i.e., a policy without any riders) , ( see " Policy Riders and Rider Charges " ) .   Depending on the actual amount and timing of Premium payments and Investment Experience, at any point in time, the Cash Value and death benefit associated with one policy component may turn out to be less favorable than they would have been if another component had been selected.  While we reserve the right to change the pattern of charges under a policy component at any time, the levels of charges associated with each policy component will never exceed the maximum charges in the Periodic Charges Other Than Mutual Fund Operating Expenses table in the Summary: Fee Tables section of this prospectus.

When you submit your application to purchase the policy, you select a policy component configuration to apply to your Base Specified Amount—for example, you might elect to apply 25% of your Base Specified Amount to each policy component, or 50% to Policy Component B and 50% to Policy Component D.  This selection of policy component configurations determines how we weight the current policy charges to calculate the amount of each charge that you pay.  In other words, the charge that you pay is a proportional blending of the charges associated with each of the policy components that apply to your Total Specified Amount.  For example, if you elect to apply 25% of your Base Specified Amount to each policy component, then we would add 25% of the Premium Load for each policy component to determine the amount of Premium Load you would pay; we would follow the same procedure to determine the Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  Similarly, if you elect to apply 50% of your Base Specified Amount to Policy Component B and 50% to Policy Component D, then we would add 50% of the Premium Load for Policy Component B to 50% of the Premium Load for Policy Component D to determine the amount of Premium Load you would pay, and we would follow the same procedure to determine the Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  See Appendix C to this prospectus for examples showing how the amount and timing of charges under the Policy vary under the different policy components, and how those charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount (i.e., Base Specified Amount plus Rider Specified Amount) to one or more policy components.

We underwrite the corporate purchaser and we may reject applications with certain policy component configurations based on:  (1) the amount of overall expenses under the policy and the timing of the allocation of those expenses over the life of the policy; (2) the anticipated amount and timing of Premium payments; and (3) the expected asset persistency based on the purpose for which the corporation/entity is purchasing the policy.  Any rejection of an application with certain policy component configurations is based on whether we can assume expenses and risks based on our assessment of the corporate purchaser and the preceding factors.  Our underwriting policies are available upon request.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.  Your chosen policy component configuration is documented on the Policy Data Page.

This policy is complex.  The amount of charges assessed under your policy will depend upon policy component configuration(s) applied to your policy, and whether you elect the Supplemental Insurance Rider.  Your registered representative can provide you with illustrations showing the results of various policy component allocation configurations and the benefits/detriments of electing available riders.  By comparing and discussing the various scenarios with your registered representative, he or she can answer any questions you have and help you to identify the policy component configuration(s) that is/are consistent with your objectives.

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Premium Load

We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and premium taxes, and certain actual expenses--including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the "Percentage of Premium Charge."  The Premium Load applicable to your policy depends on the policy component configurations you select, the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.

We divide each Premium payment into contributions towards Target Premium and Excess Premium.  Target Premium is an annual premium based on the specified amount under the base policy (i.e., the policy without any riders) and the Insured's age and underwriting class.  A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium.   The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium. The chart below shows the current Premium Loads on Target Premium and Excess Premium that are assessed under each policy component. See Appendix C to this prospectus provides examples of how Premium Loads are assessed.

Premium Loads on Target and Excess Premium

Policy Year	1		2		3		4		5 and thereafter
	Target	Excess	Target	Excess	Target	Excess	Target	Excess	Target	Excess
Policy Component A	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component B	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component C	8%	2%	6%	2%	4%	2%	2%	2%	2%	2%
Policy Component D	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%

The Premium Load that you pay is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Premium Loads for each policy component based on the policy component configuration(s) that you have selected.

We treat each increase in the Base Specified Amount as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy.

Deferred Premium Load

We deduct a Deferred Premium Load from the Cash Value to partially compensate us for our sales expenses and premium taxes.  This charge also may provide revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the "Deferred Percentage of Premium Charge."  The Deferred Premium Load applicable to your policy depends on the aggregate Premium payments made to the policy in the first policy year, the policy component configuration(s) you select, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.  Currently, we deduct the Deferred Premium Load only under Policy Component A, on the anniversary of the Policy Date in policy years 2 through 5, and the charge is taken proportionally from your Sub-Account allocations and the fixed account.  This charge is in addition to the Premium Load assessed in those years, and is assessed regardless of whether any Premium is paid in those years.

The amount of Deferred Premium Load that you pay depends on the classification of your Premium payment(s) as contributing towards Target Premium or Excess Premium, and the policy component configuration(s) you select.  The chart below shows the current Deferred Premium Loads on Target Premium and Excess Premium that are assessed under each policy component.

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Deferred Premium Loads on Target and Excess Premium

Policy Year	1		2-5		6 and thereafter
	Target	Excess	Target	Excess	Target	Excess
Deferred Premium Load: Policy Component A	0%	0%	2%	0.5%	0%	0%
Deferred Premium Load: Policy Component B	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component C	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component D	0%	0%	0%	0%	0%	0%

The Deferred Premium Load is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Deferred Premium Loads for each policy component, based on the policy component configuration(s) that you have selected.  The Deferred Premium Load currently is (and is guaranteed never to exceed) 2% of aggregate Premium payments made in policy year 1.

Base Policy Cost of Insurance

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us.  The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured's age, sex (if not unisex classified), tobacco use, Substandard Ratings, and underwriting class, the number of years from the Policy Date, and the policy component configuration(s) you select.  The cost of insurance rates are based on our expectations as to future mortality, investment earnings, persistency, expenses, and taxes.  The Base Policy Cost of Insurance Charge that you pay is determined by multiplying the Base Policy Net Amount At Risk by the weighted average (i.e., a proportional blending) of the cost of insurance rates for each policy component based on the policy component configuration(s) that you have selected.  There may be a separate cost of insurance rate for the initial Base Specified Amount and any Base Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Page.

We will uniformly apply any change in cost of insurance rates for Insureds of the same age, underwriting class and any Substandard Ratings, selected policy component configurations, and In Force policy duration.  If a change in the cost of insurance rates causes the amount of your Cost of Insurance Charge to increase, your policy's Cash Value could decrease.  If a change in the cost of insurance rates causes your Cost of Insurance Charge to decrease, your policy's Cash Value could increase.

We may underwrite your policy on a non-medical basis that may result in a higher Cost of Insurance Charge.  Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher Cost of Insurance Charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.  The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies.  If you were to purchase one of our policies that is medically underwritten and you are healthy, your cost of insurance rates would be lower.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Flat Extras and Substandard Ratings.  As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of the Insured cause an increase health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown on the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.  If a Flat Extra is applied and the Policy Owner has elected the Supplemental Insurance Rider, it will also be applied to the Rider Specified Amount.

Sub-Account Asset Charge

We deduct a Sub-Account Asset Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for certain actual expenses, including acquisitions costs and premium taxes.  This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  In your policy, this charge is referred to as the "Monthly Variable Sub-Account Asset Charge."

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The Sub-Account Asset Charge will be deducted proportionally from your Sub-Account allocations on each monthly anniversary of the Policy Date.  The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select, the amount of your Cash Value, and whether there is any specified amount attributable to the Supplemental Insurance Rider. We determine this charge for the base policy by multiplying your Cash Value allocated to the Sub-Accounts by the weighted average (i.e., a proportional blending) of the Sub-Account Asset factors for each policy component, based on the policy component configuration(s) that you have selected.  (Different Sub-Account Asset factors apply to the Rider.  Information on Sub-Account Asset Charges associated with the Supplemental Insurance Rider is provided under Policy Riders and Rider Charges section below.)  We assess this charge in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select.  The table below shows the current Sub-Account Asset Factors (presented as an annual rate) for policy components for the Base Specified Amount (see “Policy Riders and Rider Charges”).

Current Base Policy Sub-Account Asset Factor Charges (shown as an annual rate)1

Ratio of Cash Value to 7-Pay Premium2 (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.30%	0.25%	0.25%	0.60%
125% - 249%	0.26%	0.23%	0.23%	0.55%
250% - 374%	0.22%	0.20%	0.20%	0.50%
375% - 499%	0.19%	0.18%	0.18%	0.46%
500% - 649%	0.17%	0.16%	0.16%	0.42%
650% - 799%	0.15%	0.14%	0.14%	0.38%
800% - 999%	0.13%	0.13%	0.13%	0.35%
1000% - 1299%	0.11%	0.11%	0.11%	0.33%
1300% - 1599%	0.10%	0.10%	0.10%	0.31%
1600% - 1999%	0.09%	0.09%	0.09%	0.29%
2000% - 2499%	0.08%	0.08%	0.08%	0.27%
2500% & over	0.06%	0.06%	0.06%	0.25%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula:

        Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) – 1

2 The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Base Policy Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.30%	0.25%	0.25%	0.60%
The Sub-Account Asset Charge is determined by proportionally blending the sub-account asset factors for the policy components you have selected to a single factor that is then applied to the Policy's Cash Value.  The guaranteed maximum annual and monthly charges are shown on the Policy Data Pages.

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000. The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

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The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.30 per $1,000	$0.09 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The total charges applied to Base Specified Amount are determined by adding the amount of the charges of the first $50,000 of Total Specified Amount attributable to Base Specified Amount to the amount of charges attributable to Base Specified Amount on Total Specified Amount in excess of $50,000.  Base Specified Amount will equal Total Specified Amount, unless you have elected any Rider Specified Amount.

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.  To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.  For further explanation, including an example, ( see "Policy Riders and Rider Charges" ) .

Administrative Charge

We deduct a monthly Administrative Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and recordkeeping.  Currently, the Administrative Charge is $5 per month per policy.  The maximum guaranteed Administrative Charge is $10 per month per policy.

The Administrative Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid by check at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Policy Rider Charges

•	Change of Insured Rider--There currently is no charge associated with this rider.

•
Supplemental Insured Rider – If you purchase this rider and increase the Total Specified Amount (i.e., by the Rider Specified Amount attributable to the Supplemental Insurance Rider), then you will increase the overall monthly charges associated with this policy, even if the Base Specified Amount is not changed.  If, however, you purchase the rider and do not increase the Total Specified Amount and instead reduce the Base Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider will potentially reduce the overall monthly charges associated with the policy , ( see " Policy Riders and Rider Charges ") .

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of any of the underlying mutual funds' prospectuses available under the policy.  Information on how to contact us is located on the front page of this prospectus.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

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Distribution, Promotional, and Sales Expenses.  Distribution, promotional , and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances , and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 44.10% of first year premiums and 11.25% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (44.10% of first year premiums and 11.25% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.83% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2010 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

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Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may elect/purchase 1 or more riders available under the policy to meet your specific needs.  Rider availability varies by state.  Riders may not be elected/purchased independently of the policy.  Upon termination of this policy, all riders will also terminate.  Operation and benefits of the riders described in this prospectus may vary by the state where the policy is issued , (see "Appendix D:  State variations").

We will assess any rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the rider charges.  We begin to deduct monthly rider charges from your policy's Cash Value on the Policy Date or on the first monthly anniversary of the Policy Date after the rider is effective.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and the conditions below.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  The amount of insurance coverage after the Change Date shall be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Page.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the Change Date.  Coverage on the previous Insured will terminate on the day before the Change Date.  The Change Date is the first monthly anniversary on or next following the date the change of insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age eighteen on the Policy Date.

6.The Owner must make written application to change the Insured.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insured Rider.

Supplemental Insurance Rider

General Information on the Benefits and Operation of the Supplemental Insurance Rider

This R ider will modify the amount of insurance coverage (Death Benefit) under the policy.  The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is:  (1) in addition to the Base Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100.  The charges for the Rider are calculated in the same manner as those applicable to the base policy, although different rates may apply under the various policy components available with the Supplemental Insurance Rider.  Currently, if you choose

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to purchase coverage under this Rider and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be reduced because charges under the policy components available with the Rider may be lower than the corresponding charges under the policy components available for a base policy.  Rider policy component charges are lower in most cases because the R ider is term insurance.  The greater the allocation is to R ider policy components, the lower the overall charges will be under the policy .   Appendix C provides examples showing how charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount to one or more policy components.

Note that:

•	Certain benefits that are normally available under the policy may be reduced or eliminated when this R ider is in effect.

o	Adding this R ider results in a lower Enhancement Benefit;

o	In some years and/or at some ages, the cost of insurance charge for the R ider is more expensive than the cost of insurance for the base policy; and

o	You may not extend the Maturity Date with respect to the Rider Specified Amount.

•	The R ider's death benefit terminates if the Insured is living on the Maturity Date.

•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.

You may purchase this R ider at the time of application or, subject to our approval, at a later time provided that the policy is In Force and the R ider is purchased before the Insured reaches Attained Age 100.  If purchased at the time of application, the effective date of the R ider is the same as the effective date of insurance coverage (see the "Insurance Coverage Effective Date").  If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date we approve your written request, unless you specify and we approve, a different date.  The Rider Specified Amount may be combined with the Base Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page.  However, while the R ider is in effect, the Base Specified Amount must be at least 10% of the minimum Total Specified Amount.  You may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.

Rider Specified Amount Increases and Reductions Due to Partial Surrender

All increases and decreases of Rider Specified Amount, including decreases due to partial surrender or forced partial surrender, are done proportionally between the amounts you have allocated to Base Specified Amount and Rider Specified Amount.

Charges Associated with the Supplemental Insurance Rider

The Supplemental Insurance Rider charges listed below are different from the charges under the base policy.  These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charges you pay on coverage under the base policy.

•	Sub-Account Asset Charge;

•	Specified Amount Charge;

•	Cost of Insurance Charge ; and

•	Rider Sub-Account Asset Charge .

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The table below shows the current factors used to determine the Sub-Account Asset Charges applicable to the Rider Specified Amount.

Current Supplemental Insurance Rider Sub-Account Asset Factor Charges (shown as an annual rate)1

Ratio of Cash Value to 7-Pay Premium2 (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.20%	0.16%	0.16%	0.30%
125% - 249%	0.18%	0.15%	0.15%	0.27%
250% - 374%	0.16%	0.14%	0.14%	0.24%
375% - 499%	0.14%	0.13%	0.13%	0.22%
500% - 649%	0.12%	0.12%	0.12%	0.20%
650% - 799%	0.11%	0.11%	0.11%	0.18%
800% - 999%	0.10%	0.10%	0.10%	0.16%
1000% - 1299%	0.09%	0.09%	0.09%	0.14%
1300% - 1599%	0.08%	0.08%	0.08%	0.13%
1600% - 1999%	0.07%	0.07%	0.07%	0.12%
2000% - 2499%	0.06%	0.06%	0.06%	0.11%
2500% & over	0.05%	0.05%	0.05%	0.10%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula.

              Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) - 1

2  The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Rider Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.20%	0.16%	0.16%	0.30%

We determine the Sub-Account Asset Charge by multiplying your Cash Value by the weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the Sub-Account Asset Factors for the Base Policy and the Supplemental Insurance Rider, where each Factor is based on the policy component configuration(s) that you have selected.  Currently, the Sub-Account Asset Charge is no more than (and is guaranteed never to exceed) 0.10357% on a monthly basis (and ranges between 0.05% and 1.25% on an annual basis), of the net assets you have allocated to the Sub-Accounts.  The guaranteed maximum annual and monthly charges applicable to your policy are shown on the Policy Data Pages.

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the R ider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000.   Each of these charges is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and R ider charges.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.05 per $1,000	$0.01 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

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To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following.

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part involves calculating the charge on the first $50,000 of Total Specified Amount.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (first $50,000) = [(BA x BSAC) + (RA x RSAC)] x [$50,000/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

Using this formula and the assumptions described above, here is how the calculation would work on the first $50,000 of Total Specified Amount.

= [(0.50 x $0.30) + (0.50 x $0.05)] x [$50,000/$1,000]

= [($0.15) + ($0.025)] x [50]

= [$0.175] x [50]

= $8.75

The second part involves calculating amounts in excess of the first $50,000, under which different charges apply.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (excess of $50,000) = [(BA x BSAC) + (RA x RSAC)] x [(TSA - $50,000)/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Using this formula, and the assumptions described above, here is this second calculation would work on specified amount in excess of $50,000.

=[(0.50 x $0.09) + (0.50 x $0.01)] x [($150,000 - $50,000/$1,000)]

= [($0.045) + ($0.005)] x [100]

= [$0.05] x [100]

= $5.00

The third part is to add the results of the first calculation to the second calculation.  In this example, merely add $5.00 to $8.75 for Total Specified Amount charges of $13.75 per month.

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Rider Cost of Insurance Charge

If you elect the Supplemental Insurance Rider, we deduct a monthly Supplemental Insurance Rider Cost of Insurance charge to compensate us for providing term life insurance on the Insured.  This charge is determined by multiplying the R ider's cost of insurance rate by the R ider's death benefit (described below).  We base the supplemental insurance cost of insurance rate on our expectations as to future experience for factors such as mortality, persistency, expenses, and taxes.  The supplemental insurance cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, the number of years from the Policy Date, and the policy component configurations you select.  The same policy component configuration(s) you select for the base policy will apply for the R ider unless you request, and we approve, a different configuration.

The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.

Death Benefit Calculations with the Supplemental Insurance Rider

The death benefit option chosen for the base policy will also be the death benefit option for the R ider and calculation of the Death Benefit.  The current death benefit option in effect is shown on the Policy Data Page.  The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline premium/cash value corridor test or the cash value accumulation test is used).

After the Death Benefit is calculated, it is allocated between your elected amounts of base policy and this R ider.

1.	Base Policy Death Benefit – The amount of the Death Benefit we allocate to the base policy is calculated using the formula below.

Base Policy Death Benefit =                                                      CV  +   (Total NAAR)   x    (Base Specified Amount)

                                 (Total Specified Amount)

Where:

CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value

The formula above determines the portion of the Death Benefit applied to base by determining the ratio Base Specified Amount bears to Total Specified Amount.

2.
Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).

In most instances, your charges end up being lower if you apply as much coverage as possible to the R ider.

Total Specified Amount remains the same unless you specifically request an increase or decrease.  All increases or decreases are done proportionally based on your established allocation between Rider Specified Amount and Base Specified Amount.

If the Cash Value increases, the portion of the Death Benefit attributable to this R ider may, at times, be less than the Rider Specified Amount.  If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Specified Amount.

Terminating the Rider

You may terminate this R ider by submitting a written request to us at our Home Office.  We may require that you submit the policy for endorsement.  Terminating this R ider will likely result in increased policy charges because of the difference in the pattern of policy charges under the corresponding policy components for the base policy and this R ider.  If the R ider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy.  Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.

We reserve the right to deny any request to terminate this R ider that would disqualify the policy as a contract of life insurance under the Code.  If the policy is not issued as a modified endowment contract, terminating this rider may result in the policy becoming a modified endowment contract.  We will notify the Owner if the policy's status is in jeopardy.

This R ider also terminates upon the earliest of the following dates:

•	The date policy is surrendered or terminated;

•	The date the policy Lapses;

•	The Insured's death; or

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•	The date the Insured reaches Attained Age 100.

There is no Cash Value attributable to this R ider.  Therefore, there is no Cash Surrender Value attributable to this R ider available to you upon termination of this R ider.

In most instances, terminating the R ider will not be to your advantage.  If you decide to terminate the R ider, you should carefully discuss this decision with your registered representative or a qualified financial advisor.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

While the policy is In Force, you may request a policy loan provided that, at the time of the loan request, the loan amount plus the Policy Loan Account does not exceed 90% of the Cash Value.  Any applicable Enhancement Benefit is not available to be taken as a policy loan.  The minimum loan amount is $500.

We charge interest on the amount of outstanding Indebtedness at the current rate of between 2.00% and 3.50% per annum.  The maximum guaranteed rate is 3.50% per annum.  The interest rate applicable to your policy depends on the policy components you select.  Policy loan interest charge may provide revenue for risk charges and profit.  We expect to charge an effective annual interest rate of 2.80% on the outstanding balance of your loan for the first fifteen policy years, 2.55% for years 16 through 30, and 2.10% thereafter.

The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the Policy Loan Account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the Policy Loan Account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Amounts in the Policy Loan Account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Net Effect of Policy Loans

We will charge interest on the outstanding policy loan amount and credit interest to the Policy Loan Account at the same time.  In effect, the policy loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The Policy Loan Interest Charged is reflected in the Periodic Charges Other Than Mutual fund Operating Expenses table in the "In Summary: Fee Tables" section of this prospectus.

The amount transferred to the Policy Loan Account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credited to fixed account allocations.  Even if it is repaid, a policy loan will affect the policy, the Policy Loan Account, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime.  The minimum repayment amount is $25.  We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you request that they be applied as policy loan repayments.  Repaying a policy loan will cause the Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

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Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to at least 4 times the current month's policy charges.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of the Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 year s after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•	paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability at the same rates, you may also reinstate the Supplemental Insurance rider.

The effective date of a reinstated policy (including any Riders) will be the monthly anniversary of the Policy Date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the Grace Period.  We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may entirely surrender the policy for the Cash Surrender Value at any time while the Insured is alive and the policy is In Force.  A surrender will be effective as of the date we receive your written surrender request on a form acceptable to us at our Home Office.  We may also require you to return the policy.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to 6 months.  The Cash Surrender Value will be paid to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate).

No Enhancement Benefit will be applied to a policy that is surrendered pursuant to Section 1035 of the Code.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for 1 year.  We may require that you send the policy to us for endorsement.

We reserve the right to limit the number of partial surrenders to 1 per policy year.  The minimum amount of any partial surrender request is $500; the maximum amount of a partial surrender is the Cash Value less the greater of $500 or the amount equal to 3 months of policy charges.  Any applicable Enhancement Benefit is not available to be taken as a partial surrender.  A partial surrender cannot cause the Total Specified Amount to be reduced below the minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.  We reserve the right to postpone payment of that portion of the partial surrender attributable to the fixed account for up to 6 months.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current assets allocated to each Sub-Account to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the fixed account.

Reduction of the Total Specified Amount due to a Partial Surrender.  When you take a partial surrender, we reduce the Total Specified Amount to prevent an increase in the Net Amount At Risk, unless your partial surrender is a preferred partial surrender.  Preferred partial surrenders and how they are applied to a reduction in Total Specified Amount are described in more detail below.  Reduction of Total Specified Amount is proportional between elected Base Specified Amount and Rider Specified Amount.

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The policy's charges going forward will be based on the new Total Specified Amount.  Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.

We do not reduce the Total Specified Amount on any portion of the total partial surrender that is a preferred partial surrender.  For preferred partial surrenders, we reduce the Total Specified Amount by an amount that is no more than the difference between the total partial surrender and any portion that is a preferred partial surrender.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th anniversary of the Policy Date; and

•	when added to any prior preferred policy surrenders taken in same policy year, does not exceed 10% of the Cash Surrender Value as of the beginning of that policy year.

Normally, we will pay the surrender amount within 30 days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the Cash Surrender Value arising from the fixed account for 6 months.  Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the Beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.  The Death Benefit will be paid to the Beneficiary in a lump sum, unless the Beneficiary elects to leave the Death Benefit on deposit with us (or an affiliate).

While the policy is In Force, the Death Benefit attributable to the base policy will never be less than the Base Specified Amount associated with the base policy.  The Death Benefit will depend on which Death Benefit option you have chosen, any coverage elected under the Supplemental Insurance Rider, and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid policy charges that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose 1 .  If you do not choose 1 of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option 1.  Not all Death Benefit options are available in all states.

Death Benefit Option 1.  The Death Benefit will be the greater of:

•	the Total Specified Amount as of the date of the Insured's death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured's death.

Death Benefit Option 2.  The Death Benefit will be the greater of:

•	the Total Specified Amount plus the Enhanced Cash Value as of the date of the Insured's death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured's death.

Death Benefit Option 3.  The Death Benefit will be the greater of:

•	(a) plus (b), where:

(a) = the Total Specified Amount as of the date of the Insured's death; and

(b) = the greater of 0 or the lesser of (i) and (ii), where

(i) = the Death Benefit Option 3 maximum increase shown on the Policy Data Page; and

(ii) = the accumulated premium amount.  The accumulated premium amount equals all Premium payments as of the date of the Insured's death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page, less the total of all partial surrenders taken from the policy as of the date of the Insured's death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page; or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the

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Insured's death.

Maximum Death Benefit

We reserve the right to limit the Death Benefit to the Maximum Death Benefit shown on the Policy Data Page.  Currently, for Option 1 and Option 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  For Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Specified Amount plus the lesser of (a) the Option 3 maximum increase and (b) the accumulated premium amount; and (ii)  the sum of the Cash Value and $8,000,000.  We may increase the Maximum Death Benefit in our sole discretion.

For each Valuation Period and upon the death of the Insured, we will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, and we choose to exercise our limitation right, we will surrender an amount from the policy to lower the Cash Value.  The partial surrender will be for the amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the policy issue date and (ii) $7,200,000.  The forced partial surrender will reduce the Cash Value and Total Specified Amount below the Maximum Death Benefit.  We do this to avoid constant and small forced partial surrenders.   If you have elected the Supplemental Insurance Rider, the Rider Specified Amount and the Base Specified Amount will be proportionally reduced.  A forced partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).

There is no action you can take to prevent a forced partial surrender.  In addition, there may be adverse tax consequences on a forced partial surrender.  We will provide you notice of any forced partial surrender.  A forced partial surrender has the same impact as a requested partial surrender which means your Total Specified Amount will be reduced proportionally between any elected Base Specified Amount and Rider Specified Amount and will result in a corresponding decrease in charges.

If Death Benefit Option 3 is applicable and the accumulated premium amount is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated premium amount to an amount equal to 90% of the Cash Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated premium amount is $102, we would reduce your accumulated premium amount by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium amount will not become less than zero because of a pre-death distribution.  The partial surrender will be deducted proportionally from your Sub-Account allocations and the fixed account.  The partial surrender amount will be paid to the Owner via check and will be accompanied by a confirmation statement.  Partial surrenders may result in adverse tax consequences that are the sole responsibility of the Owner.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you.  For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code.  In some instances, you and we may address this situation by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated premium amount has been generated.  We will send this notice no later than 30 days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

If the Death Benefit would exceed the Maximum Death Benefit, and we choose not to exercise our limitation right, we will increase the Maximum Death Benefit amount by endorsing the policy or reissuing the Policy Data Page.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1.  You may not change to Death Benefit Option 3.  However, you may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary of the Policy Date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Total Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Total Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Total Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

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Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

Except for material misrepresentations, we will not contest payment of the Death Benefit based on the initial Total Specified Amount, if applicable, after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date.

For any change in Total Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

We will not contest the reinstatement of the policy after the reinstated policy has been In Force during the Insured's lifetime for 2 years from the effective date of the reinstatement.  We will not contest the policy after a change in the Insured (pursuant to election of the Change of Insured Rider) after it has been In Force during the new Insured's lifetime for 2 years from the Change Date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date or the reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  If such Insured's policy had a Supplemental Insurance Rider, we will return the charges deducted for such R ider, but not pay the death benefit.

If the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Total Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least 2 years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period.

If the Insured dies by suicide, while sane or insane, within 2 years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected), we will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.

If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within 2 years of the Policy Date, we will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy.  This provision only applies if the Owner is also the Beneficiary, and if the exchanged policy was originally issued more than 2 years prior to the Policy Date of this policy.  If the Owner and Beneficiary are not the same, the amount of insurance received will be the amount of insurance under the exchanged (predecessor) policy as of the Policy Date.

Policy Maturity

If the policy is In Force on the Maturity Date, we will pay the Maturity Proceeds to you, generally, within 7 days of the Maturity Date.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

Prior to the Maturity Date, we will send you a notice and election form informing you of your option to extend the Maturity Date of this policy.  To invoke the option, you must return the properly executed election form to our Home Office by the Maturity Date.  If you do not invoke the option or we do not receive the form by the Maturity Date, the Maturity Proceeds will be paid to you according to your policy's settlement provisions.  Note:  if the Supplemental Insurance R ider is in effect, you may not extend the Maturity Date with respect to Rider Specified Amount.

If you elect to extend the Maturity Date, the extended Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

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(6)	100% of the policy's Cash Value will be transferred to the fixed account.

If you extend the Maturity Date, we will endorse the policy to reflect the changes above.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see "Surrendering the Policy; Maturity" ).

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

This Policy may not qualify as life insurance under federal tax law after the Maturity Date.  Extending the Policy beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the Maturity Proceeds.  If you do not elect to receive the Maturity Proceeds on the Maturity Date, the Policy will automatically be extended.  You should consult with a qualified tax advisor before the Policy is extended beyond the Maturity Date.

Payment of Policy Proceeds

We will pay Proceeds within 30 days after we receive your written request in good order at our Home Office, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.

We may make two lump sum payments of the Proceeds.  The first lump sum will be the portion of the Cash Surrender Value in the separate account attributable to Proceeds and will be paid within 7 days of the date we receive your written request in good order at our Home Office.  We may delay payment of the first lump sum in cases where the SEC permits us by emergency order to do so.  Any remaining Proceeds will be paid by us in a second lump sum within 30 days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of any portion of the Cash Surrender Value attributable to the fixed account for up to 6 months, or as permitted under state law.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.  Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment of life insurance .

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount , per recipient , from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2011 and 2012 , an estate of less than $ 5 , 0 00,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.   After 2012 , the size of estates that will not incur an estate tax is set to revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that may make further changes to the estate tax for 201 3 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The GSTT is imposed at a flat rate equal to the maximum estate tax rate , subject to any applicable e xemption s .  As with the estate tax, the GSTT has been repealed for 2010; however, unless Congress acts to make

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that repeal permanent, the GSTT is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of p olicy p roceeds depend on the circumstances of each policy owner or beneficiary (including states of incorporation or states in which you or your beneficiary do business) .  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance p remiums as a nondeductible expense for income tax purposes .

Federal Transfer Tax.  Generally, when an individual makes premium payments for a policy that is owned by someone else, the payment of the premiums is treated as a gift .  Gifts are not generally included in the recipient's taxable income.  If you (whether or not you are the i nsured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

If an entity, such as a corporation, pays the premium on a life insurance policy that is owned by someone else, such as an employee or a shareholder, all or a portion of the premium payment may be taxable to the owner of the policy (e.g., as compensation or as a dividend, depending on the circumstances and relationship of the parties).

Investment Gain in the Policy

The income tax treatment of changes in a policy's c ash v alue depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy's c ash v alue is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the i nsured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of underlying investment options , if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying investment options , exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Based on the above, the policy should be treated as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans ,p remiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the p remium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional p remiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a p remium, or other transaction, may cause the policy to become a modified endowment contract.

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Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any r ider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any r ider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual p remiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the c ash v alue of the policy exceeds the " investment in the contract" (generally, the net p remiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor p remiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract , and then from the income in the policy.  Because p remium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract .

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in d eath b enefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by l apse, or the maturity of the policy on its m aturity d ate may have adverse income tax consequences.  If the amount receive d (or deemed to be receive upon maturity) plus total policy i ndebtedness exceeds the investment in the contract , then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed at surrender.

The purpose of the m aturity d ate extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled m aturity d ate.

Sale of a Life Insurance Policy

If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the policy owner’s basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the “investment in the contract” would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.  The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the policy owner’s basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value).  Consequently, selling a life insurance policy may result in more gain than surrendering a life insurance policy for the same amount.

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Exchanging the Policy for Another Life Insurance Policy

Generally, policy owners will be taxe d on amounts that receive d in excess of p remium payments when the policy is surrendered in full .  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the i nsured named in the policy must be the Insured for the new policy  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy i ndebtedness that is discharged as part of the exchange transaction, the discharge of the i ndebtedness may be taxable. Policy o wners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The d eath b enefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy ), a portion of the d eath b enefit may be includable in the beneficiary's gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the d eath b enefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the d eath b enefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Estate Tax.   The death benefit is generally includible in the estate of the insured if either (a) the death benefit is paid to, or for the benefit of, the insured’s estate, or (b) at any time during the 3 year period ending with the insured’s death, the insured had an “incident of ownership” in the policy.  The regulations define an incident of ownership as any   right of the insured or the estate of the insured to the economic benefits of the policy. Examples include the power to change the beneficiary, to surrender or cancel the policy, to assign the policy, to revoke an assignment, to pledge the policy for a loan, or to obtain from the insurer a loan against the surrender value of the policy.

Special federal income tax considerations for life insurance policies owned by employers.  In 2006, President Bush signed the Pension Protection Act of 2006, which added Sections 101(j) and 6039I to the Code, which affect the tax treatment of life insurance policies owned by the employer of the i nsured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policy owner for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policy owner , will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of p remiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  First, if proper notice and consent are given and received, and if the i nsured was an employee at any time during the 12-month period before the i nsured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the i nsured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance In Force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each i nsured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employers responsibility to (a) provide the proper notice to each i nsured, (b) obtain the proper consent from each i nsured, (c) inform each i nsured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the i nsured, and (d) file the annual return required by Section 6039I.  If the employer-owner fail to provide the

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necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fail to file a properly completed return under Section 6039I, a penalty may apply .

Federal Transfer Taxes.  When the i nsured dies, the d eath b enefit will generally be included in the i nsured's federal gross estate if: (1) the p roceeds were payable to or for the benefit of the i nsured's estate; or (2) the i nsured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the d eath b enefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT payment.

If the policy owner is not the i nsured or a beneficiary, payment of the d eath b enefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the p remium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the c ash s urrender v alue of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy's c ash v alue as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

Terminal Illness – Policies Owned by or for the Benefit of Individuals

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see "Taxation of Death Benefits").

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including split dollar insurance plans, executive bonus plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the d eath b enefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax with respect to the tax treatment of this policy.

If you, the i nsured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

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Withholding and Information Reporting

Distributions of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory backup withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that backup withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; and/or

•	interest that is deemed to have been forgiven on a loan that is deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Tax Changes

The foregoing is a general discussion of various tax matters pertaining to life insurance policies.  It is based on our understanding of federal tax laws as currently interpreted by the IRS and is not intended as tax advice.   You should consult your independent legal, tax, and/or financial advisor.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.   For example t he “FY 2012, Budget of the United States Government” includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies.  No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein.  Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities.   It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

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Nationwide VLI Separate Account–4

Organization, Registration and Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited.  The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion, or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.

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Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund ).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the

45

defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly

46

received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum

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from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

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Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").
FF:The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Funds Insurance Series - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

American Funds Insurance Series - Bond Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

American Funds Insurance Series - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

American Funds Insurance Series - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

American Funds Insurance Series - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

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BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).

Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

DWS Variable Series II - DWS Dreman Small Mid Cap Value VIP: Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Sub-advisor:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.

DWS Variable Series II - DWS Large Cap Value VIP: Class B
This sub-account is only available in policies issued before December 31, 2010
Investment Advisor:	Deutsche Investment Management Americas Inc.
Sub-advisor:	Deutsche Asset Management International GmbH ("DeAMi")
Investment Objective:	High rate of total return.

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This sub-account is only available in policies issued before December 31, 2009
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Sub-advisor:	Franklin Templeton Investment Management Limited
Investment Objective:	Capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Growth Opportunities Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Basic Value Fund: Series I
This sub-account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. High Yield Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.

Invesco - Invesco V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

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Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
This sub-account is only available in policies issued before December 31, 2010
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Research International Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds

Designation: FF

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PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

57

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class I
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

The Universal Institutional Funds, Inc. - Growth Portfolio: Class I (formerly, The Universal Institutional Funds, Inc. - Capital Growth Portfolio: Class I)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This sub-account is not an investment option for new policy owners beginning March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

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Appendix B: Definitions
Accumulation Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age – The Insured's age on the Policy Date plus the number of full years since the Policy Date.
Base Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Specified Amount or take a partial surrender.

Beneficiary – The person or legal entity to whom/which the Death Benefit is paid upon the Insured's death.
Cash Surrender Value – The amount payable to you upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The sum of the value your allocations to the Sub-Accounts, the fixed account, and the Policy Loan Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, upon the Insured's death while the policy is In Force and before the Maturity Date.  The actual amount we pay to the Beneficiary is the amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, less any Indebtedness and any due and unpaid policy charges.

Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy, provided the qualifying conditions have been satisfied.
Excess Premium – The sum of (i) each Premium multiplied by the ratio of the Rider Specified Amount to the Total Specified Amount and (ii) the amount of paid Premiums in a policy year in excess of the Target Premium multiplied by the ratio of the Base Specified Amount to the Total Specified Amount.

Grace Period – A 61-day period after which the policy will Lapse if you do not remit sufficient Premium to keep the policy In Force.
Home Office – Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Any time during which benefits are payable under the policy and any elected r ider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund (in which a) Sub-Account invests.
Lapse – The policy terminates without value.
Maturity Date – The anniversary of the Policy Date on or next following the Insured's 100th birthday (unless extended).
Maturity Proceeds – The amount of money payable to you on the Maturity Date if your policy is In Force. The Maturity Proceeds are equal to the Cash Value minus any Indebtedness.

59

Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Net Amount At Risk – The policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of a share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use the NAV to calculate the value of Accumulation Units.  The NAV does not reflect deductions we make for charges we take from Sub-Accounts.  Accumulation Unit values do reflect these deductions.

Net Premium – The amount of Premium applied to your policy after the deduction of the Premium Load.
Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the Owner, the Beneficiary and the Insured.  The charges shown on the Policy Data Page reflect the guaranteed maximum policy charges, which may not be the amount you will actually be charged.  Please request an illustration for specific information about your particular charges.

Policy Date – The date we begin assessing charges under the policy, as shown on the Policy Data Page.  Policy years and months are measured from this date.  This date will be the date the initial Premium is paid, unless you request and we approve another date.

Policy Loan Account – An account used as collateral for policy loans.  Upon approval of a policy loan, we transfer an amount from the Cash Value that equals the policy loan amount to this account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Amounts in this account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Policy Proceeds or Proceeds – Policy Proceeds are the amount payable upon termination of the policy.  Policy Proceeds could be comprised of the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.

Premium – The amount of money you pay into the policy.
Rider – An optional benefit you may purchase/elect under the policy.
Rider Specified Amount – The amount of Death Benefit coverage under the Supplemental Insurance rider on the Policy Date.
SEC – The Securities and Exchange Commission.
Section 1035 – The Code section describing an exchange between a life insurance policy and/or annuity contract.
Seven-Pay Premium (7-Pay Premium) - 100% of the unadjusted maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount, and (iii) 7 level, annual premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.

Sub-Accounts – The mechanisms we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

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Target Premium – The maximum amount of Premium the Policy Owner may pay to purchase Base Specified Amount under Section 7702A of the Code and still have the Policy treated as a life insurance contract for federal tax purposes.  This is the maximum Premium the Policy Owner may put into the Policy based on the "7-Pay" method, which determines the limits on Premium payments in each of the first 7 policy years.  The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the Policy under Section 1035 of the Code.

Total Specified Amount – The sum of the Base Specified Amount and the Rider Specified Amount.
Unadjusted Seven-Pay Premium - 100% of the  maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount, and (iii) seven level, annual premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or underwriting Substandard Ratings.

Us, we, our, Nationwide, or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The corporation or legal entity named as the owner (i) in the application, or (ii) to which ownership rights in the policy have been validly assigned.

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Appendix C: Blending Examples of Policy Charges

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

(1)	Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2)	Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3)	$16.00 Specified Amount Charge = [(the first $50,000 of Total Specified Amount) x (.0003) plus (the Total Specified Amount in excess of $50,000 of $100,000) x (.00001)]

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Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

(4)	5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5)	0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6)	0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

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Appendix D: State Variations
Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state's requirements does not mean Nationwide currently offers this policy in that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.'

California – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "To Irrevocably Transfer Cash Value Or Exchange The Policy, " you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "To Irrevocably Transfer Cash Value Or Exchange The Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

Colorado – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Exchanging The Policy," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Exchanging The Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Connecticut – In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within twenty-four months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Additionally, under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Maryland – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Exchanging the Policy, "you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Exchanging the Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

Massachusetts – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Exchanging the Policy," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Exchanging the Policy" sub-section of "The Policy" section and the "Nationwide VLI Separate Account – 4" section of this prospectus.

Missouri – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of this prospectus.

Additionally, under the "Grace Period" sub-section of the "Lapse" section, the amount the Policy Owner must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

In the "Reinstatement" sub-section of the "Lapse" section of the prospectus, the three year reinstatement period is extended to five years.  See the "Reinstatement" sub-section of the "Lapse" section of this prospectus.

Montana – Policy and Rider charges are required to be on a unisex basis.  This is accomplished by treating all Insured's as male for purposes of charges that otherwise would vary by sex.  Therefore, none of the charges described in the prospectus as varying by sex, or by characteristics of the Insured, will vary by sex for policies issued in Montana.

The Change of Insured Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Riders" section of this prospectus.

Nebraska – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

64

New Hampshire – This policy is not available for issuance in the state of New Hampshire.

New Jersey – Whenever in the policy and/or any Rider, reference is made to "marriage", "spouse", "step-child", "divorce", "dissolution" or another word which in a specific context denotes or depends on the existence of a marital or spousal relationship, the same shall include a civil union pursuant to the provisions of the New Jersey Civil Union Act.

New York – This policy is not available for issuance in the state of New York

North Carolina – In the "Reinstatement" sub-section of the "Lapse" section of the prospectus, the three year reinstatement period is extended to five years.  See the "Reinstatement" sub-section of the "Lapse" section of this prospectus.

North Dakota – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Pennsylvania – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Texas – Under the "Grace Period" sub-section of the "Lapse" section, the amount you must pay to avoid Lapsing the policy is equal to at least three times the current month's policy charges.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

Utah – Under the "Reinstatement" sub-section of the "Lapse" section, you must meet all premium requirements except for the requirement that you must pay sufficient Premium to keep the policy In Force for three months from the date of reinstatement.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

West Virginia – Under the "Reinstatement" sub-section of the "Lapse" section, you must pay sufficient Premium to keep the policy In Force for one month from the date of reinstatement.  See the "Grace Period" sub-section of the "Lapse" section of this prospectus.

65

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08301

Securities Act of 1933 Registration File No. 333-137202

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Corporate Insurance Markets
One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by Nationwide Life Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2011 , and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2011 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 41% of the Premium.  After the first policy year, we pay gross renewal commissions on the sale of the policies provided by NISC that will not exceed 11% of actual premium payment.

We paid no underwriting commissions to NISC for this separate account in 2010 , 2009 and 2008 .

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, length of time the policy has been In Force, and policy components selected.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.

For policies with applications dated before September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 1980 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 1980 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 1980 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

For policies with applications dated on or after September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  Within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

2

Net Amount at Risk

The policy's cost of insurance is also dependent on the policy's Net Amount at Risk.  The Net Amount at Risk is allocated between the base coverage and the Supplemental Insurance Rider.  The Net Amount at Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value.  The Net Amount at Risk for the Supplemental Insurance Rider is the rider Death Benefit (as described in the "Supplemental Insurance Rider" section of the "Policy Riders and Rider Charges" provision of the prospectus).

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option elected, Specified Amount, planned periodic Premiums, policy components you select, and Riders requested.  An illustration will also demonstrate how the current charges associated with your policy may be reduced if you elect the Supplemental Insurance Rider.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

3

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	101%
55	150%	76	105%	96	101%
56	146%	77	105%	97	101%
57	142%	78	105%	98	101%
58	138%	79	105%	99	101%
59	134%	80	105%	100	100%
60	130%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example for policies with applications dated before September 30, 2008 of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	365%	16	226%	31	153%
2	353%	17	220%	32	149%
3	341%	18	213%	33	146%
4	330%	19	207%	34	143%
5	320%	20	202%	35	140%
6	309%	21	196%	36	138%
7	300%	22	191%	37	135%
8	290%	23	186%	38	133%
9	281%	24	181%	39	131%
10	272%	25	176%	40	129%
11	264%	26	172%	41	127%
12	256%	27	167%	42	125%
13	248%	28	163%	43	123%
14	240%	29	160%	44	122%
15	233%	30	156%	45	120%

4

The table below provides an example for policies with applications dated on or after September 30, 2008 of the applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	413%	16	251%	31	165%
2	399%	17	243%	32	161%
3	385%	18	236%	33	158%
4	372%	19	229%	34	154%
5	360%	20	222%	35	151%
6	348%	21	215%	36	147%
7	336%	22	209%	37	146%
8	325%	23	203%	38	144%
9	314%	24	198%	39	143%
10	304%	25	193%	40	141%
11	294%	26	187%	41	140%
12	285%	27	183%	42	139%
13	276%	28	178%	43	138%
14	267%	29	174%	44	135%
15	259%	30	169%	45	132%

5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Asset Allocation Fund - Class 2 (AMVAA2)
86,194 shares (cost $1,151,092)	$1,393,759
Bond Fund - Class 2 (AMVBD2)
109,315 shares (cost $1,124,577)	1,154,365
Global Small Capitalization Fund - Class 2 (AMVGS2)
57,297 shares (cost $911,888)	1,223,284
Growth Fund - Class 2 (AMVGR2)
39,088 shares (cost $1,565,210)	2,124,024
Large Cap Core V.I. Fund - Class II (MLVLC2)
84,377 shares (cost $1,607,762)	1,918,725
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
382,974 shares (cost $5,785,652)	6,177,372
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
13,513 shares (cost $217,722)	261,473
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
153,998 shares (cost $874,328)	1,011,766
U.S. Equity Flex I Portfolio (WSCP)
137,682 shares (cost $1,621,313)	1,961,963
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
204,401 shares (cost $2,037,082)	2,446,675
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
233,668 shares (cost $2,580,833)	3,951,334
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
17,846 shares (cost $75,995)	121,356
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
440,511 shares (cost $11,914,871)	12,959,846
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,706,699 shares (cost $56,252,813)	60,144,064
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
297,229 shares (cost $1,544,269)	1,720,955
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,189,246 shares (cost $9,095,113)	12,391,135
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
538,197 shares (cost $26,373,425)	30,332,776
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,179,581 shares (cost $49,828,186)	66,103,706
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
30,954 shares (cost $435,655)	487,216
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
343,670 shares (cost $7,456,842)	8,017,829
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
79,306 shares (cost $1,061,063)	1,313,308
Investors Growth Stock Series - Initial Class (MIGIC)
308,681 shares (cost $3,024,881)	3,398,582
Research International Series - Service Class (MVRISC)
62,801 shares (cost $632,229)	775,591
Value Series - Initial Class (MVFIC)
621,122 shares (cost $7,712,873)	8,062,170
Value Series - Service Class (MVFSC)
534,854 shares (cost $5,893,180)	6,862,183
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
1,306,359 shares (cost $18,607,839)	20,157,121
Core Plus Fixed Income Portfolio - Class I (MSVFI)
243,884 shares (cost $2,578,387)	2,441,280
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Emerging Markets Debt Portfolio - Class I (MSEM)
4,089,703 shares (cost $32,665,629)	33,290,184
Mid Cap Growth Portfolio - Class I (MSVMG)
942,133 shares (cost $7,722,077)	11,418,653
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
6,754 shares (cost $120,196)	139,809
U.S. Real Estate Portfolio - Class I (MSVRE)
1,962,579 shares (cost $16,612,088)	25,336,897
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
35,849 shares (cost $404,426)	393,267
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,653,409 shares (cost $37,044,686)	37,651,879
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
303,847 shares (cost $5,114,685)	5,259,600
American Funds NVIT Bond Fund - Class II (GVABD2)
240,990 shares (cost $2,469,944)	2,665,353
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
260,138 shares (cost $5,600,542)	5,678,806
American Funds NVIT Growth Fund - Class II (GVAGR2)
151,148 shares (cost $8,052,691)	8,205,845
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
70,720 shares (cost $2,279,791)	2,607,449
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,318,696 shares (cost $21,002,169)	22,733,070
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,752,651 shares (cost $11,359,150)	11,988,136
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2,103,254 shares (cost $20,050,991)	27,741,926
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
1,282,132 shares (cost $16,949,864)	16,885,677
Gartmore NVIT International Equity Fund - Class I (GIG)
624,837 shares (cost $4,516,600)	5,617,288
Gartmore NVIT International Equity Fund - Class III (GIG3)
436,273 shares (cost $3,188,458)	3,926,458
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
71,638 shares (cost $529,525)	642,589
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
371,749 shares (cost $4,673,537)	4,193,334
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
350 shares (cost $3,688)	3,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,745,920 shares (cost $13,575,838)	15,625,985
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
24,661 shares (cost $214,231)	254,997
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
91,660 shares (cost $789,018)	820,358
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
12,851,168 shares (cost $129,581,986)	134,166,197
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
366,565 shares (cost $3,396,220)	3,716,970
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
140,864 shares (cost $1,376,341)	1,472,024
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
349,240 shares (cost $3,155,176)	3,597,168
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
485,143 shares (cost $4,001,308)	4,832,020
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
105,841 shares (cost $974,463)	1,113,451
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)
64,963 shares (cost $696,016)	684,056
NVIT Core Plus Bond Fund - Class I (NVLCP1)
20,933 shares (cost $234,501)	232,354
NVIT Fund - Class I (TRF)
9,436,847 shares (cost $90,239,047)	85,969,679
NVIT Government Bond Fund - Class I (GBF)
10,170,752 shares (cost $119,880,224)	116,861,937
NVIT Growth Fund - Class I (CAF)
987,833 shares (cost $10,380,853)	13,770,399
NVIT International Index Fund - Class II (GVIX2)
770,225 shares (cost $6,047,612)	6,577,722
NVIT International Index Fund - Class VI (GVIX6)
79,248 shares (cost $623,707)	675,985
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,011,697 shares (cost $30,535,277)	27,948,547
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
7,154 shares (cost $90,480)	93,007
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
8,872 shares (cost $118,090)	126,422
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,343,760 shares (cost $12,831,701)	13,692,915
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,156,402 shares (cost $84,052,900)	86,131,609
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,624,294 shares (cost $85,517,606)	79,292,660
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,761,115 shares (cost $17,825,984)	18,350,822
NVIT Mid Cap Index Fund - Class I (MCIF)
3,131,328 shares (cost $50,861,350)	57,804,311
NVIT Money Market Fund - Class I (SAM)
94,974,453 shares (cost $94,974,453)	94,974,453
NVIT Money Market Fund - Class V (SAM5)
247,808,504 shares (cost $247,808,504)	247,808,504
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,881,914 shares (cost $14,380,223)	18,405,119
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
87,529 shares (cost $1,254,377)	893,674
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
539,233 shares (cost $7,309,319)	5,478,612
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,316,677 shares (cost $11,857,676)	12,653,265
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
792,749 shares (cost $6,815,936)	7,118,886
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,320,288 shares (cost $24,628,109)	35,327,867
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,894 shares (cost $66,353)	70,938
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,158,229 shares (cost $9,681,418)	11,929,754
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
873,953 shares (cost $12,575,938)	13,485,088
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,852,123 shares (cost $42,173,305)	40,254,689
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,556,702 shares (cost $58,652,971)	64,234,040
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2,263,123 shares (cost $18,412,713)	19,417,593
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Short Term Bond Fund - Class I (NVSTB1)
535,267 shares (cost $5,540,387)	5,556,076
NVIT Short Term Bond Fund - Class II (NVSTB2)
385,426 shares (cost $3,985,282)	3,985,302
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,090,454 shares (cost $122,489,646)	122,893,999
Templeton NVIT International Value Fund - Class III (NVTIV3)
13,228 shares (cost $180,113)	165,743
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
973,266 shares (cost $10,704,905)	9,859,184
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,282,244 shares (cost $22,083,709)	28,292,945
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
362,510 shares (cost $4,117,546)	4,060,114
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
3,560 shares (cost $39,610)	39,128
V.I. Basic Value Fund - Series I (AVBVI)
102,986 shares (cost $582,425)	657,051
V.I. Capital Appreciation Fund - Series I (AVCA)
41,017 shares (cost $870,580)	955,700
V.I. Capital Development Fund - Series I (AVCDI)
700,841 shares (cost $6,538,237)	9,398,272
V.I. High Yield Fund - Series I (AVHY1)
127,535 shares (cost $697,967)	682,313
V.I. International Growth Fund - Series I (AVIE)
1,376,176 shares (cost $34,326,902)	39,482,488
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
8,502 shares (cost $92,326)	105,337
VPS Growth and Income Portfolio - Class A (ALVGIA)
651,816 shares (cost $12,374,994)	11,204,715
VPS International Value Portfolio - Class A (ALVIVA)
1,128,178 shares (cost $14,437,930)	16,809,859
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
675,640 shares (cost $8,358,774)	11,452,096
VP Income & Growth Fund - Class I (ACVIG)
2,812,905 shares (cost $19,048,017)	17,018,076
VP Inflation Protection Fund - Class II (ACVIP2)
2,817,858 shares (cost $29,743,671)	31,250,048
VP International Fund - Class I (ACVI)
1,145,539 shares (cost $8,329,033)	9,805,817
VP Mid Cap Value Fund - Class I (ACVMV1)
312,168 shares (cost $3,513,398)	4,414,061
VP Ultra(R) Fund - Class I (ACVU1)
110,000 shares (cost $779,246)	1,031,796
VP Value Fund - Class I (ACVV)
3,097,864 shares (cost $14,459,123)	18,153,484
VP Vista(SM) Fund - Class I (ACVVS1)
113,783 shares (cost $1,293,053)	1,859,212
MidCap Stock Portfolio - Initial Shares (DVMCS)
127,814 shares (cost $1,342,575)	1,683,311
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,908,660 shares (cost $28,029,899)	35,485,656
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,125,767 shares (cost $264,625,273)	270,761,516
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
346,578 shares (cost $7,975,786)	10,362,685
Appreciation Portfolio - Initial Shares (DCAP)
712,756 shares (cost $24,607,238)	25,260,065
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Developing Leaders Portfolio - Initial Shares (DSC)
34,293 shares (cost $817,565)	1,049,017
International Value Portfolio - Initial Shares (DVIV)
2,077,203 shares (cost $22,702,998)	23,285,451
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
152,622 shares (cost $1,288,255)	1,861,988
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
24,581 shares (cost $180,180)	200,335
Capital Appreciation Fund II - Primary Shares (FVCA2P)
131,398 shares (cost $777,908)	840,949
Quality Bond Fund II - Primary Shares (FQB)
3,202,636 shares (cost $34,851,653)	36,990,447
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2,848,122 shares (cost $51,163,514)	67,813,791
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
500,858 shares (cost $6,949,196)	9,987,112
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
3,469,201 shares (cost $77,103,344)	65,776,048
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
180,762 shares (cost $1,676,170)	1,916,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
718,199 shares (cost $6,288,964)	7,598,546
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
391,400 shares (cost $3,656,675)	3,992,281
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
6,145 shares (cost $62,746)	77,062
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
85,846 shares (cost $1,104,087)	1,535,792
VIP Fund - Growth Portfolio - Service Class (FGS)
1,897,519 shares (cost $63,927,927)	70,189,218
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,697,678 shares (cost $13,695,724)	14,945,134
VIP Fund - High Income Portfolio - Service Class R (FHISR)
746,537 shares (cost $3,856,994)	4,120,886
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
189,983 shares (cost $23,954,619)	25,151,896
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
3,159,152 shares (cost $40,080,084)	40,216,004
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,521,075 shares (cost $39,721,245)	49,465,361
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,570,107 shares (cost $29,298,182)	26,220,784
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
748,997 shares (cost $14,294,209)	12,493,268
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
421,145 shares (cost $3,175,715)	4,089,320
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
200,275 shares (cost $1,958,931)	2,140,943
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
118,840 shares (cost $1,105,922)	1,246,628
Franklin Income Securities Fund - Class 2 (FTVIS2)
286,467 shares (cost $4,158,731)	4,245,441
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
634,759 shares (cost $11,615,548)	12,155,632
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
714,259 shares (cost $11,328,464)	11,820,985
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
376,515 shares (cost $4,325,776)	6,118,370
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
9,812 shares (cost $168,555)	203,982
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
502,462 shares (cost $4,759,288)	5,642,649
Templeton Foreign Securities Fund - Class 1 (TIF)
110,660 shares (cost $1,635,730)	1,608,989
Templeton Foreign Securities Fund - Class 2 (TIF2)
817,133 shares (cost $9,420,157)	11,676,833
Templeton Foreign Securities Fund - Class 3 (TIF3)
384,331 shares (cost $5,752,842)	5,472,875
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,977,535 shares (cost $37,691,320)	38,542,161
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
491,006 shares (cost $8,571,902)	9,564,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
47,063 shares (cost $319,751)	362,856
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
3,607,487 shares (cost $42,231,735)	50,865,564
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
14,185 shares (cost $156,239)	219,297
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
426,208 shares (cost $9,834,114)	12,901,322
Guardian Portfolio - I Class Shares (AMGP)
98,504 shares (cost $1,316,837)	1,865,660
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
222,872 shares (cost $5,233,224)	6,111,158
Partners Portfolio - I Class Shares (AMTP)
357,880 shares (cost $3,593,455)	4,033,306
Regency Portfolio - I Class Shares (AMRI)
284,108 shares (cost $3,038,816)	4,363,905
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
155,459 shares (cost $1,395,346)	1,905,933
Socially Responsive Portfolio - I Class Shares (AMSRS)
176,623 shares (cost $2,449,202)	2,624,624
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
851,182 shares (cost $26,696,398)	34,345,206
Global Securities Fund/VA - Class 3 (OVGS3)
571,130 shares (cost $17,132,816)	17,419,468
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,706,423 shares (cost $48,587,865)	51,704,608
High Income Fund/VA - Class 3 (OVHI3)
634,986 shares (cost $1,106,215)	1,358,870
High Income Fund/VA - Non-Service Shares (OVHI)
177,668 shares (cost $1,329,001)	378,433
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,334,751 shares (cost $27,307,977)	27,869,596
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
267,217 shares (cost $4,009,393)	4,719,049
MidCap Fund/VA - Non-Service Shares (OVAG)
566,703 shares (cost $24,373,926)	26,380,044
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
370,239 shares (cost $1,766,434)	2,065,934
All Asset Portfolio - Administrative Class (PMVAAA)
192,097 shares (cost $2,045,867)	2,109,229
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
169,148 shares (cost $1,818,353)	1,928,282
Low Duration Portfolio - Administrative Class (PMVLDA)
6,836,523 shares (cost $69,699,291)	71,373,305
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Real Return Portfolio - Administrative Class (PMVRRA)
6,865,067 shares (cost $85,309,357)	90,206,981
Total Return Portfolio - Administrative Class (PMVTRA)
32,362,011 shares (cost $357,445,630)	358,571,082
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
63,568 shares (cost $1,791,720)	2,003,673
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
1,191,154 shares (cost $10,560,845)	12,673,882
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
48,128 shares (cost $799,467)	781,112
Putnam VT International Equity Fund - IB Shares (PVTIGB)
97,877 shares (cost $1,318,520)	1,152,991
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
561 shares (cost $7,060)	7,734
Putnam VT Voyager Fund - IB Shares (PVTVB)
39,658 shares (cost $1,185,796)	1,533,180
Global Real Estate Portfolio - Class II (VKVGR2)
148,708 shares (cost $1,130,781)	1,249,148
Micro-Cap Portfolio - Investment Class (ROCMC)
3,861,568 shares (cost $31,934,270)	47,033,893
Small-Cap Portfolio - Investment Class (ROCSC)
31,549 shares (cost $235,328)	329,683
Blue Chip Growth Portfolio - II (TRBCG2)
41,078 shares (cost $426,131)	452,682
Equity Income Portfolio - II (TREI2)
3,058,108 shares (cost $48,170,208)	60,795,190
Health Sciences Portfolio - II (TRHS2)
169,509 shares (cost $2,003,911)	2,464,658
Mid-Cap Growth Portfolio - II (TRMCG2)
926,800 shares (cost $16,638,022)	22,335,888
New America Growth Portfolio (TRNAG1)
910,680 shares (cost $15,784,924)	20,362,807
Personal Strategy Balanced Portfolio (TRPSB1)
81,812 shares (cost $1,388,310)	1,492,246
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,485,240 shares (cost $13,870,622)	21,001,289
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,554,550 shares (cost $45,342,770)	58,559,887
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
102,530 shares (cost $1,580,468)	1,917,303
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
138,172 shares (cost $1,444,412)	1,703,660
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
240,141 shares (cost $3,377,277)	4,392,177
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
603,903 shares (cost $7,611,811)	9,016,278
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
202,522 shares (cost $2,051,550)	2,096,105
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
323,491 shares (cost $3,335,905)	3,548,697
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
679,605 shares (cost $8,230,015)	8,196,034
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
833,443 shares (cost $7,699,762)	8,260,753
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
141,530 shares (cost $1,198,185)	1,468,739
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
235,606 shares (cost $1,274,869)	1,526,351
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
80,833 shares (cost $1,248,058)	1,352,285
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
199,529 shares (cost $3,061,458)	4,245,977
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
482,860 shares (cost $6,721,117)	8,894,279
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
846,434 shares (cost $5,785,230)	6,813,793

Total Investments	$4,097,447,277
Accounts Receivable	727,074
Accounts Payable - U.S. Equity Flex I Portfolio (WSCP)	(828,567)

$4,097,345,784

Contract Owners’ Equity:
Accumulation units	4,097,345,784

Total Contract Owners’ Equity (note 8)	$4,097,345,784

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	MLVLC2	MLVGA2	CVSSE
Reinvested dividends	$52,849,148	24,611	33,702	18,674	13,851	16,490	63,465	138
Asset charges (note 3)	(4,797,611)	(2,065)	(2,183)	(2,237)	(3,718)	(3,659)	-	(342)

Net investment income (loss)	48,051,537	22,546	31,519	16,437	10,133	12,831	63,465	(204)

Realized gain (loss) on investments	(169,061,674)	(66,157)	34,343	120,547	34,614	50,459	90,734	(6,435)
Change in unrealized gain (loss) on investments	564,262,211	196,109	(12,968)	77,067	243,725	87,026	330,292	43,284

Net gain (loss) on investments	395,200,537	129,952	21,375	197,614	278,339	137,485	421,026	36,849

Reinvested capital gains	23,983,582	-	-	-	-	-	31,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$467,235,656	152,498	52,894	214,051	288,472	150,316	516,224	36,645

Investment Activity:	CSIEF3	WSCP	DAVVL	OGGO	JPMMV1	JABS	JACAS	JAGTS2
Reinvested dividends	$963	2,722	30,694	-	2,123	310,004	130,512	-
Asset charges (note 3)	(693)	-	(3,845)	(6,723)	(279)	(19,465)	(66,497)	-

Net investment income (loss)	270	2,722	26,849	(6,723)	1,844	290,539	64,015	-

Realized gain (loss) on investments	2,478	33,671	354,968	280,247	26,764	439,703	1,885,956	20,465
Change in unrealized gain (loss) on investments	138,462	215,891	(133,085)	463,624	4,223	173,573	1,660,766	176,686

Net gain (loss) on investments	140,940	249,562	221,883	743,871	30,987	613,276	3,546,722	197,151

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$141,210	252,284	248,732	737,148	32,831	903,815	3,610,737	197,151

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAGTS	JAIGS2	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC	MVRISC
Reinvested dividends	$-	139,019	326,181	1,656	80,180	4,670	14,365	8,836
Asset charges (note 3)	(6,694)	-	(84,704)	(451)	(4,710)	(2,029)	-	(1,586)

Net investment income (loss)	(6,694)	139,019	241,477	1,205	75,470	2,641	14,365	7,250

Realized gain (loss) on investments	516,960	(208,457)	741,576	4,709	67,842	287,966	7,810	(10,221)
Change in unrealized gain (loss) on investments	2,018,995	5,882,163	12,993,882	51,561	560,987	(15,216)	357,498	70,928

Net gain (loss) on investments	2,535,955	5,673,706	13,735,458	56,270	628,829	272,750	365,308	60,707

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,529,261	5,812,725	13,976,935	57,475	704,299	275,391	379,673	67,957

Investment Activity:	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	MSVMG	MSVEG	MSVRE
Reinvested dividends	$105,911	60,493	220,731	152,267	411,868	-	568	540,643
Asset charges (note 3)	-	(10,861)	(38,210)	-	(12,713)	(23,540)	(885)	(51,103)

Net investment income (loss)	105,911	49,632	182,521	152,267	399,155	(23,540)	(317)	489,540

Realized gain (loss) on investments	(242,905)	173,246	(93,156)	(70,775)	271,162	318,696	72,477	(750,645)
Change in unrealized gain (loss) on investments	958,030	365,978	1,578,836	90,701	(167,202)	2,519,164	(10,654)	6,194,105

Net gain (loss) on investments	715,125	539,224	1,485,680	19,926	103,960	2,837,860	61,823	5,443,460

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$821,036	588,856	1,668,201	172,193	503,115	2,814,320	61,506	5,933,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$22,047	58,025	69,483	58,669	43,712	12,128	22,997	1,901,151
Asset charges (note 3)	-	-	-	-	-	-	-	(41,053)

Net investment income (loss)	22,047	58,025	69,483	58,669	43,712	12,128	22,997	1,860,098

Realized gain (loss) on investments	7,759	10,365	(143,324)	(26,339)	(339,175)	(669,336)	(84,523)	(1,002,551)
Change in unrealized gain (loss) on investments	(2,684)	607,953	670,464	135,883	857,732	1,909,972	307,631	1,854,148

Net gain (loss) on investments	5,075	618,318	527,140	109,544	518,557	1,240,636	223,108	851,597

Reinvested capital gains	9,387	79,381	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,509	755,724	596,623	168,213	562,269	1,252,764	246,105	2,711,695

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	NVIE6	GEF
Reinvested dividends	$924,537	15,298	10,804	22,974	51,695	35,622	4,923	39,944
Asset charges (note 3)	-	(49,515)	-	(691)	(3,852)	-	-	(1,133)

Net investment income (loss)	924,537	(34,217)	10,804	22,283	47,843	35,622	4,923	38,811

Realized gain (loss) on investments	1,542,620	(4,893,423)	(1,813,522)	(879,814)	133,598	71,922	16,572	(206,407)
Change in unrealized gain (loss) on investments	(1,162,778)	8,698,405	4,018,759	759,565	473,917	343,925	60,048	583,671

Net gain (loss) on investments	379,842	3,804,982	2,205,237	(120,249)	607,515	415,847	76,620	377,264

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,304,379	3,770,765	2,216,041	(97,966)	655,358	451,469	81,543	416,075

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GEF3	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$78	30,365	1,767	2,354	8,651	13,324	15,774	26,090
Asset charges (note 3)	-	-	-	(8)	(15,574)	-	(1)	-

Net investment income (loss)	78	30,365	1,767	2,346	(6,923)	13,324	15,773	26,090

Realized gain (loss) on investments	(180)	253,245	20,922	73,149	66,611	60,613	40,000	124,735
Change in unrealized gain (loss) on investments	(169)	549,952	21,821	(41,470)	4,468,297	200,530	8,688	176,046

Net gain (loss) on investments	(349)	803,197	42,743	31,679	4,534,908	261,143	48,688	300,781

Reinvested capital gains	-	1,269,994	-	57,146	-	84	19,495	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(271)	2,103,556	44,510	91,171	4,527,985	274,551	83,956	326,871

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF
Reinvested dividends	$27,106	9,913	20,139	5,098	2,167,636	8,081	3,408,470	79,540
Asset charges (note 3)	(6)	(5)	-	-	(259,322)	(545)	(176,036)	(1,627)

Net investment income (loss)	27,100	9,908	20,139	5,098	1,908,314	7,536	3,232,434	77,913

Realized gain (loss) on investments	127,196	18,357	37,064	19,902	(58,516,108)	630,658	1,219,784	1,389,135
Change in unrealized gain (loss) on investments	385,280	59,821	(18,373)	(15,400)	80,596,372	(589,487)	(3,696,043)	870,743

Net gain (loss) on investments	512,476	78,178	18,691	4,502	22,080,264	41,171	(2,476,259)	2,259,878

Reinvested capital gains	-	1,756	6,641	5,146	-	-	4,377,401	-

Net increase (decrease) in contract owners’ equity resulting from operations	$539,576	89,842	45,471	14,746	23,988,578	48,707	5,133,576	2,337,791

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVGH1	GVGHS	GVIX2	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$7,865	8,326	128,732	11,823	463,483	408	534	302,909
Asset charges (note 3)	(959)	-	(13,635)	-	(18,347)	-	-	(9,562)

Net investment income (loss)	6,906	8,326	115,097	11,823	445,136	408	534	293,347

Realized gain (loss) on investments	(25,626)	24,927	261,254	(58,804)	(3,494,307)	462	5,490	(28,611)
Change in unrealized gain (loss) on investments	61,559	11,752	249,614	82,237	6,696,983	2,413	5,932	475,816

Net gain (loss) on investments	35,933	36,679	510,868	23,433	3,202,676	2,875	11,422	447,205

Reinvested capital gains	-	-	-	-	-	142	175	37,188

Net increase (decrease) in contract owners’ equity resulting from operations	$42,839	45,005	625,965	35,256	3,647,812	3,425	12,131	777,740

Investment Activity:	GVIDM	GVDMA	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMIG3
Reinvested dividends	$1,624,464	1,390,161	398,278	1,595	655,719	134	371	131,546
Asset charges (note 3)	(44,303)	(21,005)	(8,663)	(203)	(59,580)	(18,261)	(551,442)	-

Net investment income (loss)	1,580,161	1,369,156	389,615	1,392	596,139	(18,127)	(551,071)	131,546

Realized gain (loss) on investments	(1,492,261)	(1,477,072)	(501,352)	43,826	(1,427,533)	-	-	260,184
Change in unrealized gain (loss) on investments	8,549,098	9,116,754	1,626,837	8,542	13,058,095	-	-	1,891,077

Net gain (loss) on investments	7,056,837	7,639,682	1,125,485	52,368	11,630,562	-	-	2,151,261

Reinvested capital gains	-	-	-	-	58,668	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,636,998	9,008,838	1,515,100	53,760	12,285,369	(18,127)	(551,071)	2,282,807

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$19,299	119,439	5,878	41,751	-	594	147,777	-
Asset charges (note 3)	-	-	(2,871)	(1,193)	(726)	(55)	-	(7,578)

Net investment income (loss)	19,299	119,439	3,007	40,558	(726)	539	147,777	(7,578)

Realized gain (loss) on investments	(137,238)	(802,577)	12,681	243,585	1,318,796	16	276,152	(190,504)
Change in unrealized gain (loss) on investments	170,412	1,032,832	542,323	(35,905)	6,506,187	4,585	1,070,875	3,000,202

Net gain (loss) on investments	33,174	230,255	555,004	207,680	7,824,983	4,601	1,347,027	2,809,698

Reinvested capital gains	-	-	460,542	273,687	-	3,159	530,955	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,473	349,694	1,018,553	521,925	7,824,257	8,299	2,025,759	2,802,120

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	GGTC	GGTC3	GVUG1
Reinvested dividends	$218,264	175,996	1,251,394	65,828	43,530	-	-	-
Asset charges (note 3)	(23,192)	(83,584)	(17,367)	(9,819)	-	(2,461)	-	(290)

Net investment income (loss)	195,072	92,412	1,234,027	56,009	43,530	(2,461)	-	(290)

Realized gain (loss) on investments	(2,077,629)	(11,969,302)	(594,018)	7,142	8,220	(9,198)	241,631	(526,543)
Change in unrealized gain (loss) on investments	10,773,319	26,741,507	1,268,594	8,211	14,658	144,464	(196,316)	662,486

Net gain (loss) on investments	8,695,690	14,772,205	674,576	15,353	22,878	135,266	45,315	135,943

Reinvested capital gains	-	-	-	10,269	7,416	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,890,762	14,864,617	1,908,603	81,631	73,824	132,805	45,315	135,653

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	PMVLGA	AVBVI	AVCA
Reinvested dividends	$5,813	2,735	140,424	488,777	236,887	128	3,916	6,540
Asset charges (note 3)	-	-	(663)	(2,665)	-	(2)	(1,262)	-

Net investment income (loss)	5,813	2,735	139,761	486,112	236,887	126	2,654	6,540

Realized gain (loss) on investments	52,851	(661)	(307,357)	1,040,735	(216,459)	44	124,938	(82,744)
Change in unrealized gain (loss) on investments	394,273	(13,933)	1,545,904	3,056,673	207,199	(482)	(66,904)	203,946

Net gain (loss) on investments	447,124	(14,594)	1,238,547	4,097,408	(9,260)	(438)	58,034	121,202

Reinvested capital gains	33,871	21,213	-	2,139,672	-	162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$486,808	9,354	1,378,308	6,723,192	227,627	(150)	60,688	127,742

Investment Activity:	AVCDI	AVHY1	AVIE	AVMCCI	ALVGIA	ALVIVA	ALVSVA	ACVIG
Reinvested dividends	$-	39,472	673,202	550	-	536,546	40,783	245,165
Asset charges (note 3)	(14,089)	(484)	(68,052)	(87)	(17,748)	(41,835)	(8,590)	(6,512)

Net investment income (loss)	(14,089)	38,988	605,150	463	(17,748)	494,711	32,193	238,653

Realized gain (loss) on investments	(1,416,091)	3,980	(2,802,187)	598	(1,294,162)	593,155	(226,218)	(375,341)
Change in unrealized gain (loss) on investments	2,940,474	(15,654)	5,889,133	13,011	2,586,997	(715,148)	2,297,123	2,264,346

Net gain (loss) on investments	1,524,383	(11,674)	3,086,946	13,609	1,292,835	(121,993)	2,070,905	1,889,005

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,510,294	27,314	3,692,096	14,072	1,275,087	372,718	2,103,098	2,127,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$519,194	373,444	83,170	4,815	896,573	-	9,795	159,803
Asset charges (note 3)	-	(32,720)	(1,782)	(1,222)	(40,112)	(3,462)	(2,082)	(42,196)

Net investment income (loss)	519,194	340,724	81,388	3,593	856,461	(3,462)	7,713	117,607

Realized gain (loss) on investments	54,863	(114,692)	(10,766)	(29,018)	(12,637,551)	198,888	(50,141)	(4,941,906)
Change in unrealized gain (loss) on investments	968,994	1,625,362	565,974	153,537	17,323,542	195,418	357,857	11,513,004

Net gain (loss) on investments	1,023,857	1,510,670	555,208	124,519	4,685,991	394,306	307,716	6,571,098

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,543,051	1,851,394	636,596	128,112	5,542,452	390,844	315,429	6,688,705

Investment Activity:	DSIF	DSRG	DCAP	DSC	DVIV	SVSSVB	SVSHEB	FVCA2P
Reinvested dividends	$4,708,861	90,237	511,997	4,743	421,863	15,522	5,197	6,453
Asset charges (note 3)	(372,942)	(1,401)	(20,346)	-	(50,355)	(3,532)	(693)	-

Net investment income (loss)	4,335,919	88,836	491,651	4,743	371,508	11,990	4,504	6,453

Realized gain (loss) on investments	(5,752,564)	321,718	(691,095)	(88,907)	(3,086,519)	7,531	66,688	(4,068)
Change in unrealized gain (loss) on investments	36,844,292	988,748	3,577,649	261,421	3,650,644	339,495	(56,528)	88,407

Net gain (loss) on investments	31,091,728	1,310,466	2,886,554	172,514	564,125	347,026	10,160	84,339

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,427,647	1,399,302	3,378,205	177,257	935,633	359,016	14,664	90,792

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FALF	FVMOS	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$3,510	26,523	1,791,732	718,266	31,690	1,065,555	37,462	149,468
Asset charges (note 3)	-	-	(40,991)	(141,117)	-	(49,446)	(151)	(6,283)

Net investment income (loss)	3,510	26,523	1,750,741	577,149	31,690	1,016,109	37,311	143,185

Realized gain (loss) on investments	(68,794)	(33,427)	(10,753)	(28,369,710)	(2,058,408)	(4,211,956)	(107,049)	(286,515)
Change in unrealized gain (loss) on investments	72,384	14,290	1,247,838	48,385,295	3,538,726	11,998,977	248,709	1,059,262

Net gain (loss) on investments	3,590	(19,137)	1,237,085	20,015,585	1,480,318	7,787,021	141,660	772,747

Reinvested capital gains	-	-	-	28,176	-	-	34,632	52,594

Net increase (decrease) in contract owners’ equity resulting from operations	$7,100	7,386	2,987,826	20,620,910	1,512,008	8,803,130	213,603	968,526

Investment Activity:	FF30S	FGIS	FGOS	FGS	FHIS	FHISR	FIP	FIGBS
Reinvested dividends	$71,096	442	1,287	109,207	1,106,839	304,869	456,597	1,379,019
Asset charges (note 3)	(1,476)	(131)	(1,822)	(49,087)	(14,554)	-	(13,780)	(30,407)

Net investment income (loss)	69,620	311	(535)	60,120	1,092,285	304,869	442,817	1,348,612

Realized gain (loss) on investments	(240,063)	6,179	220,059	(83,728)	(401,720)	408,502	(202,734)	266,091
Change in unrealized gain (loss) on investments	647,309	315	1,589,853	13,386,883	1,181,040	(221,319)	992,191	(343,681)

Net gain (loss) on investments	407,246	6,494	1,809,912	13,303,155	779,320	187,183	789,457	(77,590)

Reinvested capital gains	26,398	-	-	213,529	-	-	80,011	437,020

Net increase (decrease) in contract owners’ equity resulting from operations	$503,264	6,805	1,809,377	13,576,804	1,871,605	492,052	1,312,285	1,708,042

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FMCS	FOS	FOSR	FVSS	FF15S	FF25S	FTVIS2	FTVRDI
Reinvested dividends	$116,533	317,177	151,475	16,417	42,699	23,895	261,705	186,190
Asset charges (note 3)	(36,226)	(40,187)	-	(950)	(3,880)	(2,334)	-	-

Net investment income (loss)	80,307	276,990	151,475	15,467	38,819	21,561	261,705	186,190

Realized gain (loss) on investments	(1,086,575)	(3,589,756)	(962,768)	(380,239)	103,389	28,660	(278,994)	1,127
Change in unrealized gain (loss) on investments	11,623,565	6,151,870	2,260,405	1,277,589	50,776	105,698	502,274	1,859,503

Net gain (loss) on investments	10,536,990	2,562,114	1,297,637	897,350	154,165	134,358	223,280	1,860,630

Reinvested capital gains	135,969	46,644	22,276	-	22,330	6,479	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,753,266	2,885,748	1,471,388	912,817	215,314	162,398	484,985	2,046,820

Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2
Reinvested dividends	$93,383	36,870	2,424	85,554	31,666	212,986	83,653	48,187
Asset charges (note 3)	-	(11,213)	(398)	-	-	(25,124)	-	(11,855)

Net investment income (loss)	93,383	25,657	2,026	85,554	31,666	187,862	83,653	36,332

Realized gain (loss) on investments	(561,766)	(68,097)	11,626	(861,147)	(23,051)	(2,047,726)	(301,713)	65,901
Change in unrealized gain (loss) on investments	3,017,088	1,414,910	8,457	1,582,406	116,020	2,720,805	665,144	802,304

Net gain (loss) on investments	2,455,322	1,346,813	20,083	721,259	92,969	673,079	363,431	868,205

Reinvested capital gains	-	-	-	-	-	-	-	8,717

Net increase (decrease) in contract owners’ equity resulting from operations	$2,548,705	1,372,470	22,109	806,813	124,635	860,941	447,084	913,254

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FTVGI3	FTVFA2	GVMCE	SBVSG	BNCAI	AMGP	AMCG	AMTP
Reinvested dividends	$119,496	7,656	314,456	-	-	7,708	-	25,173
Asset charges (note 3)	-	-	(110,955)	(471)	(23,730)	(2,761)	(12,744)	(5,056)

Net investment income (loss)	119,496	7,656	203,501	(471)	(23,730)	4,947	(12,744)	20,117

Realized gain (loss) on investments	245,111	20,260	(4,619,559)	42,700	(486,045)	(52,136)	(324,725)	398,708
Change in unrealized gain (loss) on investments	708,982	1,483	15,374,155	3,268	3,126,422	357,862	1,793,966	90,998

Net gain (loss) on investments	954,093	21,743	10,754,596	45,968	2,640,377	305,726	1,469,241	489,706

Reinvested capital gains	21,763	29	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,095,352	29,428	10,958,097	45,497	2,616,647	310,673	1,456,497	509,823

Investment Activity:	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI
Reinvested dividends	$27,171	-	903	145,948	223,304	694,871	69,445	24,995
Asset charges (note 3)	(8,308)	(1,869)	-	(106,290)	-	(84,250)	-	-

Net investment income (loss)	18,863	(1,869)	903	39,658	223,304	610,621	69,445	24,995

Realized gain (loss) on investments	(35,559)	(143,543)	(219,013)	1,013,283	(506,394)	(1,974,775)	(200,323)	(280,275)
Change in unrealized gain (loss) on investments	872,086	454,102	720,728	5,254,291	2,706,776	8,507,156	296,349	307,950

Net gain (loss) on investments	836,527	310,559	501,715	6,267,574	2,200,382	6,532,381	96,026	27,675

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$855,390	308,690	502,618	6,307,232	2,423,686	7,143,002	165,471	52,670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVRRA
Reinvested dividends	$295,457	28,669	-	157,067	114,728	31,460	1,136,377	1,162,948
Asset charges (note 3)	(9,816)	-	(14,654)	(4,078)	(2,334)	(764)	(146,039)	(187,269)

Net investment income (loss)	285,641	28,669	(14,654)	152,989	112,394	30,696	990,338	975,679

Realized gain (loss) on investments	(116,047)	(209,465)	11,310	(3,787)	52,148	75,657	241,229	317,077
Change in unrealized gain (loss) on investments	3,808,825	1,112,371	5,664,838	118,807	1,419	129,492	1,881,278	3,930,175

Net gain (loss) on investments	3,692,778	902,906	5,676,148	115,020	53,567	205,149	2,122,507	4,247,252

Reinvested capital gains	-	-	-	-	-	14,971	230,508	780,456

Net increase (decrease) in contract owners’ equity resulting from operations	$3,978,419	931,575	5,661,494	268,009	165,961	250,816	3,343,353	6,003,387

Investment Activity:	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVVIB	PVTVB
Reinvested dividends	$6,202,680	8,241	991,467	11,812	39,408	10	19	17,709
Asset charges (note 3)	(558,648)	(2,797)	(37,131)	-	-	(8)	(129)	-

Net investment income (loss)	5,644,032	5,444	954,336	11,812	39,408	2	(110)	17,709

Realized gain (loss) on investments	6,713,624	405,607	2,035,090	(125,402)	(266,079)	877	34,847	204,446
Change in unrealized gain (loss) on investments	(6,400,019)	(151,076)	(222,972)	211,614	330,023	104	(30,219)	23,834

Net gain (loss) on investments	313,605	254,531	1,812,118	86,212	63,944	981	4,628	228,280

Reinvested capital gains	10,775,489	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,733,126	259,975	2,766,454	98,024	103,352	983	4,518	245,989

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VKVGR2	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2	TRMCG2	TRNAG1
Reinvested dividends	$75,922	764,600	362	-	1,137,906	-	-	37,396
Asset charges (note 3)	(1,993)	(89,902)	(580)	(844)	(152,976)	(3,470)	(49,191)	(39,929)

Net investment income (loss)	73,929	674,698	(218)	(844)	984,930	(3,470)	(49,191)	(2,533)

Realized gain (loss) on investments	218,884	(4,167,787)	31,737	644,331	(8,864,178)	14,364	(878,331)	1,769,354
Change in unrealized gain (loss) on investments	(91,262)	14,605,283	19,394	(103,159)	17,190,432	291,793	5,235,037	1,239,828

Net gain (loss) on investments	127,622	10,437,496	51,131	541,172	8,326,254	306,157	4,356,706	3,009,182

Reinvested capital gains	-	-	-	-	-	-	1,137,324	430,055

Net increase (decrease) in contract owners’ equity resulting from operations	$201,551	11,112,194	50,913	540,328	9,311,184	302,687	5,444,839	3,436,704

Investment Activity:	TRPSB1	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$36,497	119,002	112,351	47,377	42,604	61,224	32,243	-
Asset charges (note 3)	(3,050)	(14,901)	(41,644)	(3,398)	(3,302)	(7,638)	(7,769)	(235)

Net investment income (loss)	33,447	104,101	70,707	43,979	39,302	53,586	24,474	(235)

Realized gain (loss) on investments	111,884	(1,763,348)	(2,508,620)	27,507	(69,409)	(234,731)	(90,542)	680
Change in unrealized gain (loss) on investments	31,772	6,164,743	12,459,821	99,161	167,125	735,299	967,111	44,555

Net gain (loss) on investments	143,656	4,401,395	9,951,201	126,668	97,716	500,568	876,569	45,235

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,103	4,505,496	10,021,908	170,647	137,018	554,154	901,043	45,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VVSTC	VVHGB	WRASP	WRGP	WRRESP	WRSTP	SVDF	SVOF
Reinvested dividends	$100,191	-	77,144	6,838	24,392	-	-	67,110
Asset charges (note 3)	(7,188)	(1,056)	(3,746)	(1,744)	(1,949)	(2,973)	(2,609)	(16,793)

Net investment income (loss)	93,003	(1,056)	73,398	5,094	22,443	(2,973)	(2,609)	50,317

Realized gain (loss) on investments	36,207	(1,942)	352,254	36,816	190,398	105,218	44,430	(87,189)
Change in unrealized gain (loss) on investments	40,466	(33,980)	320,015	120,236	82,275	(10,642)	892,940	1,859,409

Net gain (loss) on investments	76,673	(35,922)	672,269	157,052	272,673	94,576	937,370	1,772,220

Reinvested capital gains	-	-	-	-	-	42,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$169,676	(36,978)	745,667	162,146	295,116	134,532	934,761	1,822,537

Investment Activity:	WFVSCG
Reinvested dividends	$-
Asset charges (note 3)	(8,728)

Net investment income (loss)	(8,728)

Realized gain (loss) on investments	989,167
Change in unrealized gain (loss) on investments	255,038

Net gain (loss) on investments	1,244,205

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,235,477

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		AMVAA2		AMVBD2		AMVGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$48,051,537	61,056,529	22,546	24,779	31,519	23,552	16,437	966
Realized gain (loss) on investments	(169,061,674)	(358,177,114)	(66,157)	(65,240)	34,343	(15,359)	120,547	(186,340)
Change in unrealized gain (loss) on investments	564,262,211	1,008,719,318	196,109	289,232	(12,968)	72,580	77,067	452,147
Reinvested capital gains	23,983,582	50,615,249	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	467,235,656	762,213,982	152,498	248,771	52,894	80,773	214,051	266,773

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	249,444,820	272,284,700	132,641	121,519	14,019	60,167	10,148	63,208
Transfers between funds	-	-	(38,102)	233,650	250,685	172,236	103,700	348,701
Surrenders (note 6)	(247,893,625)	(355,058,443)	(112,008)	(9,371)	-	(3,527)	-	-
Death Benefits (note 4)	(12,114,304)	(11,445,523)	(7,934)	(1,226)	(996)	(3,035)	(1,102)	(1,736)
Net policy repayments (loans) (note 5)	(1,195,759)	(3,094,048)	(7,927)	(20,918)	(16,183)	-	(16,514)	-
Deductions for surrender charges (note 2d)	(3,091,806)	(4,834,935)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(113,435,370)	(123,944,193)	(46,888)	(44,645)	(9,836)	(9,281)	(7,842)	(4,710)
Asset charges (note 3):
FPVUL & VEL contracts	(5,244,610)	(4,763,557)	(781)	(2,191)	(49)	(75)	(1)	(925)
MSP contracts	(284,267)	(257,792)	-	(132)	-	(1)	-	(25)
SL contracts or LSFP contracts	(802,521)	(865,995)	-	(736)	-	-	-	(171)
Adjustments to maintain reserves	906,192	(316,113)	5	2,490	(18)	63	27	1,124

Net equity transactions	(133,711,250)	(232,295,899)	(80,994)	278,440	237,622	216,547	88,416	405,466

Net change in contract owners’ equity	333,524,406	529,918,083	71,504	527,211	290,516	297,320	302,467	672,239
Contract owners’ equity beginning of period	3,763,821,378	3,233,903,295	1,322,260	795,049	863,837	566,517	920,818	248,579

Contract owners’ equity end of period	$4,097,345,784	3,763,821,378	1,393,764	1,322,260	1,154,353	863,837	1,223,285	920,818

CHANGES IN UNITS:
Beginning units	293,757,661	307,038,686	156,977	116,841	84,585	62,336	113,530	49,331
Units purchased	74,642,038	64,050,669	21,571	51,072	25,471	23,944	15,137	68,718
Units redeemed	(89,430,018)	(77,331,694)	(31,268)	(10,936)	(3,638)	(1,695)	(5,201)	(4,519)

Ending units	278,969,681	293,757,661	147,280	156,977	106,418	84,585	123,466	113,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMVGR2		MLVLC2		MLVGA2		CVSSE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,133	6,819	12,831	13,799	63,465	33,614	(204)	528
Realized gain (loss) on investments	34,614	(308,612)	50,459	(325,237)	90,734	9,083	(6,435)	(22,950)
Change in unrealized gain (loss) on investments	243,725	783,659	87,026	604,305	330,292	61,427	43,284	49,279
Reinvested capital gains	-	-	-	-	31,733	-	-	9,784

Net increase (decrease) in contract owners’ equity resulting from operations	288,472	481,866	150,316	292,867	516,224	104,124	36,645	36,641

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	102	66,140	116,342	144,241	327,401	206,933	2,685	1,239
Transfers between funds	109,186	393,875	297,757	204,761	2,773,995	2,696,159	19,173	56,921
Surrenders (note 6)	-	-	(91,783)	(39,389)	(186,160)	(3,828)	(83)	(2)
Death Benefits (note 4)	(2,333)	(5,180)	(885)	(1,174)	-	-	(1,059)	(873)
Net policy repayments (loans) (note 5)	(31,460)	-	(1,852)	(2,560)	(33,527)	(991)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(3,736)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,552)	(11,775)	(25,435)	(30,948)	(176,055)	(23,364)	(2,063)	(1,464)
Asset charges (note 3):
FPVUL & VEL contracts	-	(6,921)	(123)	(93,144)	(12,542)	(32,194)	-	(748)
MSP contracts	-	(46)	-	(2,003)	(267)	(518)	-	(112)
SL contracts or LSFP contracts	-	(2,326)	-	(15,179)	(4,288)	(3,465)	-	(58)
Adjustments to maintain reserves	33	9,307	149	110,301	(233)	33,704	9	934

Net equity transactions	62,976	443,073	294,170	274,906	2,684,588	2,872,437	18,662	55,837

Net change in contract owners’ equity	351,448	924,939	444,486	567,773	3,200,812	2,976,561	55,307	92,478
Contract owners’ equity beginning of period	1,772,579	847,640	1,474,245	906,472	2,976,561	-	206,165	113,687

Contract owners’ equity end of period	$2,124,027	1,772,579	1,918,731	1,474,245	6,177,373	2,976,561	261,472	206,165

CHANGES IN UNITS:
Beginning units	226,599	150,751	138,588	103,948	244,329	-	14,173	10,503
Units purchased	11,392	78,538	44,933	67,765	249,092	247,162	1,650	5,351
Units redeemed	(8,730)	(2,690)	(17,715)	(33,125)	(31,957)	(2,833)	(458)	(1,681)

Ending units	229,261	226,599	165,806	138,588	461,464	244,329	15,365	14,173

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CSIEF3		WSCP		DAVVL		OGGO
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$270	(15)	2,722	(30)	26,849	13,085	(6,723)	(5,642)
Realized gain (loss) on investments	2,478	2,566	33,671	10,414	354,968	(143,939)	280,247	(102,721)
Change in unrealized gain (loss) on investments	138,462	(1,024)	215,891	124,758	(133,085)	715,824	463,624	1,006,472
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,210	1,527	252,284	135,142	248,732	584,970	737,148	898,109

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,136	4,816	79,178	36,205	292,907	148,479	1,623	24,312
Transfers between funds	449,201	462,115	63,942	998,589	(123,019)	991,950	438,245	(358,578)
Surrenders (note 6)	(15,200)	-	(207,977)	(13,685)	(5,752)	(18,571)	(110,832)	(384,949)
Death Benefits (note 4)	-	-	-	-	(10,084)	(12,457)	(4,607)	-
Net policy repayments (loans) (note 5)	(3,585)	-	14,983	828	(12,105)	(18,200)	(981)	66,622
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,196)	(668)	(52,530)	(13,927)	(36,959)	(30,638)	(47,213)	(53,929)
Asset charges (note 3):
FPVUL & VEL contracts	(1,276)	(61,176)	(3,360)	(64,855)	(1,686)	(12,506)	-	(18,826)
MSP contracts	(10)	(1,596)	(106)	(2,355)	-	(147)	-	(476)
SL contracts or LSFP contracts	(12)	(12,063)	(579)	(11,255)	-	(792)	-	(5,204)
Adjustments to maintain reserves	1,032	71,614	(102,126)	25,001	2,095	12,611	102	24,521

Net equity transactions	407,090	463,041	(208,575)	954,546	105,397	1,059,730	276,337	(706,507)

Net change in contract owners’ equity	548,300	464,568	43,709	1,089,688	354,129	1,644,700	1,013,485	191,602
Contract owners’ equity beginning of period	464,568	-	1,089,688	-	2,092,544	447,844	2,937,855	2,746,253

Contract owners’ equity end of period	$1,012,868	464,568	1,133,397	1,089,688	2,446,673	2,092,544	3,951,340	2,937,855

CHANGES IN UNITS:
Beginning units	45,958	-	100,191	-	273,828	76,781	177,271	237,302
Units purchased	52,435	46,164	12,817	103,318	46,348	211,685	21,582	17,698
Units redeemed	(9,046)	(206)	(21,962)	(3,127)	(35,945)	(14,638)	(8,741)	(77,729)

Ending units	89,347	45,958	91,046	100,191	284,231	273,828	190,112	177,271

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JPMMV1		JABS		JACAS		JAGTS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,844	(163)	290,539	246,771	64,015	(45,297)	-	-
Realized gain (loss) on investments	26,764	180	439,703	(795,610)	1,885,956	1,745,282	20,465	-
Change in unrealized gain (loss) on investments	4,223	41,137	173,573	2,248,632	1,660,766	16,558,142	176,686	-
Reinvested capital gains	-	-	-	320,012	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,831	41,154	903,815	2,019,805	3,610,737	18,258,127	197,151	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(11)	-	501,957	301,338	3,768,440	4,174,879	509,656	-
Transfers between funds	(78,656)	129,774	637,059	3,968,776	2,057,685	(308,597)	1,048,774	-
Surrenders (note 6)	-	-	(525,946)	(508,732)	(3,133,700)	(2,929,548)	(83,333)	-
Death Benefits (note 4)	(123)	-	(17,291)	(2,997)	(135,292)	(39,874)	(1,045)	-
Net policy repayments (loans) (note 5)	-	-	(3,518)	(28,182)	(762,945)	(372,161)	92,481	-
Deductions for surrender charges (note 2d)	-	-	(1,613)	(9,173)	(38,022)	(77,596)	(384)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,401)	(1,212)	(272,081)	(228,396)	(1,833,997)	(1,994,792)	(40,140)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	(9,691)	(9,139)	(18,187)	(100,018)	(4,075)	(1,858)	-
MSP contracts	-	(474)	(38)	(371)	(2,325)	(54)	-	-
SL contracts or LSFP contracts	-	(2,637)	(1,820)	(2,646)	(13,044)	(509)	(106)	-
Adjustments to maintain reserves	(2)	12,808	(10)	12,876	(4,142)	(106,141)	(237)	-

Net equity transactions	(81,193)	128,568	307,560	3,484,306	(197,360)	(1,658,469)	1,523,808	-

Net change in contract owners’ equity	(48,362)	169,722	1,211,375	5,504,111	3,413,377	16,599,658	1,720,959	-
Contract owners’ equity beginning of period	169,722	-	11,748,349	6,244,238	56,731,236	40,131,578	-	-

Contract owners’ equity end of period	$121,360	169,722	12,959,724	11,748,349	60,144,613	56,731,236	1,720,959	-

CHANGES IN UNITS:
Beginning units	13,479	-	695,173	463,743	5,472,899	5,646,789	-	-
Units purchased	-	13,589	110,363	296,842	736,565	654,414	162,312	-
Units redeemed	(5,638)	(110)	(95,828)	(65,412)	(745,554)	(828,304)	(10,725)	-

Ending units	7,841	13,479	709,708	695,173	5,463,910	5,472,899	151,587	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS		JAIGS2		JAIGS		JAMVS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,694)	(4,489)	139,019	75,197	241,477	140,819	1,205	-
Realized gain (loss) on investments	516,960	236,968	(208,457)	(1,003,544)	741,576	2,092,288	4,709	-
Change in unrealized gain (loss) on investments	2,018,995	4,251,296	5,882,163	10,228,555	12,993,882	26,292,193	51,561	-
Reinvested capital gains	-	-	-	507,630	-	1,524,193	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,529,261	4,483,775	5,812,725	9,807,838	13,976,935	30,049,493	57,475	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	265,864	852,053	3,078,690	2,863,554	946,066	1,683,512	36,863	-
Transfers between funds	(485,648)	9,727	1,558,932	1,596,794	(3,697,255)	(8,108,119)	395,220	-
Surrenders (note 6)	(832,271)	(927,179)	(2,212,694)	(1,171,640)	(4,411,633)	(1,902,180)	-	-
Death Benefits (note 4)	(30,098)	(8,625)	(77,739)	(9,652)	(142,987)	(566,649)	-	-
Net policy repayments (loans) (note 5)	(302,799)	5,616	(289,490)	(113,704)	(405,123)	(463,301)	-	-
Deductions for surrender charges (note 2d)	(5,975)	(36,357)	(34,759)	(65,642)	(10,879)	(39,431)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(555,410)	(613,362)	(1,221,542)	(1,062,455)	(1,350,641)	(1,444,266)	(2,341)	-
Asset charges (note 3):
FPVUL & VEL contracts	(33,674)	(38,036)	(87,302)	(683)	(71,430)	(11,786)	-	-
MSP contracts	(619)	(1,255)	(2,312)	-	(3,032)	(3,575)	-	-
SL contracts or LSFP contracts	(2,228)	(5,875)	(12,779)	-	(10,254)	(2,443)	-	-
Adjustments to maintain reserves	678	10,179	1,991	(74,252)	(11,339)	(56,781)	5	-

Net equity transactions	(1,982,180)	(753,115)	700,996	1,962,320	(9,168,507)	(10,915,019)	429,747	-

Net change in contract owners’ equity	547,081	3,730,660	6,513,721	11,770,158	4,808,428	19,134,474	487,222	-
Contract owners’ equity beginning of period	11,844,065	8,113,405	23,819,114	12,048,956	61,294,985	42,160,511	-	-

Contract owners’ equity end of period	$12,391,146	11,844,065	30,332,835	23,819,114	66,103,413	61,294,985	487,222	-

CHANGES IN UNITS:
Beginning units	2,576,599	2,764,915	1,868,731	1,692,770	3,903,753	4,806,329	-	-
Units purchased	159,422	392,025	369,316	440,345	197,872	273,003	46,745	-
Units redeemed	(564,869)	(580,341)	(334,675)	(264,384)	(727,121)	(1,175,579)	(245)	-

Ending units	2,171,152	2,576,599	1,903,372	1,868,731	3,374,504	3,903,753	46,500	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	LZREMS		LOVMCV		MIGIC		MVRISC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$75,470	-	2,641	3,583	14,365	20,378	7,250	3,758
Realized gain (loss) on investments	67,842	-	287,966	(470,487)	7,810	(119,540)	(10,221)	(9,041)
Change in unrealized gain (loss) on investments	560,987	-	(15,216)	733,471	357,498	1,031,933	70,928	106,342
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	704,299	-	275,391	266,567	379,673	932,771	67,957	101,059

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	332,627	-	89,543	52,322	242,908	308,957	63,618	84,935
Transfers between funds	7,077,998	-	(212,360)	93,047	(163,657)	(177,095)	23,371	243,655
Surrenders (note 6)	-	-	(113,258)	(81,151)	(108,377)	(144,174)	(28,917)	-
Death Benefits (note 4)	(8,484)	-	(4,482)	(246)	(4,464)	(6,809)	-	-
Net policy repayments (loans) (note 5)	(72,904)	-	(803)	(35,760)	(63,844)	(4,778)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(8,135)	(18,020)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,317)	-	(24,185)	(23,317)	(180,912)	(195,706)	(14,090)	(9,423)
Asset charges (note 3):
FPVUL & VEL contracts	(138)	-	(165)	(8,867)	(13,894)	(14,802)	(49)	(20,050)
MSP contracts	-	-	-	(915)	(176)	(1,100)	-	(1,260)
SL contracts or LSFP contracts	-	-	-	(2,247)	(697)	(3,145)	-	(5,533)
Adjustments to maintain reserves	(185)	-	133	12,046	42	5,683	36	26,846

Net equity transactions	7,313,597	-	(265,577)	4,912	(301,206)	(250,989)	43,969	319,170

Net change in contract owners’ equity	8,017,896	-	9,814	271,479	78,467	681,782	111,926	420,229
Contract owners’ equity beginning of period	-	-	1,303,483	1,032,004	3,320,118	2,638,336	663,668	243,439

Contract owners’ equity end of period	$8,017,896	-	1,313,297	1,303,483	3,398,585	3,320,118	775,594	663,668

CHANGES IN UNITS:
Beginning units	-	-	134,346	134,578	237,765	263,673	84,128	40,234
Units purchased	712,911	-	16,557	21,529	17,940	28,331	11,683	45,527
Units redeemed	(8,784)	-	(42,935)	(21,761)	(39,314)	(54,239)	(6,632)	(1,633)

Ending units	704,127	-	107,968	134,346	216,391	237,765	89,179	84,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFIC		MVFSC		MVIVSC		MSVFI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$105,911	77,213	49,632	29,301	182,521	(677)	152,267	240,723
Realized gain (loss) on investments	(242,905)	(563,326)	173,246	(105,731)	(93,156)	28,429	(70,775)	(123,741)
Change in unrealized gain (loss) on investments	958,030	1,787,278	365,978	839,404	1,578,836	(29,554)	90,701	136,733
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	821,036	1,301,165	588,856	762,974	1,668,201	(1,802)	172,193	253,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	537,510	696,007	397,640	181,598	(217,964)	3,065	159,141	206,165
Transfers between funds	398,804	449,084	2,388,705	877,781	16,022,249	3,039,919	(135,198)	(460,391)
Surrenders (note 6)	(504,623)	(246,925)	(152,659)	(9,776)	(76,258)	-	(81,672)	(84,373)
Death Benefits (note 4)	(36,760)	(14,795)	-	(2,279)	(16,546)	-	(211)	-
Net policy repayments (loans) (note 5)	(7,690)	(50,255)	(9,352)	-	-	-	(23,432)	(109,745)
Deductions for surrender charges (note 2d)	(6,687)	(9,796)	-	-	-	-	(4,714)	(4,794)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(304,177)	(334,244)	(114,977)	(84,084)	(227,272)	(3,374)	(135,090)	(178,900)
Asset charges (note 3):
FPVUL & VEL contracts	(20,863)	(5,463)	(1,359)	(14,501)	(29)	(32,390)	(9,160)	(10,343)
MSP contracts	(593)	(723)	-	(836)	-	(490)	(486)	(569)
SL contracts or LSFP contracts	(5,619)	(989)	-	(1,770)	-	(4,373)	(1,763)	(631)
Adjustments to maintain reserves	(20)	(16,326)	73	16,247	393,235	37,253	225	(1,368)

Net equity transactions	49,282	465,575	2,508,071	962,380	15,877,415	3,039,611	(232,360)	(644,950)

Net change in contract owners’ equity	870,318	1,766,740	3,096,927	1,725,354	17,545,616	3,037,809	(60,167)	(391,235)
Contract owners’ equity beginning of period	7,191,846	5,425,106	3,765,237	2,039,883	3,037,809	-	2,501,454	2,892,689

Contract owners’ equity end of period	$8,062,164	7,191,846	6,862,164	3,765,237	20,583,425	3,037,809	2,441,287	2,501,454

CHANGES IN UNITS:
Beginning units	438,770	406,164	467,409	309,365	230,861	-	208,669	264,578
Units purchased	61,462	82,247	334,550	173,178	1,263,642	231,182	15,435	18,987
Units redeemed	(59,228)	(49,641)	(34,322)	(15,134)	(53,347)	(321)	(34,034)	(74,896)

Ending units	441,004	438,770	767,637	467,409	1,441,156	230,861	190,070	208,669

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVEG		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$399,155	737,398	(23,540)	(16,993)	(317)	(694)	489,540	1,068,395
Realized gain (loss) on investments	271,162	(1,492,240)	318,696	(3,580,005)	72,477	(2,036)	(750,645)	(39,285,801)
Change in unrealized gain (loss) on investments	(167,202)	3,233,667	2,519,164	7,296,271	(10,654)	139,072	6,194,105	43,914,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	503,115	2,478,825	2,814,320	3,699,273	61,506	136,342	5,933,000	5,697,547

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	419,139	445,174	102,006	315,242	1,132	25,782	541,390	2,103,699
Transfers between funds	24,553,237	(2,259,258)	(94,798)	(906,840)	(309,141)	34,423	(430,858)	(21,008,864)
Surrenders (note 6)	(1,280,237)	(949,108)	(735,822)	(510,236)	(4,410)	(11,500)	(1,055,295)	(1,869,963)
Death Benefits (note 4)	(11,771)	(16,177)	(4,467)	(2,888)	-	-	(44,647)	(162,578)
Net policy repayments (loans) (note 5)	(21,556)	42,354	17,980	(15,991)	17,981	(1,811)	(129,433)	445,953
Deductions for surrender charges (note 2d)	(4,732)	(21,584)	-	(8,360)	-	-	184	(61,632)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,250)	(361,633)	(157,990)	(207,596)	(6,440)	(4,750)	(356,015)	(1,032,429)
Asset charges (note 3):
FPVUL & VEL contracts	(20,144)	(44,490)	(69)	(6,034)	(18)	(9,486)	93	(5,355)
MSP contracts	(292)	(3,601)	-	(398)	-	(309)	-	(288)
SL contracts or LSFP contracts	(2,491)	(8,157)	-	(370)	-	(1,770)	-	(502)
Adjustments to maintain reserves	(206)	35,414	655	2,436	150	11,572	5,382	(36,850)

Net equity transactions	23,292,697	(3,141,066)	(872,505)	(1,341,035)	(300,746)	42,152	(1,469,199)	(21,628,809)

Net change in contract owners’ equity	23,795,812	(662,241)	1,941,815	2,358,238	(239,240)	178,494	4,463,801	(15,931,262)
Contract owners’ equity beginning of period	9,494,372	10,156,613	9,477,152	7,118,914	379,109	200,615	20,873,165	36,804,427

Contract owners’ equity end of period	$33,290,184	9,494,372	11,418,967	9,477,152	139,869	379,109	25,336,966	20,873,165

CHANGES IN UNITS:
Beginning units	366,568	515,980	1,005,476	1,183,540	45,095	39,408	895,319	1,994,137
Units purchased	698,489	30,123	72,497	168,550	4,892	9,844	48,972	155,566
Units redeemed	(65,724)	(179,535)	(160,104)	(346,614)	(36,437)	(4,157)	(105,618)	(1,254,384)

Ending units	999,333	366,568	917,869	1,005,476	13,550	45,095	838,673	895,319

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAGF3		NVAMV1		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,047	8,672	58,025	457	69,483	2,621	58,669	8,601
Realized gain (loss) on investments	7,759	1,344	10,365	3,912	(143,324)	(177,856)	(26,339)	(184,344)
Change in unrealized gain (loss) on investments	(2,684)	(8,475)	607,953	(760)	670,464	826,043	135,883	472,238
Reinvested capital gains	9,387	1,173	79,381	2,439	-	83,925	-	822

Net increase (decrease) in contract owners’ equity resulting from operations	36,509	2,714	755,724	6,048	596,623	734,733	168,213	297,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,439	859	142,179	73	385,165	417,287	193,074	223,586
Transfers between funds	85,315	261,374	37,090,765	22,416	858,183	174,388	102,002	237,659
Surrenders (note 6)	(26,915)	(3)	(225,001)	-	(207,424)	(211,363)	(292,514)	(287,364)
Death Benefits (note 4)	-	-	-	-	-	-	(43,957)	(45,571)
Net policy repayments (loans) (note 5)	(4,973)	-	(26,427)	-	(11,110)	(15,389)	(28,940)	(7,708)
Deductions for surrender charges (note 2d)	(2,007)	-	(1,023)	-	(19,589)	(3,158)	(4,876)	(10,873)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,732)	(591)	(102,555)	(709)	(250,934)	(254,828)	(139,500)	(151,037)
Asset charges (note 3):
FPVUL & VEL contracts	(520)	(1,055)	(8,125)	(10,765)	(15,075)	(1,653)	(9,235)	(23,426)
MSP contracts	-	-	(326)	(338)	(4,137)	-	(1,010)	(574)
SL contracts or LSFP contracts	(128)	(561)	(1,102)	(1,175)	(6,052)	-	(1,958)	(2,301)
Adjustments to maintain reserves	9	1,534	(124)	12,218	740	(15,740)	(12)	14,608

Net equity transactions	92,488	261,558	36,868,261	21,719	729,767	89,544	(226,926)	(53,000)

Net change in contract owners’ equity	128,997	264,272	37,623,985	27,767	1,326,390	824,277	(58,713)	244,317
Contract owners’ equity beginning of period	264,272	-	27,767	-	3,933,215	3,108,938	2,724,059	2,479,742

Contract owners’ equity end of period	$393,269	264,272	37,651,752	27,767	5,259,605	3,933,215	2,665,346	2,724,059

CHANGES IN UNITS:
Beginning units	23,143	-	2,210	-	405,011	395,090	248,317	253,508
Units purchased	12,386	23,202	2,664,041	2,275	133,707	64,077	50,560	55,238
Units redeemed	(3,711)	(59)	(25,148)	(65)	(55,227)	(54,156)	(69,643)	(60,429)

Ending units	31,818	23,143	2,641,103	2,210	483,491	405,011	229,234	248,317

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$43,712	-	12,128	-	22,997	-	1,860,098	1,774,184
Realized gain (loss) on investments	(339,175)	(356,606)	(669,336)	(992,070)	(84,523)	(294,455)	(1,002,551)	(2,015,466)
Change in unrealized gain (loss) on investments	857,732	1,635,045	1,909,972	2,098,032	307,631	744,397	1,854,148	7,106,133
Reinvested capital gains	-	339,649	-	642,236	-	47,807	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	562,269	1,618,088	1,252,764	1,748,198	246,105	497,749	2,711,695	6,864,851

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	332,115	504,914	665,936	658,595	157,105	286,427	1,066,197	1,211,131
Transfers between funds	(250,877)	373,988	206,945	172,806	133,173	339,677	(664,043)	(619,286)
Surrenders (note 6)	(386,777)	(392,917)	(579,287)	(329,491)	(90,631)	(103,274)	(1,046,482)	(958,302)
Death Benefits (note 4)	(31,906)	(296)	(36,661)	(5,016)	(40,844)	(28,910)	(78,750)	(16,042)
Net policy repayments (loans) (note 5)	(70,922)	(402)	(54,549)	(14,180)	(10,564)	(3,760)	(77,435)	(44,517)
Deductions for surrender charges (note 2d)	(16,348)	(11,024)	(12,661)	(11,601)	(6,277)	(2,545)	(3,427)	(17,868)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(220,572)	(238,358)	(293,451)	(292,525)	(95,446)	(81,550)	(335,635)	(466,772)
Asset charges (note 3):
FPVUL & VEL contracts	(17,231)	(85)	(22,181)	(1,953)	(7,627)	(2,329)	(15,008)	(3,367)
MSP contracts	(1,308)	-	(1,736)	(10)	(782)	(622)	(958)	(173)
SL contracts or LSFP contracts	(2,970)	(182)	(6,365)	(236)	(1,011)	(546)	(1,417)	(526)
Adjustments to maintain reserves	453	(18,687)	306	(22,535)	49	(3,594)	(80)	(12,952)

Net equity transactions	(666,343)	216,951	(133,704)	153,854	37,145	398,974	(1,157,038)	(928,674)

Net change in contract owners’ equity	(104,074)	1,835,039	1,119,060	1,902,052	283,250	896,723	1,554,657	5,936,177
Contract owners’ equity beginning of period	5,782,885	3,947,846	7,086,792	5,184,740	2,324,195	1,427,472	21,178,416	15,242,239

Contract owners’ equity end of period	$5,678,811	5,782,885	8,205,852	7,086,792	2,607,445	2,324,195	22,733,073	21,178,416

CHANGES IN UNITS:
Beginning units	536,732	518,855	789,242	801,346	290,258	232,982	1,191,262	1,266,632
Units purchased	38,545	105,029	93,446	99,059	49,627	95,171	96,720	127,682
Units redeemed	(101,716)	(87,152)	(109,485)	(111,163)	(46,456)	(37,895)	(153,140)	(203,052)

Ending units	473,561	536,732	773,203	789,242	293,429	290,258	1,134,842	1,191,262

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GVGU1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$924,537	981,264	(34,217)	261,334	10,804	148,491	22,283	106,408
Realized gain (loss) on investments	1,542,620	(1,275,133)	(4,893,423)	(10,300,909)	(1,813,522)	(1,938,071)	(879,814)	(932,336)
Change in unrealized gain (loss) on investments	(1,162,778)	3,979,738	8,698,405	21,638,633	4,018,759	7,575,496	759,565	1,013,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,304,379	3,685,869	3,770,765	11,599,058	2,216,041	5,785,916	(97,966)	187,428

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	863,490	1,100,053	597,380	1,016,503	1,271,174	1,295,101	27,362	126,300
Transfers between funds	(456,586)	2,117,915	(2,467,648)	(1,066,354)	273,745	122,614	(2,647,311)	(237,147)
Surrenders (note 6)	(949,364)	(373,588)	(1,859,974)	(1,299,231)	(1,132,074)	(544,992)	(39,987)	(192,221)
Death Benefits (note 4)	(51,218)	(11,357)	(54,066)	(74,865)	(12,552)	(3,736)	(15)	(26,184)
Net policy repayments (loans) (note 5)	(94,591)	(39,857)	(248,487)	359,012	4,184	(87,448)	3,736	(62,636)
Deductions for surrender charges (note 2d)	(28,504)	(14,439)	(4,412)	(9,022)	(32,316)	(49,407)	(306)	(4,338)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(545,419)	(559,369)	(489,985)	(502,866)	(596,941)	(588,338)	(32,880)	(115,873)
Asset charges (note 3):
FPVUL & VEL contracts	(38,622)	(4,441)	(10,969)	(5,093)	(41,923)	(8,000)	(1,755)	(1,102)
MSP contracts	(664)	(891)	(703)	(414)	(6,946)	(2,175)	(99)	(1,279)
SL contracts or LSFP contracts	(5,155)	(43)	(676)	(2,047)	(9,579)	(1,267)	(180)	(169)
Adjustments to maintain reserves	33	(31,771)	638	(3,956)	(6,524)	(36,239)	(14)	(4,061)

Net equity transactions	(1,306,600)	2,182,212	(4,538,902)	(1,588,333)	(289,752)	96,113	(2,691,449)	(518,710)

Net change in contract owners’ equity	(2,221)	5,868,081	(768,137)	10,010,725	1,926,289	5,882,029	(2,789,415)	(331,282)
Contract owners’ equity beginning of period	11,990,373	6,122,292	28,510,202	18,499,477	14,959,380	9,077,351	2,789,415	3,120,697

Contract owners’ equity end of period	$11,988,152	11,990,373	27,742,065	28,510,202	16,885,669	14,959,380	-	2,789,415

CHANGES IN UNITS:
Beginning units	949,161	707,956	1,139,730	1,209,140	818,029	811,502	156,967	189,353
Units purchased	106,225	344,819	36,991	220,942	87,377	110,151	6,506	17,300
Units redeemed	(216,765)	(103,614)	(220,714)	(290,352)	(110,862)	(103,624)	(163,473)	(49,686)

Ending units	838,621	949,161	956,007	1,139,730	794,544	818,029	-	156,967

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GIG		GIG3		NVIE6		GEF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$47,843	55,220	35,622	3,333	4,923	498	38,811	36,162
Realized gain (loss) on investments	133,598	(4,204,394)	71,922	(8,426)	16,572	(24,066)	(206,407)	(329,610)
Change in unrealized gain (loss) on investments	473,917	5,470,605	343,925	469,935	60,048	83,896	583,671	1,154,975
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	655,358	1,321,431	451,469	464,842	81,543	60,328	416,075	861,527

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	471,664	329,073	225,766	84,849	90,166	38,549	333,822	269,031
Transfers between funds	(543,049)	(1,575,185)	(21,378)	3,291,333	521	381,123	(65,366)	(125,089)
Surrenders (note 6)	(232,284)	(353,341)	(202,893)	(161,849)	(14,340)	(631)	(190,608)	(206,567)
Death Benefits (note 4)	(12,200)	(337)	(2,197)	(2,468)	-	-	(27,137)	(11,151)
Net policy repayments (loans) (note 5)	(32,852)	(101,201)	(38,826)	(37,112)	(631)	(380)	(5,175)	8,254
Deductions for surrender charges (note 2d)	(2,328)	(4,438)	(4,197)	(8,466)	(691)	(753)	(1,319)	(4,117)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,216)	(159,684)	(161,176)	(68,246)	(16,045)	(10,371)	(172,750)	(193,558)
Asset charges (note 3):
FPVUL & VEL contracts	(9,654)	(2,753)	(12,172)	(816)	(578)	(120,030)	(12,141)	(3,451)
MSP contracts	(388)	(92)	(736)	-	-	(7,094)	(345)	-
SL contracts or LSFP contracts	(1,220)	(523)	(878)	(44)	(1,269)	(10,207)	(961)	(775)
Adjustments to maintain reserves	2,278	(8,572)	582	(5,763)	8	136,362	175	(8,448)

Net equity transactions	(506,249)	(1,877,053)	(218,105)	3,091,418	57,141	406,568	(141,805)	(275,871)

Net change in contract owners’ equity	149,109	(555,622)	233,364	3,556,260	138,684	466,896	274,270	585,656
Contract owners’ equity beginning of period	5,468,173	6,023,795	3,693,095	136,835	503,904	37,008	3,919,072	3,333,416

Contract owners’ equity end of period	$5,617,282	5,468,173	3,926,459	3,693,095	642,588	503,904	4,193,342	3,919,072

CHANGES IN UNITS:
Beginning units	460,651	656,884	516,240	24,803	70,672	6,719	267,639	285,138
Units purchased	42,369	62,657	50,779	533,829	22,121	65,951	25,612	44,545
Units redeemed	(85,430)	(258,890)	(82,455)	(42,392)	(13,040)	(1,998)	(35,470)	(62,044)

Ending units	417,590	460,651	484,564	516,240	79,753	70,672	257,781	267,639

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVNSR1		NVCRA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$78	64	30,365	10,318	1,767	300	2,346	3,137
Realized gain (loss) on investments	(180)	63	253,245	104,269	20,922	(9,127)	73,149	(89,222)
Change in unrealized gain (loss) on investments	(169)	424	549,952	1,500,363	21,821	31,839	(41,470)	177,395
Reinvested capital gains	-	-	1,269,994	32,649	-	-	57,146	79

Net increase (decrease) in contract owners’ equity resulting from operations	(271)	551	2,103,556	1,647,599	44,510	23,012	91,171	91,389

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,507	-	994,487	433,356	10,115	77,711	160,881	70,724
Transfers between funds	(13,331)	14,487	(330,968)	13,880,272	102,035	52,118	315,756	(58,588)
Surrenders (note 6)	(20)	-	(1,267,530)	(442,410)	(73,609)	-	(48,032)	(5,318)
Death Benefits (note 4)	-	-	(86,967)	(2,899)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(42,071)	(58,007)	(356)	(2,642)	(23,264)	(1,351)
Deductions for surrender charges (note 2d)	-	-	(15,679)	(6,069)	-	-	(2,186)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,508)	(449)	(778,592)	(314,834)	(5,508)	(2,766)	(27,425)	(21,276)
Asset charges (note 3):
FPVUL & VEL contracts	(54)	(132,612)	(55,544)	(51,016)	(244)	(3,724)	(2,334)	(8,326)
MSP contracts	-	(10,008)	(1,510)	(1,462)	-	(150)	(12)	(99)
SL contracts or LSFP contracts	-	(44,660)	(4,854)	(4,184)	(271)	(666)	-	(1,401)
Adjustments to maintain reserves	42	187,269	(1,477)	31,849	(4)	4,314	(8)	8,378

Net equity transactions	(10,364)	14,027	(1,590,705)	13,464,597	32,158	124,194	373,376	(17,257)

Net change in contract owners’ equity	(10,635)	14,578	512,851	15,112,196	76,668	147,206	464,547	74,132
Contract owners’ equity beginning of period	14,578	-	15,113,129	933	178,327	31,121	355,821	281,689

Contract owners’ equity end of period	$3,943	14,578	15,625,980	15,113,129	254,995	178,327	820,368	355,821

CHANGES IN UNITS:
Beginning units	1,087	-	1,906,534	180	21,943	5,037	42,818	43,904
Units purchased	156	1,124	154,869	2,012,080	12,814	21,928	55,442	18,966
Units redeemed	(979)	(37)	(356,284)	(105,726)	(9,367)	(5,022)	(12,514)	(20,052)

Ending units	264	1,087	1,705,119	1,906,534	25,390	21,943	85,746	42,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,923)	14,685	13,324	18,627	15,773	23,286	26,090	32,429
Realized gain (loss) on investments	66,611	(15,424)	60,613	(14,153)	40,000	11,717	124,735	(17,203)
Change in unrealized gain (loss) on investments	4,468,297	138,862	200,530	246,582	8,688	102,299	176,046	350,508
Reinvested capital gains	-	-	84	-	19,495	1,717	-	118

Net increase (decrease) in contract owners’ equity resulting from operations	4,527,985	138,123	274,551	251,056	83,956	139,019	326,871	365,852

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	595,661	54,743	934,851	216,138	269,122	37,034	212,996	213,261
Transfers between funds	128,391,397	206,940	1,549,868	639,089	410,239	559,841	1,026,644	1,142,296
Surrenders (note 6)	(26,258)	(12,629)	(490,082)	(10,056)	(37,990)	(634)	(37,375)	(45,459)
Death Benefits (note 4)	(25,624)	-	-	-	-	-	(27,959)	-
Net policy repayments (loans) (note 5)	578	144	2,855	(79)	(91,681)	(54,901)	(27,936)	770
Deductions for surrender charges (note 2d)	(3,241)	(1,564)	-	-	(1,637)	-	(707)	(1,317)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,287)	(35,947)	(103,545)	(51,183)	(77,387)	(53,581)	(110,717)	(55,287)
Asset charges (note 3):
FPVUL & VEL contracts	(3,038)	(1,129)	(7,214)	(63,773)	(4,743)	(239)	(7,704)	(139)
MSP contracts	(697)	(123)	(323)	(6,332)	(632)	-	(602)	-
SL contracts or LSFP contracts	(740)	(586)	(1,137)	(5,513)	(37)	-	(4,323)	-
Adjustments to maintain reserves	23	(1,466)	(84)	72,068	(8)	(3,952)	(11)	(6,429)

Net equity transactions	128,770,774	208,383	1,885,189	790,358	465,246	483,568	1,022,306	1,247,696

Net change in contract owners’ equity	133,298,759	346,506	2,159,740	1,041,414	549,202	622,587	1,349,177	1,613,548
Contract owners’ equity beginning of period	867,451	520,945	1,557,229	515,815	922,821	300,234	2,247,987	634,439

Contract owners’ equity end of period	$134,166,210	867,451	3,716,969	1,557,229	1,472,023	922,821	3,597,164	2,247,987

CHANGES IN UNITS:
Beginning units	90,423	65,101	172,546	71,014	89,148	32,838	241,583	83,184
Units purchased	10,275,750	31,784	206,656	108,865	65,461	68,059	128,328	171,060
Units redeemed	(21,758)	(6,462)	(12,971)	(7,333)	(21,550)	(11,749)	(22,974)	(12,661)

Ending units	10,344,415	90,423	366,231	172,546	133,059	89,148	346,937	241,583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$27,100	36,889	9,908	12,101	20,139	16,101	5,098	10,487
Realized gain (loss) on investments	127,196	(228,372)	18,357	(454)	37,064	24,773	19,902	21,401
Change in unrealized gain (loss) on investments	385,280	786,425	59,821	75,372	(18,373)	3,669	(15,400)	9,164
Reinvested capital gains	-	1,157	1,756	387	6,641	3,009	5,146	4,977

Net increase (decrease) in contract owners’ equity resulting from operations	539,576	596,099	89,842	87,406	45,471	47,552	14,746	46,029

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	573,439	473,349	154,536	36,982	64,314	88,571	6,422	126
Transfers between funds	1,005,668	811,650	299,274	287,927	246,639	377,679	(16,793)	99,386
Surrenders (note 6)	(105,261)	(70,716)	(14,078)	(3,829)	(236,196)	(58,737)	(7,577)	(27,433)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(25,168)	(205,572)	(2,738)	3,018	(2,684)	(23,576)	(6,132)	11,084
Deductions for surrender charges (note 2d)	(6,804)	(2,110)	-	(1,315)	(1,807)	(1,858)	-	(495)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,370)	(113,766)	(62,579)	(37,482)	(35,823)	(30,317)	(10,947)	(9,267)
Asset charges (note 3):
FPVUL & VEL contracts	(11,747)	(25,864)	(2,223)	(177,468)	(2,144)	(218,074)	(654)	(39,623)
MSP contracts	(2,786)	(6,503)	(1,686)	(32,958)	(83)	(17,170)	-	(16,950)
SL contracts or LSFP contracts	(2,985)	(5,269)	(331)	(28,834)	(1,351)	(29,869)	(50)	(9,733)
Adjustments to maintain reserves	(59)	26,339	(93)	236,770	169	262,749	3	65,479

Net equity transactions	1,271,927	881,539	370,082	282,811	31,034	349,398	(35,728)	72,574

Net change in contract owners’ equity	1,811,503	1,477,638	459,924	370,217	76,505	396,950	(20,982)	118,603
Contract owners’ equity beginning of period	3,020,513	1,542,875	653,525	283,308	607,549	210,599	253,336	134,733

Contract owners’ equity end of period	$4,832,016	3,020,513	1,113,449	653,525	684,054	607,549	232,354	253,336

CHANGES IN UNITS:
Beginning units	345,687	223,705	66,327	33,824	56,157	21,176	21,838	13,545
Units purchased	176,788	178,283	46,209	37,144	35,257	48,659	4,168	13,349
Units redeemed	(35,328)	(56,301)	(9,237)	(4,641)	(32,353)	(13,678)	(7,521)	(5,056)

Ending units	487,147	345,687	103,299	66,327	59,061	56,157	18,485	21,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		GVGF1		GBF		CAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,908,314	3,345,442	7,536	21,040	3,232,434	3,978,157	77,913	67,503
Realized gain (loss) on investments	(58,516,108)	(1,042,850)	630,658	(1,389,231)	1,219,784	947,871	1,389,135	258,366
Change in unrealized gain (loss) on investments	80,596,372	61,992,768	(589,487)	1,963,916	(3,696,043)	(3,501,589)	870,743	3,518,953
Reinvested capital gains	-	-	-	-	4,377,401	1,702,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,988,578	64,295,360	48,707	595,725	5,133,576	3,127,141	2,337,791	3,844,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,203,927	3,727,417	54,089	92,356	4,959,490	5,672,055	1,335,059	1,487,344
Transfers between funds	(244,183,855)	523,446	(2,212,806)	(137,563)	639,340	(9,936,785)	(2,508,177)	631,555
Surrenders (note 6)	(2,090,555)	(2,189,741)	(43,012)	(50,148)	(4,965,009)	(7,206,573)	(1,343,479)	(829,196)
Death Benefits (note 4)	(725,197)	(420,554)	(19)	(20,078)	(252,641)	(278,522)	(61,432)	(44,790)
Net policy repayments (loans) (note 5)	(214,108)	(117,156)	(2,181)	(16,452)	(143,863)	(1,340,648)	(61,828)	(53,927)
Deductions for surrender charges (note 2d)	(34,940)	(48,979)	(815)	(2,234)	(60,528)	(102,837)	(15,256)	(6,668)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,759,043)	(5,027,515)	(25,728)	(77,810)	(3,509,655)	(3,962,145)	(1,012,020)	(1,126,311)
Asset charges (note 3):
FPVUL & VEL contracts	(133,534)	(2,105)	(1,222)	(74,366)	(125,289)	(399,204)	(55,566)	(27,116)
MSP contracts	(7,718)	-	-	(1,784)	(9,614)	(28,447)	(1,471)	(833)
SL contracts or LSFP contracts	(7,771)	(422)	(272)	(13,234)	(28,374)	(90,812)	(3,079)	(3,533)
Adjustments to maintain reserves	5,157	(134,787)	14	85,258	(5,252)	331,445	60	(24,743)

Net equity transactions	(248,947,637)	(3,690,396)	(2,231,952)	(216,055)	(3,501,395)	(17,342,473)	(3,727,189)	1,782

Net change in contract owners’ equity	(224,959,059)	60,604,964	(2,183,245)	379,670	1,632,181	(14,215,332)	(1,389,398)	3,846,604
Contract owners’ equity beginning of period	310,928,783	250,323,819	2,183,245	1,803,575	115,229,652	129,444,984	15,159,793	11,313,189

Contract owners’ equity end of period	$85,969,724	310,928,783	-	2,183,245	116,861,833	115,229,652	13,770,395	15,159,793

CHANGES IN UNITS:
Beginning units	30,335,668	30,738,481	158,071	171,955	6,834,892	7,781,878	1,971,201	1,919,769
Units purchased	353,898	503,102	9,344	20,168	707,441	518,251	171,129	426,516
Units redeemed	(23,644,440)	(905,915)	(167,415)	(34,052)	(893,035)	(1,465,237)	(686,793)	(375,084)

Ending units	7,045,126	30,335,668	-	158,071	6,649,298	6,834,892	1,455,537	1,971,201

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH1		GVGHS		GVIX2		GVIX6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,906	4,802	8,326	6,852	115,097	28,220	11,823	11,544
Realized gain (loss) on investments	(25,626)	(266,588)	24,927	(339,358)	261,254	(315,049)	(58,804)	(260,909)
Change in unrealized gain (loss) on investments	61,559	738,864	11,752	735,726	249,614	632,696	82,237	311,663
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,839	477,078	45,005	403,220	625,965	345,867	35,256	62,298

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	808	30,016	199,265	252,753	336,669	646,085	160,035	54,056
Transfers between funds	(2,759,275)	19,335	(2,545,300)	(110,789)	2,045,710	2,062,529	(30,228)	53,829
Surrenders (note 6)	(127,271)	(93,144)	(129,776)	(230,113)	(44,414)	(15,763)	(28,578)	(47,359)
Death Benefits (note 4)	(562)	(2,710)	(62)	(29,050)	(1,370)	(384)	-	-
Net policy repayments (loans) (note 5)	(19,605)	(34,844)	(6,976)	(101,611)	(26)	-	(4,475)	(7,093)
Deductions for surrender charges (note 2d)	(629)	(2,027)	(4,510)	(7,864)	-	-	(477)	(222)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,065)	(91,239)	(34,676)	(124,256)	(57,032)	(20,798)	(28,472)	(30,805)
Asset charges (note 3):
FPVUL & VEL contracts	(932)	(3,306)	(2,729)	(22,451)	(520)	(3,687)	(1,305)	(6,037)
MSP contracts	(54)	(134)	(25)	(186)	-	(91)	(41)	(105)
SL contracts or LSFP contracts	(139)	(508)	(395)	(2,985)	-	(513)	(926)	(663)
Adjustments to maintain reserves	427	(141)	(80)	16,062	(248)	4,044	1,055	5,027

Net equity transactions	(2,931,297)	(178,701)	(2,525,264)	(360,490)	2,278,769	2,671,422	66,588	20,629

Net change in contract owners’ equity	(2,888,458)	298,377	(2,480,259)	42,730	2,904,734	3,017,289	101,844	82,927
Contract owners’ equity beginning of period	2,888,458	2,590,081	2,480,259	2,437,529	3,672,985	655,696	574,140	491,213

Contract owners’ equity end of period	$-	2,888,458	-	2,480,259	6,577,719	3,672,985	675,984	574,140

CHANGES IN UNITS:
Beginning units	210,934	225,000	222,948	260,983	498,549	114,389	65,290	71,845
Units purchased	4,723	17,451	17,650	30,079	355,316	405,170	28,670	8,895
Units redeemed	(215,657)	(31,517)	(240,598)	(68,114)	(21,567)	(21,010)	(22,480)	(15,450)

Ending units	-	210,934	-	222,948	832,298	498,549	71,480	65,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$445,136	236,550	408	135	534	814	293,347	286,883
Realized gain (loss) on investments	(3,494,307)	(2,064,061)	462	19	5,490	(97)	(28,611)	(1,906,856)
Change in unrealized gain (loss) on investments	6,696,983	6,579,751	2,413	113	5,932	2,401	475,816	2,658,897
Reinvested capital gains	-	1,352,345	142	155	175	650	37,188	94,127

Net increase (decrease) in contract owners’ equity resulting from operations	3,647,812	6,104,585	3,425	422	12,131	3,768	777,740	1,133,051

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,504,750	3,421,525	899	15,052	30,985	6,132	847,965	1,200,182
Transfers between funds	(447,622)	(813,824)	74,869	6,878	(35,266)	116,102	(1,121,396)	(11,116,062)
Surrenders (note 6)	(3,442,951)	(1,229,667)	(5,458)	-	-	-	(730,202)	(604,928)
Death Benefits (note 4)	(276,089)	(30,110)	-	-	-	-	(349,145)	(89,265)
Net policy repayments (loans) (note 5)	(161,597)	(171,112)	-	-	(3,101)	-	(65,817)	(15,355)
Deductions for surrender charges (note 2d)	(125,623)	(130,322)	(867)	-	-	-	(11,614)	(17,463)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,219,949)	(1,376,485)	(1,582)	(403)	(2,804)	(1,073)	(557,454)	(745,672)
Asset charges (note 3):
FPVUL & VEL contracts	(69,948)	(52,214)	(198)	(15,980)	(280)	(29,109)	(26,065)	(88,369)
MSP contracts	(6,340)	(1,028)	-	(375)	-	(632)	(6,853)	(2,405)
SL contracts or LSFP contracts	(5,647)	(7,128)	-	(2,583)	-	(2,601)	(4,130)	(9,818)
Adjustments to maintain reserves	306	(14,530)	(1)	18,908	(39)	32,203	(118)	61,378

Net equity transactions	(3,250,710)	(404,895)	67,662	21,497	(10,505)	121,023	(2,024,829)	(11,427,777)

Net change in contract owners’ equity	397,102	5,699,690	71,087	21,919	1,626	124,791	(1,247,089)	(10,294,726)
Contract owners’ equity beginning of period	27,551,462	21,851,772	21,919	-	124,791	-	14,939,995	25,234,721

Contract owners’ equity end of period	$27,948,564	27,551,462	93,006	21,919	126,417	124,791	13,692,906	14,939,995

CHANGES IN UNITS:
Beginning units	2,059,117	2,076,728	1,883	-	10,225	-	1,116,660	2,076,535
Units purchased	247,836	364,953	6,055	1,921	6,539	10,328	143,851	253,841
Units redeemed	(484,445)	(382,564)	(662)	(38)	(7,518)	(103)	(292,458)	(1,213,716)

Ending units	1,822,508	2,059,117	7,276	1,883	9,246	10,225	968,053	1,116,660

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		GVUS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,580,161	1,014,977	1,369,156	805,174	389,615	295,619	1,392	7,607
Realized gain (loss) on investments	(1,492,261)	(2,373,635)	(1,477,072)	(2,858,759)	(501,352)	(1,269,197)	43,826	(754,822)
Change in unrealized gain (loss) on investments	8,549,098	12,852,063	9,116,754	13,647,980	1,626,837	3,097,306	8,542	1,037,888
Reinvested capital gains	-	1,648,516	-	2,700,488	-	274,021	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,636,998	13,141,921	9,008,838	14,294,883	1,515,100	2,397,749	53,760	290,673

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,692,079	7,127,276	7,140,804	9,615,571	1,034,544	1,548,291	9,668	40,422
Transfers between funds	2,640,107	12,787,935	596,235	(1,802,843)	(239,073)	(472,912)	(1,072,774)	(180,682)
Surrenders (note 6)	(6,896,654)	(4,408,689)	(5,187,616)	(4,307,477)	(1,970,389)	(1,164,612)	(21,384)	(54,298)
Death Benefits (note 4)	(308,956)	(689,935)	(316,951)	(58,020)	(71,319)	(73,371)	(151)	(72)
Net policy repayments (loans) (note 5)	(334,356)	(179,572)	(620,426)	(743,018)	662,459	(38,536)	(1,422)	1,563
Deductions for surrender charges (note 2d)	(122,605)	(18,289)	(331,772)	(382,509)	(62,392)	(24,310)	-	(5,830)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,664,908)	(3,752,452)	(3,688,440)	(3,967,017)	(847,945)	(864,754)	(10,953)	(35,932)
Asset charges (note 3):
FPVUL & VEL contracts	(196,675)	(95,157)	(242,931)	(31,264)	(41,061)	(5,536)	(629)	(2,914)
MSP contracts	(36,952)	(2,713)	(17,709)	(1,551)	(18,222)	(250)	-	(34)
SL contracts or LSFP contracts	(33,156)	(14,206)	(33,400)	(6,792)	(8,427)	(1,075)	(51)	(151)
Adjustments to maintain reserves	13,832	(126,921)	(585)	(222,379)	128	(59,309)	24	864

Net equity transactions	(3,248,244)	10,627,277	(2,702,791)	(1,907,299)	(1,561,697)	(1,156,373)	(1,097,672)	(237,064)

Net change in contract owners’ equity	5,388,754	23,769,198	6,306,047	12,387,584	(46,597)	1,241,376	(1,043,912)	53,609
Contract owners’ equity beginning of period	80,742,826	56,973,628	72,986,606	60,599,022	18,397,421	17,156,045	1,043,912	990,303

Contract owners’ equity end of period	$86,131,580	80,742,826	79,292,653	72,986,606	18,350,824	18,397,421	-	1,043,912

CHANGES IN UNITS:
Beginning units	5,949,215	4,997,828	5,338,316	5,511,580	1,346,685	1,437,268	86,944	110,239
Units purchased	684,022	1,791,447	621,697	889,744	151,446	225,095	12,778	5,672
Units redeemed	(909,904)	(840,060)	(818,796)	(1,063,008)	(259,788)	(315,678)	(99,722)	(28,967)

Ending units	5,723,333	5,949,215	5,141,217	5,338,316	1,238,343	1,346,685	-	86,944

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MCIF		SAM		SAM5		NVMIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$596,139	362,816	(18,127)	35,553	(551,071)	(543,038)	131,546	54,487
Realized gain (loss) on investments	(1,427,533)	(5,522,677)	-	-	-	-	260,184	69,102
Change in unrealized gain (loss) on investments	13,058,095	17,238,205	-	-	-	-	1,891,077	2,136,753
Reinvested capital gains	58,668	1,328,431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,285,369	13,406,775	(18,127)	35,553	(551,071)	(543,038)	2,282,807	2,260,342

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,449,012	3,385,036	9,965,789	13,320,686	61,057,339	60,789,909	1,150,872	507,330
Transfers between funds	(2,119,670)	(3,024,145)	3,510,415	15,786,585	(88,510,786)	(10,495,762)	(465,256)	16,234,491
Surrenders (note 6)	(3,213,551)	(3,404,487)	(22,372,289)	(41,246,434)	(27,365,873)	(110,603,433)	(1,181,422)	(509,590)
Death Benefits (note 4)	(189,413)	(91,735)	(583,265)	(684,404)	(2,129,122)	(982,442)	(114,915)	(3,733)
Net policy repayments (loans) (note 5)	(189,128)	1,362,415	552,041	(37,415)	12,746,229	(5,626,865)	(183,082)	(86,166)
Deductions for surrender charges (note 2d)	(46,380)	(49,758)	(562,710)	(983,194)	-	-	(20,626)	(6,962)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,558,955)	(1,592,471)	(6,563,524)	(8,035,920)	(5,641,586)	(6,939,336)	(960,409)	(399,291)
Asset charges (note 3):
FPVUL & VEL contracts	(85,324)	(6,999)	(349,950)	(8,484)	(10,824)	(1,840)	(65,784)	(240)
MSP contracts	(1,791)	(220)	(24,791)	(363)	-	-	(2,244)	-
SL contracts or LSFP contracts	(13,333)	(1,256)	(67,448)	(841)	-	(119)	(7,402)	-
Adjustments to maintain reserves	(1,192)	(78,517)	(24)	(506,434)	(9,350)	(7,525)	(98)	(30,298)

Net equity transactions	(4,969,725)	(3,502,136)	(16,495,756)	(22,396,218)	(49,863,973)	(73,867,413)	(1,850,366)	15,705,541

Net change in contract owners’ equity	7,315,644	9,904,639	(16,513,883)	(22,360,665)	(50,415,044)	(74,410,451)	432,441	17,965,883
Contract owners’ equity beginning of period	50,488,823	40,584,184	111,488,326	133,848,991	298,223,155	372,633,606	17,972,680	6,797

Contract owners’ equity end of period	$57,804,467	50,488,823	94,974,443	111,488,326	247,808,111	298,223,155	18,405,121	17,972,680

CHANGES IN UNITS:
Beginning units	2,627,179	2,837,215	7,901,022	9,487,421	25,782,567	32,217,849	2,144,940	1,107
Units purchased	164,627	349,791	929,152	2,036,219	5,700,778	9,639,717	150,033	2,274,283
Units redeemed	(382,084)	(559,827)	(2,089,651)	(3,622,618)	(9,989,669)	(16,074,999)	(368,779)	(130,450)

Ending units	2,409,722	2,627,179	6,740,523	7,901,022	21,493,676	25,782,567	1,926,194	2,144,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIVI		GVDIV3		NVMLG1		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,299	20,448	119,439	107,135	3,007	7,951	40,558	20,167
Realized gain (loss) on investments	(137,238)	(168,939)	(802,577)	(1,214,689)	12,681	31,265	243,585	(6,313)
Change in unrealized gain (loss) on investments	170,412	402,617	1,032,832	2,465,427	542,323	260,488	(35,905)	348,841
Reinvested capital gains	-	-	-	-	460,542	-	273,687	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,473	254,126	349,694	1,357,873	1,018,553	299,704	521,925	362,695

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(36)	75	499,639	548,080	688,877	130,936	228,105	146,552
Transfers between funds	(150,355)	(38,052)	(224,406)	(440,786)	9,867,173	2,042,576	3,326,586	3,293,501
Surrenders (note 6)	(40,471)	(41,249)	(462,849)	(392,314)	(635,328)	(47,225)	(300,100)	(235,851)
Death Benefits (note 4)	(1,635)	(698)	(5,466)	(37,159)	(11,633)	-	(3,929)	(10,425)
Net policy repayments (loans) (note 5)	(6,761)	(29,156)	(694)	(30,929)	(131,136)	(11,125)	(33,242)	31,830
Deductions for surrender charges (note 2d)	(742)	(4,206)	(23,382)	(19,706)	(13,189)	(3,342)	(14,767)	(23,322)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,737)	(45,322)	(244,394)	(284,564)	(459,086)	(61,197)	(294,980)	(86,407)
Asset charges (note 3):
FPVUL & VEL contracts	(2,862)	(28,174)	(18,847)	(30,510)	(28,860)	(15,168)	(20,322)	(7,543)
MSP contracts	(151)	(865)	(201)	(1,021)	(806)	(625)	(458)	(131)
SL contracts or LSFP contracts	(326)	(4,589)	(2,935)	(4,250)	(3,206)	(2,031)	(2,119)	(730)
Adjustments to maintain reserves	14	29,887	266	13,718	317	13,737	231,836	1,749

Net equity transactions	(238,062)	(162,350)	(483,269)	(679,441)	9,273,123	2,046,536	3,116,610	3,109,223

Net change in contract owners’ equity	(185,589)	91,776	(133,575)	678,432	10,291,676	2,346,240	3,638,535	3,471,918
Contract owners’ equity beginning of period	1,079,253	987,477	5,612,185	4,933,753	2,361,623	15,383	3,712,063	240,145

Contract owners’ equity end of period	$893,664	1,079,253	5,478,610	5,612,185	12,653,299	2,361,623	7,350,598	3,712,063

CHANGES IN UNITS:
Beginning units	65,225	77,496	556,645	635,373	285,919	2,417	457,649	37,776
Units purchased	-	7	49,191	70,443	1,682,255	300,423	517,153	472,587
Units redeemed	(14,364)	(12,278)	(93,738)	(149,171)	(640,928)	(16,921)	(186,734)	(52,714)

Ending units	50,861	65,225	512,098	556,645	1,327,246	285,919	788,068	457,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(726)	(491)	539	(3)	147,777	51,381	(7,578)	(7,445)
Realized gain (loss) on investments	1,318,796	302,640	16	(1,298)	276,152	79,482	(190,504)	(1,258,724)
Change in unrealized gain (loss) on investments	6,506,187	4,194,989	4,585	(81)	1,070,875	1,177,622	3,000,202	3,866,242
Reinvested capital gains	-	-	3,159	-	530,955	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,824,257	4,497,138	8,299	(1,382)	2,025,759	1,308,485	2,802,120	2,600,073

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,287,835	1,305,582	1,679	8,306	696,496	289,239	806,803	1,212,314
Transfers between funds	(1,706,319)	28,236,353	61,191	(9,194)	(618,682)	10,449,995	(436,432)	(1,054,901)
Surrenders (note 6)	(2,433,960)	(1,192,048)	-	-	(908,932)	(187,446)	(637,200)	(927,758)
Death Benefits (note 4)	(151,328)	(9,723)	-	-	(44,547)	(4,506)	(36,662)	(16,523)
Net policy repayments (loans) (note 5)	(360,784)	(60,331)	(1)	-	(92,054)	(117,765)	(135,631)	44,836
Deductions for surrender charges (note 2d)	(40,146)	(54,604)	-	-	(16,199)	(4,479)	(14,060)	(26,320)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,754,803)	(869,041)	(230)	(156)	(559,504)	(224,981)	(513,369)	(545,165)
Asset charges (note 3):
FPVUL & VEL contracts	(116,642)	(3,463)	-	(8,588)	(41,325)	(8,847)	(32,201)	(9,924)
MSP contracts	(2,410)	(130)	-	(236)	(1,062)	(66)	(765)	(236)
SL contracts or LSFP contracts	(13,656)	(251)	-	(910)	(5,814)	(1,023)	(2,348)	(1,522)
Adjustments to maintain reserves	915	(57,552)	5	9,739	222	(8,711)	(1,192)	(19,070)

Net equity transactions	(4,291,298)	27,294,792	62,644	(1,039)	(1,591,401)	10,181,410	(1,003,057)	(1,344,268)

Net change in contract owners’ equity	3,532,959	31,791,930	70,943	(2,421)	434,358	11,489,895	1,799,063	1,255,805
Contract owners’ equity beginning of period	31,794,932	3,002	-	2,421	11,495,403	5,508	11,685,487	10,429,682

Contract owners’ equity end of period	$35,327,891	31,794,932	70,943	-	11,929,761	11,495,403	13,484,550	11,685,487

CHANGES IN UNITS:
Beginning units	3,983,062	478	-	358	1,303,777	815	903,788	1,029,066
Units purchased	307,231	4,320,422	6,764	1,366	95,013	1,372,216	69,676	120,387
Units redeemed	(800,604)	(337,838)	(25)	(1,724)	(267,784)	(69,254)	(141,460)	(245,665)

Ending units	3,489,689	3,983,062	6,739	-	1,131,006	1,303,777	832,004	903,788

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$195,072	161,893	92,412	81,840	1,234,027	1,203,420	56,009	11,059
Realized gain (loss) on investments	(2,077,629)	(4,761,068)	(11,969,302)	(13,079,026)	(594,018)	(1,276,189)	7,142	17,656
Change in unrealized gain (loss) on investments	10,773,319	12,393,594	26,741,507	30,488,109	1,268,594	2,935,874	8,211	7,478
Reinvested capital gains	-	-	-	-	-	-	10,269	2,224

Net increase (decrease) in contract owners’ equity resulting from operations	8,890,762	7,794,419	14,864,617	17,490,923	1,908,603	2,863,105	81,631	38,417

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,926,942	2,584,925	3,762,418	3,863,358	1,547,503	693,574	7,948	7,932
Transfers between funds	(2,807,124)	(2,566,414)	(14,675,633)	(4,407,046)	4,161,041	186,213	4,989,710	571,571
Surrenders (note 6)	(2,247,641)	(2,633,904)	(4,262,724)	(2,465,530)	(824,406)	(853,573)	-	-
Death Benefits (note 4)	(137,895)	(31,905)	(142,351)	(107,042)	(88,369)	(15,100)	-	-
Net policy repayments (loans) (note 5)	(160,838)	(52,053)	(396,329)	(410,010)	70,738	(68,065)	(22,300)	(31,205)
Deductions for surrender charges (note 2d)	(35,582)	(73,495)	(46,695)	(64,032)	(8,126)	(18,095)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,521,895)	(1,610,014)	(2,010,382)	(2,147,096)	(560,287)	(588,350)	(63,797)	(23,790)
Asset charges (note 3):
FPVUL & VEL contracts	(100,069)	(45,062)	(106,719)	(27,490)	(33,837)	(18,693)	(28)	(17,029)
MSP contracts	(2,653)	(1,625)	(3,073)	(767)	(1,764)	(882)	-	(204)
SL contracts or LSFP contracts	(8,572)	(6,495)	(13,556)	(43,327)	(6,072)	(3,341)	-	(1,885)
Adjustments to maintain reserves	(145)	(46,864)	2,045	(39,833)	(7)	(16,217)	(19)	19,117

Net equity transactions	(5,095,472)	(4,482,905)	(17,892,999)	(5,848,815)	4,256,414	(702,529)	4,911,514	524,507

Net change in contract owners’ equity	3,795,290	3,311,514	(3,028,382)	11,642,108	6,165,017	2,160,576	4,993,145	562,924
Contract owners’ equity beginning of period	36,459,396	33,147,882	67,262,500	55,620,392	13,252,569	11,091,993	562,924	-

Contract owners’ equity end of period	$40,254,686	36,459,396	64,234,118	67,262,500	19,417,586	13,252,569	5,556,069	562,924

CHANGES IN UNITS:
Beginning units	1,705,456	1,967,130	3,835,413	4,212,566	793,540	829,979	52,762	-
Units purchased	95,109	157,655	218,583	327,867	359,192	122,530	463,588	58,017
Units redeemed	(308,520)	(419,329)	(1,179,531)	(705,020)	(81,974)	(158,969)	(7,944)	(5,255)

Ending units	1,492,045	1,705,456	2,874,465	3,835,413	1,070,758	793,540	508,406	52,762

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$43,530	38,007	(2,461)	(5,207)	-	-	(290)	(919)
Realized gain (loss) on investments	8,220	30,565	(9,198)	(949,836)	241,631	(638,693)	(526,543)	(1,653,326)
Change in unrealized gain (loss) on investments	14,658	(13,643)	144,464	2,357,643	(196,316)	1,482,600	662,486	2,371,469
Reinvested capital gains	7,416	10,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,824	65,057	132,805	1,402,600	45,315	843,907	135,653	717,224

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,356	54,528	(1,322)	59,465	153,297	293,443	57,492	210,814
Transfers between funds	1,127,799	2,954,483	(4,378,401)	208,568	(2,650,394)	231,817	(2,787,573)	(1,134,855)
Surrenders (note 6)	(110,671)	(1,122,812)	(28,369)	(88,980)	(58,545)	(171,080)	(52,137)	(815,352)
Death Benefits (note 4)	(462)	-	(4,518)	(4,694)	-	(2,608)	(523)	(19,119)
Net policy repayments (loans) (note 5)	41,273	38,512	1,095	(1,179)	(20,455)	32,383	(20,138)	29,135
Deductions for surrender charges (note 2d)	(2,139)	(5,629)	(204)	(1,955)	(2,653)	(14,538)	(2,163)	(20,151)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,051)	(63,004)	(30,256)	(88,089)	(44,977)	(126,032)	(40,102)	(154,679)
Asset charges (note 3):
FPVUL & VEL contracts	(10,373)	(6,909)	(995)	(4,676)	(2,906)	(112,611)	(2,595)	(4,028)
MSP contracts	(496)	(437)	(15)	(114)	(82)	(3,331)	(138)	(88)
SL contracts or LSFP contracts	(2,197)	(1,137)	(49)	(558)	(412)	(17,838)	(240)	(425)
Adjustments to maintain reserves	(10)	2,111	2,298	2,399	(1)	125,448	(124)	(4,958)

Net equity transactions	1,033,029	1,849,706	(4,440,736)	80,187	(2,627,128)	235,053	(2,848,241)	(1,913,706)

Net change in contract owners’ equity	1,106,853	1,914,763	(4,307,931)	1,482,787	(2,581,813)	1,078,960	(2,712,588)	(1,196,482)
Contract owners’ equity beginning of period	2,878,449	963,686	4,307,931	2,825,144	2,581,813	1,502,853	2,712,588	3,909,070

Contract owners’ equity end of period	$3,985,302	2,878,449	-	4,307,931	-	2,581,813	-	2,712,588

CHANGES IN UNITS:
Beginning units	270,272	96,918	1,315,161	1,311,533	200,315	177,753	191,297	347,750
Units purchased	112,902	291,724	77,162	104,270	8,584	58,779	9,468	19,096
Units redeemed	(17,815)	(118,370)	(1,392,323)	(100,642)	(208,899)	(36,217)	(200,765)	(175,549)

Ending units	365,359	270,272	-	1,315,161	-	200,315	-	191,297

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVOLG1		NVTIV3		EIF		NVRE1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,813	457	2,735	368	139,761	87,614	486,112	179,377
Realized gain (loss) on investments	52,851	1,424	(661)	4,120	(307,357)	(906,434)	1,040,735	137,380
Change in unrealized gain (loss) on investments	394,273	10,079	(13,933)	(436)	1,545,904	2,824,759	3,056,673	3,191,020
Reinvested capital gains	33,871	7,009	21,213	195	-	-	2,139,672	71,568

Net increase (decrease) in contract owners’ equity resulting from operations	486,808	18,969	9,354	4,247	1,378,308	2,005,939	6,723,192	3,579,345

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	522,949	1,701	7,856	1,738	606,344	672,491	1,830,396	826,975
Transfers between funds	122,386,050	405,120	55,509	110,336	79,600	(688,791)	645,647	19,807,032
Surrenders (note 6)	(443,122)	-	(3)	(1)	(521,997)	(480,476)	(2,168,475)	(587,474)
Death Benefits (note 4)	-	-	-	-	(37,287)	(7,146)	(138,113)	(375)
Net policy repayments (loans) (note 5)	(82,587)	-	(10,888)	(4,268)	(40,839)	(104,177)	(146,576)	(174,499)
Deductions for surrender charges (note 2d)	(5,058)	-	-	-	(17,259)	(24,760)	(72,999)	(20,423)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(362,198)	(2,296)	(5,845)	(1,621)	(442,963)	(471,664)	(1,302,017)	(480,637)
Asset charges (note 3):
FPVUL & VEL contracts	(27,412)	(22,628)	(492)	(326,294)	(32,305)	(40,921)	(91,068)	(50,828)
MSP contracts	(1,006)	(692)	-	(11,033)	(981)	(1,196)	(3,037)	(1,105)
SL contracts or LSFP contracts	(3,716)	(4,057)	(45)	(83,213)	(4,617)	(2,503)	(10,292)	(6,737)
Adjustments to maintain reserves	(33)	27,180	(15)	420,419	362	11,126	(758)	22,931

Net equity transactions	121,983,867	404,328	46,077	106,063	(411,942)	(1,138,017)	(1,457,292)	19,334,859

Net change in contract owners’ equity	122,470,675	423,297	55,431	110,310	966,366	867,922	5,265,900	22,914,204
Contract owners’ equity beginning of period	423,297	-	110,310	-	8,892,816	8,024,894	23,027,067	112,863

Contract owners’ equity end of period	$122,893,972	423,297	165,741	110,310	9,859,182	8,892,816	28,292,967	23,027,067

CHANGES IN UNITS:
Beginning units	32,412	-	8,463	-	759,809	886,702	3,109,395	19,987
Units purchased	8,684,119	32,613	5,528	8,948	75,300	73,045	323,493	3,283,529
Units redeemed	(67,557)	(201)	(2,034)	(485)	(106,300)	(199,938)	(590,977)	(194,121)

Ending units	8,648,974	32,412	11,957	8,463	728,809	759,809	2,841,911	3,109,395

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVLGA		AVBVI		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$236,887	290,441	126	-	2,654	7,646	6,540	4,684
Realized gain (loss) on investments	(216,459)	(300,148)	44	-	124,938	(3,531,453)	(82,744)	(74,322)
Change in unrealized gain (loss) on investments	207,199	492,764	(482)	-	(66,904)	4,600,082	203,946	213,629
Reinvested capital gains	-	-	162	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	227,627	483,057	(150)	-	60,688	1,076,275	127,742	143,991

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	368,189	309,832	(31)	-	10,969	261,637	109,427	143,524
Transfers between funds	(22,481)	538,842	39,919	-	(131,286)	(3,528,959)	(9,253)	14,288
Surrenders (note 6)	(553,757)	(757,328)	-	-	(17,590)	(286,219)	(67,294)	(34,964)
Death Benefits (note 4)	(69,114)	(3,196)	-	-	(1,869)	(3,881)	(1)	-
Net policy repayments (loans) (note 5)	9,278	19,344	-	-	(3,968)	(130,587)	(60,595)	9,181
Deductions for surrender charges (note 2d)	(11,017)	(18,581)	-	-	-	(12,997)	(6,627)	(3,151)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(247,567)	(248,978)	(603)	-	(16,369)	(150,764)	(59,069)	(64,911)
Asset charges (note 3):
FPVUL & VEL contracts	(15,099)	(1,785)	(7)	-	1	(1,556)	(3,860)	(734)
MSP contracts	(605)	-	-	-	-	(31)	(152)	-
SL contracts or LSFP contracts	(2,911)	(264)	-	-	-	(399)	(334)	(120)
Adjustments to maintain reserves	162	(15,850)	12	-	69	(6,033)	(43)	(2,921)

Net equity transactions	(544,922)	(177,964)	39,290	-	(160,043)	(3,859,789)	(97,801)	60,192

Net change in contract owners’ equity	(317,295)	305,093	39,140	-	(99,355)	(2,783,514)	29,941	204,183
Contract owners’ equity beginning of period	4,377,409	4,072,316	-	-	756,376	3,539,890	925,765	721,582

Contract owners’ equity end of period	$4,060,114	4,377,409	39,140	-	657,021	756,376	955,706	925,765

CHANGES IN UNITS:
Beginning units	395,794	417,277	-	-	60,501	414,366	77,637	73,269
Units purchased	68,485	105,650	3,751	-	6,882	43,794	11,155	15,211
Units redeemed	(115,601)	(127,133)	(54)	-	(18,464)	(397,659)	(19,393)	(10,843)

Ending units	348,678	395,794	3,697	-	48,919	60,501	69,399	77,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCDI		AVHY1		AVIE		AVMCCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,089)	(12,329)	38,988	-	605,150	377,449	463	-
Realized gain (loss) on investments	(1,416,091)	(3,608,941)	3,980	-	(2,802,187)	(3,733,536)	598	-
Change in unrealized gain (loss) on investments	2,940,474	6,335,247	(15,654)	-	5,889,133	11,299,759	13,011	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,510,294	2,713,977	27,314	-	3,692,096	7,943,672	14,072	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,700	523,418	36,582	-	1,518,061	1,911,585	517	-
Transfers between funds	(1,041,240)	(551,590)	620,238	-	3,324,886	1,882,564	92,374	-
Surrenders (note 6)	(252,034)	(126,744)	-	-	(1,430,280)	(1,077,166)	-	-
Death Benefits (note 4)	(15,005)	(11,878)	-	-	(35,539)	(50,998)	-	-
Net policy repayments (loans) (note 5)	(84,853)	(37,566)	-	-	(215,504)	495,580	-	-
Deductions for surrender charges (note 2d)	(4,901)	(10,104)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,048)	(240,838)	(1,817)	-	(478,033)	(520,217)	(1,612)	-
Asset charges (note 3):
FPVUL & VEL contracts	(9,417)	(2,628)	(4)	-	(1,201)	(71,710)	(17)	-
MSP contracts	(292)	(133)	-	-	-	(3,138)	-	-
SL contracts or LSFP contracts	(1,017)	(48)	-	-	-	(11,782)	-	-
Adjustments to maintain reserves	439	(6,849)	(4)	-	2,535	85,751	1	-

Net equity transactions	(914,668)	(464,960)	654,995	-	2,684,925	2,640,470	91,263	-

Net change in contract owners’ equity	595,626	2,249,017	682,309	-	6,377,021	10,584,142	105,335	-
Contract owners’ equity beginning of period	8,802,674	6,553,657	-	-	33,106,019	22,521,877	-	-

Contract owners’ equity end of period	$9,398,300	8,802,674	682,309	-	39,483,040	33,106,019	105,335	-

CHANGES IN UNITS:
Beginning units	543,425	575,421	-	-	2,007,609	1,844,850	-	-
Units purchased	43,281	45,237	64,501	-	395,922	372,280	7,501	-
Units redeemed	(97,353)	(77,233)	(176)	-	(277,236)	(209,521)	(124)	-

Ending units	489,353	543,425	64,325	-	2,126,295	2,007,609	7,377	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIA		ALVIVA		ALVSVA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,748)	390,671	494,711	309,247	32,193	56,853	238,653	676,849
Realized gain (loss) on investments	(1,294,162)	(2,433,244)	593,155	(14,852,340)	(226,218)	(1,362,274)	(375,341)	(916,664)
Change in unrealized gain (loss) on investments	2,586,997	3,892,452	(715,148)	23,712,549	2,297,123	3,299,033	2,264,346	2,634,136
Reinvested capital gains	-	-	-	-	-	242,912	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,275,087	1,849,879	372,718	9,169,456	2,103,098	2,236,524	2,127,658	2,394,321

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	410,510	494,754	883,542	1,580,472	987,032	802,782	986,212	1,153,511
Transfers between funds	(27,278)	(1,630,709)	(13,634,178)	(4,169,695)	1,660,304	840,526	318,015	(786,783)
Surrenders (note 6)	(829,894)	(461,687)	(1,989,151)	(517,122)	(630,998)	(218,390)	(1,047,877)	(1,010,586)
Death Benefits (note 4)	(52,347)	(70,052)	(3,240)	(56,372)	(21,050)	(4,386)	(54,146)	(16,535)
Net policy repayments (loans) (note 5)	(46,109)	757,452	(42,084)	(14,340)	(74,559)	(9,557)	(104,897)	(23,681)
Deductions for surrender charges (note 2d)	(4,994)	(4,936)	-	-	(12,489)	(15,875)	(12,197)	(33,102)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(211,989)	(249,295)	(325,769)	(573,202)	(257,726)	(210,880)	(818,717)	(878,340)
Asset charges (note 3):
FPVUL & VEL contracts	(9,500)	(253,523)	(2,714)	(28,455)	(17,997)	(138,691)	(47,550)	(5,184)
MSP contracts	(76)	(8,338)	-	(2,561)	(324)	(5,248)	(1,830)	(2,518)
SL contracts or LSFP contracts	(919)	(37,941)	-	(5,285)	(1,664)	(23,702)	(5,333)	(183)
Adjustments to maintain reserves	69	289,883	826	34,757	(358)	154,270	(871)	(45,154)

Net equity transactions	(772,527)	(1,174,392)	(15,112,768)	(3,751,802)	1,630,171	1,170,849	(789,191)	(1,648,555)

Net change in contract owners’ equity	502,560	675,487	(14,740,050)	5,417,654	3,733,269	3,407,373	1,338,467	745,766
Contract owners’ equity beginning of period	10,702,162	10,026,675	31,549,759	26,132,105	7,718,893	4,311,520	15,678,376	14,932,610

Contract owners’ equity end of period	$11,204,722	10,702,162	16,809,709	31,549,759	11,452,162	7,718,893	17,016,843	15,678,376

CHANGES IN UNITS:
Beginning units	788,774	891,856	4,203,456	4,683,123	412,183	328,168	1,215,565	1,377,996
Units purchased	42,792	110,336	127,408	534,493	135,902	156,315	139,222	118,060
Units redeemed	(100,267)	(213,418)	(2,185,490)	(1,014,160)	(65,416)	(72,300)	(182,607)	(280,491)

Ending units	731,299	788,774	2,145,374	4,203,456	482,669	412,183	1,172,180	1,215,565

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVI		ACVI3		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$519,194	408,663	340,724	499,991	-	149,185	81,388	79,153
Realized gain (loss) on investments	54,863	(17,598)	(114,692)	(1,817,728)	-	(2,457,774)	(10,766)	(337,105)
Change in unrealized gain (loss) on investments	968,994	1,696,211	1,625,362	7,646,953	-	3,577,208	565,974	837,183
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,543,051	2,087,276	1,851,394	6,329,216	-	1,268,619	636,596	579,231

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,858,646	1,797,228	1,970,994	256,325	(9)	875,837	295,741	376,909
Transfers between funds	1,801,498	8,694,431	(10,150,465)	(7,162,032)	17	(7,901,795)	1,137,328	344,013
Surrenders (note 6)	(940,629)	(1,193,898)	(216,963)	(5,747,050)	-	(610,700)	(276,102)	(113,286)
Death Benefits (note 4)	(9,172)	(4,883)	(17,815)	(109,866)	-	(8,423)	(1,959)	(169)
Net policy repayments (loans) (note 5)	(637,358)	(330,435)	(28,157)	(37,869)	-	242,748	(26,054)	(38,948)
Deductions for surrender charges (note 2d)	(21,568)	(21,774)	47	(13,460)	-	(17,064)	(4,342)	(5,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(534,150)	(541,350)	(252,562)	(909,646)	(14)	(346,939)	(131,580)	(124,627)
Asset charges (note 3):
FPVUL & VEL contracts	(30,300)	(7,576)	54	(8,955)	5	(23,675)	(9,216)	(153,873)
MSP contracts	(1,006)	(4,106)	-	(1,192)	-	(901)	(531)	(4,267)
SL contracts or LSFP contracts	(60,673)	(3,983)	-	(760)	-	(4,164)	(955)	(18,176)
Adjustments to maintain reserves	5,581	(61,490)	737	(11,872)	1	15,083	(270)	167,924

Net equity transactions	1,430,869	8,322,164	(8,694,130)	(13,746,377)	-	(7,779,994)	982,060	429,858

Net change in contract owners’ equity	2,973,920	10,409,440	(6,842,736)	(7,417,161)	-	(6,511,375)	1,618,656	1,009,089
Contract owners’ equity beginning of period	28,276,116	17,866,676	16,648,577	24,065,738	-	6,511,375	2,795,410	1,786,321

Contract owners’ equity end of period	$31,250,036	28,276,116	9,805,841	16,648,577	-	-	4,414,066	2,795,410

CHANGES IN UNITS:
Beginning units	2,112,440	1,471,121	1,578,437	2,563,444	-	684,882	213,925	177,588
Units purchased	281,981	842,838	205,140	413,697	242	102,209	110,685	60,679
Units redeemed	(173,496)	(201,519)	(959,916)	(1,398,704)	(242)	(787,091)	(40,582)	(24,342)

Ending units	2,220,925	2,112,440	823,661	1,578,437	-	-	284,028	213,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVVS1		DVMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,593	6,758	856,461	2,567,542	(3,462)	(3,136)	7,713	7,754
Realized gain (loss) on investments	(29,018)	(1,249,197)	(12,637,551)	(5,673,840)	198,888	(2,157,073)	(50,141)	(194,997)
Change in unrealized gain (loss) on investments	153,537	1,752,880	17,323,542	11,996,736	195,418	2,667,921	357,857	397,732
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,112	510,441	5,542,452	8,890,438	390,844	507,712	315,429	210,489

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,976	203,832	3,071,871	3,462,119	127,801	350,419	493	18,235
Transfers between funds	57,776	(2,176,059)	(37,519,391)	939,781	(533,112)	(1,970,914)	522,931	131,562
Surrenders (note 6)	(15,025)	(93,738)	(3,132,709)	(2,992,993)	(3,489)	(46,524)	(15,231)	(42,213)
Death Benefits (note 4)	(4,204)	(2,797)	(192,678)	(101,903)	(1,853)	(901)	(4,290)	(14)
Net policy repayments (loans) (note 5)	(309)	(3,536)	(292,514)	(7,525)	(4,610)	1,586	(276)	7,444
Deductions for surrender charges (note 2d)	-	(4,410)	(51,900)	(95,117)	-	(3,962)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,890)	(113,956)	(1,830,981)	(2,164,400)	(58,498)	(125,689)	(18,644)	(13,153)
Asset charges (note 3):
FPVUL & VEL contracts	1	(23,491)	(112,300)	(9,941)	(242)	(40,347)	-	(66,862)
MSP contracts	-	(1,408)	(3,328)	(102)	(43)	(2,934)	-	(2,463)
SL contracts or LSFP contracts	-	(2,630)	(14,269)	(2,552)	-	(17,601)	-	(13,513)
Adjustments to maintain reserves	6	22,625	3,710	(122,079)	316	56,283	53	82,850

Net equity transactions	81,331	(2,195,569)	(40,074,489)	(1,094,713)	(473,730)	(1,800,584)	485,036	101,873

Net change in contract owners’ equity	209,443	(1,685,128)	(34,532,037)	7,795,725	(82,886)	(1,292,872)	800,465	312,362
Contract owners’ equity beginning of period	822,316	2,507,444	52,829,815	45,034,090	1,942,104	3,234,976	882,854	570,492

Contract owners’ equity end of period	$1,031,759	822,316	18,297,778	52,829,815	1,859,218	1,942,104	1,683,319	882,854

CHANGES IN UNITS:
Beginning units	79,433	323,265	3,016,448	3,065,576	178,279	361,695	61,624	53,835
Units purchased	9,523	34,869	178,104	414,934	17,518	40,041	33,362	11,544
Units redeemed	(2,958)	(278,701)	(2,185,747)	(464,062)	(57,883)	(223,457)	(2,362)	(3,755)

Ending units	85,998	79,433	1,008,805	3,016,448	137,914	178,279	92,624	61,624

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DSRG		DCAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$117,607	513,409	4,335,919	4,611,419	88,836	89,517	491,651	529,882
Realized gain (loss) on investments	(4,941,906)	(5,382,740)	(5,752,564)	(15,363,916)	321,718	(339,716)	(691,095)	(1,158,330)
Change in unrealized gain (loss) on investments	11,513,004	6,521,628	36,844,292	53,256,000	988,748	3,016,835	3,577,649	3,343,161
Reinvested capital gains	-	3,690,903	-	15,610,923	-	-	-	1,595,366

Net increase (decrease) in contract owners’ equity resulting from operations	6,688,705	5,343,200	35,427,647	58,114,426	1,399,302	2,766,636	3,378,205	4,310,079

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,306,213	1,549,773	13,888,136	14,993,791	1,044,123	1,253,433	1,505,457	1,600,282
Transfers between funds	1,571,736	3,331,538	(12,247,307)	(20,202,465)	(640,445)	(485,857)	(658,440)	165,445
Surrenders (note 6)	(1,527,938)	(1,105,804)	(21,168,029)	(19,024,632)	(1,056,913)	(822,907)	(1,570,238)	(1,518,374)
Death Benefits (note 4)	(23,510)	(16,453)	(535,722)	(957,808)	(102,410)	(30,191)	(103,187)	(20,573)
Net policy repayments (loans) (note 5)	(60,903)	(280,899)	(141,730)	1,723,359	(77,927)	(34,091)	(109,748)	16,087
Deductions for surrender charges (note 2d)	(22,951)	(36,027)	(133,150)	(327,301)	(3,476)	(18,147)	(11,407)	(41,880)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(669,050)	(670,203)	(8,764,718)	(9,939,235)	(794,886)	(873,104)	(899,581)	(995,180)
Asset charges (note 3):
FPVUL & VEL contracts	(27,400)	(25,245)	(354,390)	(40,697)	(44,387)	(9,693)	(54,466)	(8,686)
MSP contracts	(695)	(594)	(12,213)	(525)	(1,331)	(140)	(1,335)	(1,639)
SL contracts or LSFP contracts	(4,833)	(6,290)	(67,989)	(6,753)	(2,077)	(607)	(5,034)	(5,174)
Adjustments to maintain reserves	184	4,452	16,500	(373,354)	116	(34,105)	343	(43,970)

Net equity transactions	540,853	2,744,248	(29,520,612)	(34,155,620)	(1,679,613)	(1,055,409)	(1,907,636)	(853,661)

Net change in contract owners’ equity	7,229,558	8,087,448	5,907,035	23,958,806	(280,311)	1,711,227	1,470,569	3,456,418
Contract owners’ equity beginning of period	28,256,567	20,169,119	264,854,808	240,896,002	10,643,011	8,931,784	23,789,510	20,333,092

Contract owners’ equity end of period	$35,486,125	28,256,567	270,761,843	264,854,808	10,362,700	10,643,011	25,260,079	23,789,510

CHANGES IN UNITS:
Beginning units	2,107,045	1,877,655	24,244,638	27,480,971	938,021	1,059,639	1,788,469	1,847,383
Units purchased	355,112	440,945	1,451,225	2,190,468	94,519	142,236	139,746	189,168
Units redeemed	(355,202)	(211,555)	(4,086,455)	(5,426,801)	(244,155)	(263,854)	(263,305)	(248,082)

Ending units	2,106,955	2,107,045	21,609,408	24,244,638	788,385	938,021	1,664,910	1,788,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSC		DVIV		SVSSVB		SVSHEB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,743	8,771	371,508	802,080	11,990	66,248	4,504	20,726
Realized gain (loss) on investments	(88,907)	(237,303)	(3,086,519)	(5,642,350)	7,531	(991,504)	66,688	(365,065)
Change in unrealized gain (loss) on investments	261,421	339,478	3,650,644	10,533,052	339,495	1,926,210	(56,528)	449,631
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,257	110,946	935,633	5,692,782	359,016	1,000,954	14,664	105,292

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,491	52,230	473,515	969,516	135,748	56,728	25	42,298
Transfers between funds	226,819	16,007	174,748	(2,201,698)	(104,781)	(100,655)	(309,658)	(157,787)
Surrenders (note 6)	(17,264)	(26,557)	(1,478,316)	(338,852)	(5,387)	(3,360,663)	-	(26,594)
Death Benefits (note 4)	-	-	(45,900)	(36,099)	(1,852)	(38,126)	(3,293)	-
Net policy repayments (loans) (note 5)	(3,765)	(3,692)	(171,354)	143	(20,767)	(10,085)	(226)	-
Deductions for surrender charges (note 2d)	(366)	(3,254)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,137)	(26,762)	(284,199)	(321,217)	(27,939)	(257,513)	(7,035)	(13,802)
Asset charges (note 3):
FPVUL & VEL contracts	(2,253)	(35,569)	(320)	(27,852)	(187)	(12,685)	-	(5,002)
MSP contracts	-	(1,022)	-	(963)	-	(626)	-	(382)
SL contracts or LSFP contracts	(310)	(4,487)	-	(3,961)	-	(3,100)	-	(1,084)
Adjustments to maintain reserves	(12)	39,092	431	32,697	138	16,383	14	6,471

Net equity transactions	226,203	5,986	(1,331,395)	(1,928,286)	(25,027)	(3,710,342)	(320,173)	(155,881)

Net change in contract owners’ equity	403,460	116,932	(395,762)	3,764,496	333,989	(2,709,388)	(305,509)	(50,589)
Contract owners’ equity beginning of period	645,550	528,618	23,681,231	19,916,735	1,528,003	4,237,391	505,843	556,432

Contract owners’ equity end of period	$1,049,010	645,550	23,285,469	23,681,231	1,861,992	1,528,003	200,334	505,843

CHANGES IN UNITS:
Beginning units	58,513	60,390	1,328,460	1,460,923	188,237	672,760	68,810	94,357
Units purchased	18,515	14,002	103,971	82,908	25,430	45,475	5	6,594
Units redeemed	(4,528)	(15,879)	(178,968)	(215,371)	(26,327)	(529,998)	(44,472)	(32,141)

Ending units	72,500	58,513	1,253,463	1,328,460	187,340	188,237	24,343	68,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVCA2P		FALF		FVMOS		FQB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,453	5,549	3,510	4,980	26,523	11,339	1,750,741	2,031,892
Realized gain (loss) on investments	(4,068)	(15,641)	(68,794)	(90,243)	(33,427)	(17,471)	(10,753)	(284,840)
Change in unrealized gain (loss) on investments	88,407	85,511	72,384	112,514	14,290	2,498	1,247,838	4,238,316
Reinvested capital gains	-	-	-	-	-	11,510	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,792	75,419	7,100	27,251	7,386	7,876	2,987,826	5,985,368

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,717	53,556	747	7,318	4,275	56,736	1,607,780	1,841,214
Transfers between funds	167,188	131,145	(181,829)	16,561	(723,580)	51,298	1,548,117	1,722,487
Surrenders (note 6)	(19,953)	(48,967)	(11,627)	(29,556)	(12,063)	(93,659)	(2,819,228)	(1,305,814)
Death Benefits (note 4)	(7,459)	-	-	-	-	-	(466,065)	(73,632)
Net policy repayments (loans) (note 5)	(37,453)	1,694	1,828	(7,062)	(4,498)	(22,495)	(193,401)	(212,033)
Deductions for surrender charges (note 2d)	(493)	(656)	(92)	(1,594)	-	(2,103)	(78,330)	(49,747)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,714)	(20,933)	(1,627)	(9,054)	(5,665)	(37,061)	(1,214,399)	(1,336,261)
Asset charges (note 3):
FPVUL & VEL contracts	(2,311)	(14,566)	(151)	(21,288)	(484)	(851)	(73,922)	(12,303)
MSP contracts	(28)	(262)	-	(685)	(23)	(29)	(3,689)	(233)
SL contracts or LSFP contracts	(516)	(6,844)	(16)	(4,316)	(2)	(109)	(9,990)	(1,082)
Adjustments to maintain reserves	(7)	19,728	-	25,400	4	(1,787)	33	(72,672)

Net equity transactions	121,971	113,895	(192,767)	(24,276)	(742,036)	(50,060)	(1,703,094)	499,924

Net change in contract owners’ equity	212,763	189,314	(185,667)	2,975	(734,650)	(42,184)	1,284,732	6,485,292
Contract owners’ equity beginning of period	628,196	438,882	185,667	182,692	734,650	776,834	35,705,735	29,220,443

Contract owners’ equity end of period	$840,959	628,196	-	185,667	-	734,650	36,990,467	35,705,735

CHANGES IN UNITS:
Beginning units	46,524	36,885	15,949	18,003	71,443	76,516	2,083,382	2,049,199
Units purchased	17,062	14,544	64	3,434	415	11,355	275,474	259,877
Units redeemed	(8,506)	(4,905)	(16,013)	(5,488)	(71,858)	(16,428)	(365,691)	(225,694)

Ending units	55,080	46,524	-	15,949	-	71,443	1,993,165	2,083,382

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCS		FNRS2		FEIS		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$577,149	1,550,632	31,690	19,097	1,016,109	1,180,270	37,311	66,791
Realized gain (loss) on investments	(28,369,710)	(38,137,604)	(2,058,408)	(3,503,742)	(4,211,956)	(8,802,232)	(107,049)	(158,183)
Change in unrealized gain (loss) on investments	48,385,295	74,183,384	3,538,726	7,057,894	11,998,977	22,562,984	248,709	488,742
Reinvested capital gains	28,176	36,005	-	-	-	-	34,632	14,154

Net increase (decrease) in contract owners’ equity resulting from operations	20,620,910	37,632,417	1,512,008	3,573,249	8,803,130	14,941,022	213,603	411,504

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,774,020	9,007,187	955,268	921,259	4,299,809	4,899,671	60,238	60,646
Transfers between funds	(92,723,278)	(24,042,556)	(1,066,245)	(1,393,880)	(2,802,562)	(6,014,274)	45,735	265,977
Surrenders (note 6)	(9,523,477)	(9,034,785)	(606,557)	(682,814)	(4,457,726)	(4,389,242)	(43,767)	(28,995)
Death Benefits (note 4)	(448,316)	(336,831)	(1,624)	(9,801)	(280,846)	(163,982)	(167,290)	(37,311)
Net policy repayments (loans) (note 5)	(603,545)	1,183,619	(97,353)	26,475	(130,036)	(251,250)	(4,807)	(616)
Deductions for surrender charges (note 2d)	(91,525)	(192,255)	(22,192)	(23,203)	(59,809)	(98,170)	(4,571)	(347)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,460,519)	(5,367,108)	(390,775)	(462,382)	(2,675,288)	(2,927,280)	(64,439)	(79,301)
Asset charges (note 3):
FPVUL & VEL contracts	(261,180)	(3,768)	(28,701)	(38,528)	(151,878)	(17,150)	(4,538)	(1,633)
MSP contracts	(8,415)	(171)	(2,937)	(701)	(5,898)	(454)	(2,944)	(34)
SL contracts or LSFP contracts	(32,520)	(801)	(4,651)	(5,686)	(21,696)	(2,441)	(257)	(210)
Adjustments to maintain reserves	8,576	(295,565)	9,306	8,741	221	(147,356)	(1)	(5,973)

Net equity transactions	(99,370,179)	(29,083,035)	(1,256,461)	(1,660,519)	(6,285,709)	(9,111,927)	(186,641)	172,203

Net change in contract owners’ equity	(78,749,269)	8,549,382	255,547	1,912,730	2,517,421	5,829,095	26,962	583,707
Contract owners’ equity beginning of period	146,562,711	138,013,329	9,731,567	7,818,837	63,257,462	57,428,367	1,889,103	1,305,396

Contract owners’ equity end of period	$67,813,442	146,562,711	9,987,114	9,731,567	65,774,883	63,257,462	1,916,065	1,889,103

CHANGES IN UNITS:
Beginning units	8,508,181	11,013,774	630,089	747,087	4,882,719	5,797,882	157,623	135,192
Units purchased	606,440	840,475	54,208	96,254	389,511	520,004	8,246	36,923
Units redeemed	(5,067,200)	(3,346,068)	(141,620)	(213,252)	(853,561)	(1,435,167)	(24,042)	(14,492)

Ending units	4,047,421	8,508,181	542,677	630,089	4,418,669	4,882,719	141,827	157,623

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S		FF30S		FGIS		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,185	168,966	69,620	56,247	311	524	(535)	24,301
Realized gain (loss) on investments	(286,515)	(690,784)	(240,063)	(258,601)	6,179	(3,209)	220,059	(205,046)
Change in unrealized gain (loss) on investments	1,059,262	1,954,092	647,309	870,053	315	14,001	1,589,853	2,704,979
Reinvested capital gains	52,594	63,886	26,398	31,524	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	968,526	1,496,160	503,264	699,223	6,805	11,316	1,809,377	2,524,234

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	688,008	732,783	492,821	366,393	4	3	517,383	673,114
Transfers between funds	456,997	899,650	502,344	411,897	3,890	58,366	(7,493,911)	(201,169)
Surrenders (note 6)	(293,746)	(613,436)	(359,043)	(135,211)	-	-	(585,999)	(373,231)
Death Benefits (note 4)	(65)	(48,314)	(2,691)	(1,507)	(98)	(108)	(36,067)	(11,187)
Net policy repayments (loans) (note 5)	225	(1,977)	(18,819)	(15,113)	(2,153)	-	(55,296)	51,325
Deductions for surrender charges (note 2d)	(7,023)	(7,949)	(7,075)	(22,995)	-	-	(1,494)	(12,957)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(192,131)	(201,066)	(152,119)	(154,222)	(449)	(515)	(455,435)	(496,575)
Asset charges (note 3):
FPVUL & VEL contracts	(9,139)	(2,829)	(11,638)	(7,779)	-	(125,692)	(25,361)	(48,340)
MSP contracts	(4,734)	-	(1,438)	(739)	-	(3,289)	(1,036)	(1,051)
SL contracts or LSFP contracts	(4,566)	(194)	(779)	(1,681)	-	(15,394)	(2,951)	(8,804)
Adjustments to maintain reserves	110	(12,660)	(654)	(408)	6	144,374	95	29,494

Net equity transactions	633,936	744,008	440,909	438,634	1,200	57,745	(8,140,072)	(399,381)

Net change in contract owners’ equity	1,602,462	2,240,168	944,173	1,137,857	8,005	69,061	(6,330,695)	2,124,853
Contract owners’ equity beginning of period	5,996,090	3,755,922	3,048,093	1,910,236	69,061	-	7,866,489	5,741,636

Contract owners’ equity end of period	$7,598,552	5,996,090	3,992,266	3,048,093	77,066	69,061	1,535,794	7,866,489

CHANGES IN UNITS:
Beginning units	507,284	408,386	263,191	216,667	9,244	-	872,275	928,680
Units purchased	124,725	183,284	74,723	79,628	109	9,348	109,865	99,337
Units redeemed	(69,680)	(84,386)	(40,406)	(33,104)	(338)	(104)	(820,081)	(155,742)

Ending units	562,329	507,284	297,508	263,191	9,015	9,244	162,059	872,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FHIS		FHISR		FIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$60,120	140,356	1,092,285	1,014,107	304,869	265,552	442,817	89,440
Realized gain (loss) on investments	(83,728)	(170,254)	(401,720)	(2,346,308)	408,502	(368,107)	(202,734)	(905,611)
Change in unrealized gain (loss) on investments	13,386,883	15,472,365	1,181,040	7,293,431	(221,319)	1,117,802	992,191	1,620,518
Reinvested capital gains	213,529	51,075	-	-	-	-	80,011	79,994

Net increase (decrease) in contract owners’ equity resulting from operations	13,576,804	15,493,542	1,871,605	5,961,230	492,052	1,015,247	1,312,285	884,341

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,220,384	6,031,817	100,298	528,515	503,909	582,129	292	112,714
Transfers between funds	(4,368,539)	(2,738,938)	725,244	800,914	(8,874)	860,493	19,778,746	118,874
Surrenders (note 6)	(4,953,147)	(10,901,774)	(773,201)	(6,607,266)	(480,422)	(514,675)	-	-
Death Benefits (note 4)	(194,355)	(167,800)	(27,334)	(76,510)	(3,267)	(5,348)	(6,219)	(15,004)
Net policy repayments (loans) (note 5)	(407,672)	411,525	(99,238)	(175,701)	104,343	315,065	(477,881)	-
Deductions for surrender charges (note 2d)	(50,782)	(122,063)	(2,121)	(26,124)	(3,169)	(8,883)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,184,233)	(3,922,229)	(446,146)	(871,020)	(214,550)	(195,153)	(36,471)	(36,158)
Asset charges (note 3):
FPVUL & VEL contracts	(172,480)	(33,921)	(23,164)	(3,090)	(13,135)	(1,513)	-	(82,622)
MSP contracts	(5,080)	(1,169)	(1,631)	(61)	(211)	(68)	-	(2,675)
SL contracts or LSFP contracts	(15,241)	(5,913)	(2,094)	(628)	(2,151)	(218)	-	(10,206)
Adjustments to maintain reserves	1,252	(135,123)	(1,948)	(23,315)	78	(10,773)	79	95,508

Net equity transactions	(8,129,893)	(11,585,588)	(551,335)	(6,454,286)	(117,449)	1,021,056	19,258,546	180,432

Net change in contract owners’ equity	5,446,911	3,907,954	1,320,270	(493,056)	374,603	2,036,303	20,570,831	1,064,773
Contract owners’ equity beginning of period	64,741,573	60,833,619	13,624,900	14,117,956	3,746,287	1,709,984	4,581,070	3,516,297

Contract owners’ equity end of period	$70,188,484	64,741,573	14,945,170	13,624,900	4,120,890	3,746,287	25,151,901	4,581,070

CHANGES IN UNITS:
Beginning units	6,332,118	7,700,401	997,738	1,538,011	350,965	230,571	568,495	551,311
Units purchased	561,095	787,812	80,659	131,771	68,101	196,276	2,211,677	25,026
Units redeemed	(1,419,425)	(2,156,095)	(130,244)	(672,044)	(79,410)	(75,882)	(60,954)	(7,842)

Ending units	5,473,788	6,332,118	948,153	997,738	339,656	350,965	2,719,218	568,495

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOS		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,348,612	1,451,310	80,307	157,840	276,990	498,907	151,475	221,481
Realized gain (loss) on investments	266,091	(218,707)	(1,086,575)	(4,816,852)	(3,589,756)	(2,964,630)	(962,768)	(1,450,487)
Change in unrealized gain (loss) on investments	(343,681)	1,108,825	11,623,565	15,544,782	6,151,870	8,680,677	2,260,405	3,796,623
Reinvested capital gains	437,020	66,026	135,969	167,621	46,644	86,971	22,276	34,875

Net increase (decrease) in contract owners’ equity resulting from operations	1,708,042	2,407,454	10,753,266	11,053,391	2,885,748	6,301,925	1,471,388	2,602,492

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,912,460	1,112,309	2,869,954	2,796,586	1,015,465	1,118,093	1,362,516	1,667,323
Transfers between funds	20,377,649	1,469,190	3,591,468	(197,748)	(4,095,085)	(2,522,542)	(710,542)	(667,393)
Surrenders (note 6)	(1,620,244)	(1,800,765)	(3,043,348)	(2,271,179)	(1,315,790)	(2,520,492)	(1,155,915)	(1,393,473)
Death Benefits (note 4)	(26,947)	(10,094)	(51,728)	(522,334)	(24,089)	(8,121)	(6,634)	(9,594)
Net policy repayments (loans) (note 5)	(16,216)	(91,945)	(240,501)	(96,386)	(72,154)	(280,378)	11,869	95,249
Deductions for surrender charges (note 2d)	(33,493)	(39,692)	(60,472)	(67,437)	(5,401)	(52,416)	(22,089)	(36,249)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(672,033)	(701,838)	(1,472,201)	(1,422,500)	(707,845)	(870,779)	(585,964)	(670,427)
Asset charges (note 3):
FPVUL & VEL contracts	(40,909)	(13,134)	(84,427)	(62,798)	(23,533)	(1,671)	(43,941)	(3,090)
MSP contracts	(3,424)	(240)	(3,065)	(1,009)	(618)	(6)	(620)	(168)
SL contracts or LSFP contracts	(10,784)	(2,664)	(14,156)	(5,411)	(4,529)	(138)	(5,236)	(771)
Adjustments to maintain reserves	2,309	(45,207)	2,787	(15,391)	792	(30,231)	(163)	(43,844)

Net equity transactions	21,868,368	(124,080)	1,494,311	(1,865,606)	(5,232,787)	(5,168,680)	(1,156,719)	(1,062,437)

Net change in contract owners’ equity	23,576,410	2,283,374	12,247,577	9,187,785	(2,347,039)	1,133,245	314,669	1,540,055
Contract owners’ equity beginning of period	16,639,606	14,356,232	37,217,839	28,030,054	28,567,208	27,433,963	12,178,591	10,638,536

Contract owners’ equity end of period	$40,216,016	16,639,606	49,465,416	37,217,839	26,220,169	28,567,208	12,493,260	12,178,591

CHANGES IN UNITS:
Beginning units	1,260,866	1,257,854	1,635,926	1,725,728	2,245,756	2,724,548	992,596	1,096,774
Units purchased	1,807,763	209,579	262,739	256,639	87,971	152,172	109,472	173,704
Units redeemed	(210,721)	(206,567)	(207,630)	(346,441)	(500,547)	(630,964)	(201,038)	(277,882)

Ending units	2,857,908	1,260,866	1,691,035	1,635,926	1,833,180	2,245,756	901,030	992,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FF15S		FF25S		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$15,467	14,646	38,819	35,845	21,561	16,647	261,705	313,612
Realized gain (loss) on investments	(380,239)	(1,474,268)	103,389	(236,332)	28,660	(28,032)	(278,994)	(499,666)
Change in unrealized gain (loss) on investments	1,277,589	2,868,659	50,776	406,105	105,698	139,482	502,274	1,348,478
Reinvested capital gains	-	-	22,330	13,329	6,479	5,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	912,817	1,409,037	215,314	218,947	162,398	133,747	484,985	1,162,424

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	282,825	320,330	145,537	111,700	283,246	38,096	371,627	367,692
Transfers between funds	(179,033)	(175,406)	713,034	(305)	204,319	228,073	216,330	(173,558)
Surrenders (note 6)	(295,647)	(295,655)	(86,754)	(2,216)	(16,194)	(3,332)	(849,481)	(327,889)
Death Benefits (note 4)	(39,889)	(20,978)	-	(10,042)	-	(4,436)	(15,220)	(331)
Net policy repayments (loans) (note 5)	(63,720)	(55,097)	-	-	-	-	3,823	(2,213)
Deductions for surrender charges (note 2d)	(12,558)	(9,979)	-	-	-	-	(5,689)	(4,378)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(175,015)	(170,429)	(25,463)	(19,622)	(13,568)	(7,584)	(193,697)	(207,936)
Asset charges (note 3):
FPVUL & VEL contracts	(12,310)	(2,773)	(114)	(4,147)	(33)	(2,343)	(9,401)	(6,579)
MSP contracts	(157)	(23)	-	(134)	-	(65)	(2,021)	(368)
SL contracts or LSFP contracts	(553)	(244)	-	(423)	-	(1,924)	(5,573)	(2,911)
Adjustments to maintain reserves	219	(7,307)	(26)	4,547	494	4,349	147	(5,627)

Net equity transactions	(495,838)	(417,560)	746,214	79,358	458,264	250,833	(489,155)	(364,098)

Net change in contract owners’ equity	416,979	991,477	961,528	298,305	620,662	384,580	(4,170)	798,326
Contract owners’ equity beginning of period	3,672,347	2,680,870	1,179,422	881,117	625,968	241,388	4,249,609	3,451,283

Contract owners’ equity end of period	$4,089,326	3,672,347	2,140,950	1,179,422	1,246,630	625,968	4,245,439	4,249,609

CHANGES IN UNITS:
Beginning units	281,584	323,896	127,313	118,752	71,379	35,716	382,836	421,586
Units purchased	35,326	38,702	92,486	34,618	60,090	37,806	48,260	50,921
Units redeemed	(68,758)	(81,014)	(14,814)	(26,057)	(8,329)	(2,143)	(91,651)	(89,671)

Ending units	248,152	281,584	204,985	127,313	123,140	71,379	339,445	382,836

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$186,190	163,842	93,383	150,962	25,657	51,803	2,026	1,950
Realized gain (loss) on investments	1,127	(577,159)	(561,766)	(917,805)	(68,097)	(1,390,336)	11,626	(10,390)
Change in unrealized gain (loss) on investments	1,859,503	1,903,727	3,017,088	2,461,641	1,414,910	2,181,594	8,457	44,892
Reinvested capital gains	-	-	-	350,550	-	165,739	-	5,595

Net increase (decrease) in contract owners’ equity resulting from operations	2,046,820	1,490,410	2,548,705	2,045,348	1,372,470	1,008,800	22,109	42,047

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	728,531	1,022,781	739,486	863,669	371,418	248,450	15	19
Transfers between funds	589,311	62,494	559,833	(224,665)	75,774	518,265	(17,627)	99,663
Surrenders (note 6)	(752,729)	(1,000,863)	(868,083)	(389,024)	(214,576)	(352,465)	-	-
Death Benefits (note 4)	(17,366)	(33,527)	(3,679)	(1,166)	(6,493)	(2,924)	(324)	(636)
Net policy repayments (loans) (note 5)	(13,809)	(154,524)	(170,652)	(112,640)	(9,445)	(11,580)	(6,007)	-
Deductions for surrender charges (note 2d)	(29,288)	(54,334)	(31,927)	(39,693)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(476,575)	(527,726)	(407,314)	(412,959)	(85,969)	(78,972)	(1,370)	(2,034)
Asset charges (note 3):
FPVUL & VEL contracts	(40,072)	(12,314)	(33,765)	(4,778)	(418)	(28,613)	-	(27,399)
MSP contracts	(1,280)	(771)	(1,216)	(480)	-	(498)	-	(759)
SL contracts or LSFP contracts	(3,974)	(2,135)	(3,778)	(1,306)	-	(3,977)	-	(4,360)
Adjustments to maintain reserves	(41)	(25,747)	1,805	(27,630)	(311)	32,758	8	32,524

Net equity transactions	(17,292)	(726,667)	(219,290)	(350,671)	129,980	320,443	(25,305)	97,017

Net change in contract owners’ equity	2,029,528	763,743	2,329,415	1,694,677	1,502,450	1,329,243	(3,196)	139,064
Contract owners’ equity beginning of period	10,126,099	9,362,356	9,491,565	7,796,888	4,615,957	3,286,714	207,181	68,117

Contract owners’ equity end of period	$12,155,627	10,126,099	11,820,980	9,491,565	6,118,407	4,615,957	203,985	207,181

CHANGES IN UNITS:
Beginning units	724,097	787,806	526,295	560,057	415,075	381,137	23,500	9,508
Units purchased	84,826	77,928	65,455	69,493	51,759	86,958	-	14,344
Units redeemed	(90,195)	(141,637)	(81,623)	(103,255)	(36,797)	(53,020)	(2,791)	(352)

Ending units	718,728	724,097	510,127	526,295	430,037	415,075	20,709	23,500

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$85,554	145,606	31,666	55,755	187,862	341,266	83,653	175,850
Realized gain (loss) on investments	(861,147)	(805,887)	(23,051)	(81,845)	(2,047,726)	(3,399,112)	(301,713)	(726,575)
Change in unrealized gain (loss) on investments	1,582,406	2,635,761	116,020	438,313	2,720,805	6,489,010	665,144	1,930,983
Reinvested capital gains	-	13,648	-	62,378	-	451,291	-	212,562

Net increase (decrease) in contract owners’ equity resulting from operations	806,813	1,989,128	124,635	474,601	860,941	3,882,455	447,084	1,592,820

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	468,588	543,048	-	41	626,704	806,566	387,500	522,616
Transfers between funds	(472,657)	909,392	(51,111)	(87,521)	(1,829,701)	(1,161,518)	(127,204)	(570,054)
Surrenders (note 6)	(587,507)	(215,313)	(83,141)	(60,255)	(622,352)	(1,201,312)	(524,225)	(439,480)
Death Benefits (note 4)	-	(5,865)	(86)	-	(55,395)	(58,838)	(10,410)	(584)
Net policy repayments (loans) (note 5)	(8,281)	(68,935)	(21,446)	(16,520)	(1,272)	731,642	(10,848)	(19,199)
Deductions for surrender charges (note 2d)	(6,937)	(5,637)	(1,538)	(3,956)	-	-	(9,958)	(21,871)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(218,801)	(208,344)	(50,419)	(58,983)	(136,962)	(166,754)	(204,142)	(239,699)
Asset charges (note 3):
FPVUL & VEL contracts	(16,535)	(2,278)	(5,058)	(20,486)	-	(984)	(14,940)	1
MSP contracts	(874)	(94)	(442)	(466)	-	(60)	(231)	-
SL contracts or LSFP contracts	(3,208)	(441)	(822)	(3,725)	-	(243)	(4,523)	-
Adjustments to maintain reserves	2,005	(13,494)	22	18,343	286	1,301	264	(21,981)

Net equity transactions	(844,207)	932,040	(214,041)	(233,529)	(2,018,692)	(1,050,199)	(518,717)	(790,251)

Net change in contract owners’ equity	(37,394)	2,921,168	(89,406)	241,072	(1,157,751)	2,832,256	(71,633)	802,569
Contract owners’ equity beginning of period	5,680,036	2,758,868	1,698,403	1,457,331	12,834,613	10,002,357	5,544,505	4,741,936

Contract owners’ equity end of period	$5,642,642	5,680,036	1,608,997	1,698,403	11,676,862	12,834,613	5,472,872	5,544,505

CHANGES IN UNITS:
Beginning units	329,156	275,997	84,266	99,305	694,601	740,460	428,311	502,570
Units purchased	24,354	94,539	-	9	98,184	106,764	38,242	49,905
Units redeemed	(75,250)	(41,380)	(10,808)	(15,048)	(208,052)	(152,623)	(76,559)	(124,164)

Ending units	278,260	329,156	73,458	84,266	584,733	694,601	389,994	428,311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI2		FTVGI3		FTVFA2		GVMCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$36,332	289,491	119,496	1,010,310	7,656	6,436	203,501	648,737
Realized gain (loss) on investments	65,901	(32,038)	245,111	(194,950)	20,260	(33,732)	(4,619,559)	(7,867,883)
Change in unrealized gain (loss) on investments	802,304	52,782	708,982	312,003	1,483	83,885	15,374,155	18,839,243
Reinvested capital gains	8,717	-	21,763	-	29	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	913,254	310,235	1,095,352	1,127,363	29,428	56,589	10,958,097	11,620,097

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	186,675	164,993	604,542	590,036	16,889	36,283	1,389,835	1,476,811
Transfers between funds	35,245,316	1,083,600	2,961,122	(678,613)	60,335	118,482	(5,663,166)	(1,551,525)
Surrenders (note 6)	(131,222)	(2,269)	(1,011,818)	(703,025)	(23,686)	(18,028)	(1,467,673)	(2,223,541)
Death Benefits (note 4)	-	(2,761)	(3,122)	(226)	-	-	(105,300)	(76,838)
Net policy repayments (loans) (note 5)	(121,073)	126	(100,034)	1,895	(4)	(783)	(129,893)	(5,807)
Deductions for surrender charges (note 2d)	-	-	(10,616)	(8,038)	(987)	(140)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,020)	(40,404)	(343,604)	(347,645)	(14,457)	(10,828)	(656,780)	(664,105)
Asset charges (note 3):
FPVUL & VEL contracts	(464)	(0)	(24,177)	(2,429)	(1,372)	(1,171)	-	(8,864)
MSP contracts	-	-	(1,020)	(218)	(140)	(8)	-	(312)
SL contracts or LSFP contracts	-	-	(3,965)	(232)	(106)	(10)	-	(1,832)
Adjustments to maintain reserves	23,900	(182)	27	(23,271)	277	207	7,561	11,220

Net equity transactions	35,116,112	1,203,103	2,067,335	(1,171,766)	36,749	124,005	(6,625,416)	(3,044,794)

Net change in contract owners’ equity	36,029,366	1,513,338	3,162,687	(44,403)	66,177	180,594	4,332,681	8,575,303
Contract owners’ equity beginning of period	2,537,371	1,024,033	6,402,103	6,446,506	296,677	116,083	46,532,951	37,957,648

Contract owners’ equity end of period	$38,566,737	2,537,371	9,564,790	6,402,103	362,854	296,677	50,865,632	46,532,951

CHANGES IN UNITS:
Beginning units	198,636	94,925	410,243	490,278	34,220	17,440	2,611,229	2,832,966
Units purchased	2,461,875	108,351	183,369	60,991	11,100	19,878	115,735	150,600
Units redeemed	(25,138)	(4,640)	(57,755)	(141,026)	(7,359)	(3,098)	(438,178)	(372,337)

Ending units	2,635,373	198,636	535,857	410,243	37,961	34,220	2,288,786	2,611,229

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVSG		BNCAI		AMGP		AMINS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(471)	(506)	(23,730)	(21,202)	4,947	13,816	-	-
Realized gain (loss) on investments	42,700	(18,609)	(486,045)	(1,758,205)	(52,136)	(1,542,769)	-	(1,466,302)
Change in unrealized gain (loss) on investments	3,268	104,712	3,126,422	4,837,859	357,862	2,680,187	-	1,820,124
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,497	85,597	2,616,647	3,058,452	310,673	1,151,234	-	353,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,985	1,939	590,057	656,234	4,604	244,183	144	65,299
Transfers between funds	(66,998)	100,339	(196,692)	347,031	26,758	(5,838,657)	323	(2,205,412)
Surrenders (note 6)	(27,721)	(7,889)	(493,834)	(662,978)	(5,143)	(819,973)	-	(116,343)
Death Benefits (note 4)	-	-	(13,159)	(14,320)	(6,218)	(4,578)	-	-
Net policy repayments (loans) (note 5)	(5,341)	(6,076)	(58,119)	(148,984)	-	77,234	-	(7,532)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13,343)	-	(3,413)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,418)	(8,102)	(181,852)	(194,251)	(32,847)	(245,140)	(475)	(70,693)
Asset charges (note 3):
FPVUL & VEL contracts	(12)	(8,583)	(657)	(2,382)	1	-	8	-
MSP contracts	-	(216)	-	(64)	-	-	-	-
SL contracts or LSFP contracts	-	(1,184)	-	(740)	-	-	-	-
Adjustments to maintain reserves	25	9,985	221	2,921	77	(13,505)	-	(4,675)

Net equity transactions	(98,480)	80,213	(354,035)	(17,533)	(12,768)	(6,613,779)	-	(2,342,769)

Net change in contract owners’ equity	(52,983)	165,810	2,262,612	3,040,919	297,905	(5,462,545)	-	(1,988,947)
Contract owners’ equity beginning of period	272,274	106,464	10,638,685	7,597,766	1,567,749	7,030,294	-	1,988,947

Contract owners’ equity end of period	$219,291	272,274	12,901,297	10,638,685	1,865,654	1,567,749	-	-

CHANGES IN UNITS:
Beginning units	32,677	18,197	655,905	647,462	124,914	551,770	-	248,009
Units purchased	6,093	18,130	62,746	117,245	6,371	21,595	38	9,142
Units redeemed	(17,723)	(3,650)	(88,204)	(108,802)	(6,566)	(448,451)	(38)	(257,151)

Ending units	21,047	32,677	630,447	655,905	124,719	124,914	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMCG		AMTP		AMRI		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,744)	(14,212)	20,117	39,264	18,863	38,852	-	-
Realized gain (loss) on investments	(324,725)	3,341,833	398,708	(8,477,055)	(35,559)	(406,048)	-	(397,742)
Change in unrealized gain (loss) on investments	1,793,966	1,225,579	90,998	11,536,812	872,086	1,298,460	-	561,579
Reinvested capital gains	-	-	-	182,659	-	37,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,456,497	4,553,200	509,823	3,281,680	855,390	968,780	-	163,837

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	173,591	1,056,999	66,949	480,946	68,312	48,189	18	38,424
Transfers between funds	(939,798)	(19,239,794)	605,957	(8,041,260)	538,409	23,956	97	(867,123)
Surrenders (note 6)	(36,093)	(5,616,544)	(186,477)	(398,408)	(17,523)	(43,936)	-	(3,652)
Death Benefits (note 4)	(3,478)	(84,081)	(9,305)	(21,709)	-	-	-	(2,977)
Net policy repayments (loans) (note 5)	(1,243)	(50,813)	(1,297)	42,842	-	-	-	(5,884)
Deductions for surrender charges (note 2d)	-	(51,831)	48	(32,388)	-	-	-	(474)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,026)	(1,177,096)	(97,370)	(352,221)	(50,012)	(45,605)	(117)	(21,295)
Asset charges (note 3):
FPVUL & VEL contracts	19	-	(1,010)	-	(477)	-	2	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	484	(44,740)	1,857	(20,089)	544	(286)	-	(1,830)

Net equity transactions	(926,544)	(25,207,900)	379,352	(8,342,287)	539,253	(17,682)	-	(864,811)

Net change in contract owners’ equity	529,953	(20,654,700)	889,175	(5,060,607)	1,394,643	951,098	-	(700,974)
Contract owners’ equity beginning of period	5,581,236	26,235,936	3,144,149	8,204,756	2,969,274	2,018,176	-	700,974

Contract owners’ equity end of period	$6,111,189	5,581,236	4,033,324	3,144,149	4,363,917	2,969,274	-	-

CHANGES IN UNITS:
Beginning units	537,257	2,207,124	235,941	900,619	355,419	353,171	-	97,268
Units purchased	25,729	82,822	49,525	167,718	66,990	28,237	11	5,889
Units redeemed	(93,929)	(1,752,689)	(25,884)	(832,396)	(7,606)	(25,989)	(11)	(103,157)

Ending units	469,057	537,257	259,582	235,941	414,803	355,419	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVGR		OVGS3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,869)	(1,318)	903	49,340	39,658	146,045	223,304	288,133
Realized gain (loss) on investments	(143,543)	(528,882)	(219,013)	(593,019)	1,013,283	(2,935,835)	(506,394)	(1,112,664)
Change in unrealized gain (loss) on investments	454,102	842,176	720,728	1,138,345	5,254,291	31,182,105	2,706,776	5,057,893
Reinvested capital gains	-	-	-	-	-	-	-	275,295

Net increase (decrease) in contract owners’ equity resulting from operations	308,690	311,976	502,618	594,666	6,307,232	28,392,315	2,423,686	4,508,657

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,978	128,971	196,098	207,791	3,727,416	5,012,399	1,780,086	2,218,664
Transfers between funds	12,681	169,724	116,871	(267,869)	(54,151,519)	(6,327,099)	264,803	(902,235)
Surrenders (note 6)	(53,286)	(113,078)	(371,627)	(493,708)	(5,328,817)	(6,494,378)	(1,621,881)	(1,036,224)
Death Benefits (note 4)	(9,516)	(663)	(2,342)	-	(256,873)	(233,092)	(16,147)	(47,241)
Net policy repayments (loans) (note 5)	(5,965)	(7,919)	46,291	(92,047)	(355,071)	958,751	(76,450)	81,516
Deductions for surrender charges (note 2d)	(1,707)	(11,367)	(9,053)	(19,244)	(45,396)	(99,081)	(43,803)	(56,919)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,602)	(47,203)	(133,253)	(144,198)	(2,572,763)	(3,201,673)	(776,956)	(801,297)
Asset charges (note 3):
FPVUL & VEL contracts	(3,143)	-	(8,290)	-	(126,808)	-	(57,402)	-
MSP contracts	-	-	(729)	-	(3,221)	-	(1,701)	-
SL contracts or LSFP contracts	(97)	-	(1,766)	-	(12,970)	-	(8,918)	-
Adjustments to maintain reserves	131	(2,942)	693	(10,831)	361	(144,866)	(2,188)	(58,081)

Net equity transactions	8,474	115,523	(167,107)	(820,106)	(59,125,661)	(10,529,039)	(560,557)	(601,817)

Net change in contract owners’ equity	317,164	427,499	335,511	(225,440)	(52,818,429)	17,863,276	1,863,129	3,906,840
Contract owners’ equity beginning of period	1,588,784	1,161,285	2,289,073	2,514,513	87,241,809	69,378,533	15,556,341	11,649,501

Contract owners’ equity end of period	$1,905,948	1,588,784	2,624,584	2,289,073	34,423,380	87,241,809	17,419,470	15,556,341

CHANGES IN UNITS:
Beginning units	140,469	125,689	156,920	226,546	7,777,387	8,886,911	1,233,718	1,290,636
Units purchased	16,745	39,463	20,800	18,302	307,731	655,964	173,041	229,006
Units redeemed	(16,090)	(24,683)	(31,270)	(87,928)	(4,743,236)	(1,765,488)	(215,563)	(285,924)

Ending units	141,124	140,469	146,450	156,920	3,341,882	7,777,387	1,191,196	1,233,718

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$610,621	813,761	69,445	-	24,995	-	285,641	459,271
Realized gain (loss) on investments	(1,974,775)	(5,381,641)	(200,323)	(754,547)	(280,275)	(470,256)	(116,047)	(799,855)
Change in unrealized gain (loss) on investments	8,507,156	17,448,044	296,349	976,180	307,950	557,363	3,808,825	6,382,896
Reinvested capital gains	-	842,392	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,143,002	13,722,556	165,471	221,633	52,670	87,107	3,978,419	6,042,312

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,356	1,219,956	271,059	303,261	-	72	1,975,097	2,179,467
Transfers between funds	(1,399,207)	(1,788,353)	123,164	100,991	(24,763)	(43,550)	(1,000,492)	(1,262,166)
Surrenders (note 6)	(1,943,876)	(1,726,010)	(136,052)	(69,967)	(30,192)	(17,592)	(2,039,437)	(1,636,677)
Death Benefits (note 4)	(73,171)	(35,757)	(2,574)	(3,770)	(50)	(409)	(166,401)	(63,001)
Net policy repayments (loans) (note 5)	(263,981)	(273,864)	49,394	22,959	(4,788)	(16,487)	(12,664)	(91,065)
Deductions for surrender charges (note 2d)	(11,486)	(19,207)	(6,799)	(4,267)	(1,464)	(2,244)	(33,491)	(85,697)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,025,803)	(1,100,453)	(83,028)	(67,632)	(18,774)	(27,177)	(1,398,517)	(1,571,971)
Asset charges (note 3):
FPVUL & VEL contracts	(35,531)	-	(4,843)	-	(1,389)	-	(88,180)	-
MSP contracts	(1,269)	-	(61)	-	(82)	-	(2,877)	-
SL contracts or LSFP contracts	(5,643)	-	(540)	-	(186)	-	(9,689)	-
Adjustments to maintain reserves	(2,678)	(40,490)	(1)	(3,751)	1	(1,780)	310	(95,351)

Net equity transactions	(4,066,289)	(3,764,178)	209,719	277,824	(81,687)	(109,167)	(2,776,341)	(2,626,461)

Net change in contract owners’ equity	3,076,713	9,958,378	375,190	499,457	(29,017)	(22,060)	1,202,078	3,415,851
Contract owners’ equity beginning of period	48,628,512	38,670,134	983,678	484,221	407,449	429,509	26,667,566	23,251,715

Contract owners’ equity end of period	$51,705,225	48,628,512	1,358,868	983,678	378,432	407,449	27,869,644	26,667,566

CHANGES IN UNITS:
Beginning units	3,690,714	4,095,071	380,539	237,435	111,867	147,777	2,312,253	2,576,774
Units purchased	58,272	269,410	169,370	226,067	-	8	192,947	292,365
Units redeemed	(358,063)	(673,767)	(91,536)	(82,963)	(21,372)	(35,918)	(420,275)	(556,886)

Ending units	3,390,923	3,690,714	458,373	380,539	90,495	111,867	2,084,925	2,312,253

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVAG		OVSB		PMVAAA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,669	30,280	(14,654)	(12,026)	152,989	1,565	112,394	53,354
Realized gain (loss) on investments	(209,465)	(494,419)	11,310	(1,129,222)	(3,787)	(81,767)	52,148	47,363
Change in unrealized gain (loss) on investments	1,112,371	1,681,672	5,664,838	6,737,017	118,807	313,267	1,419	73,226
Reinvested capital gains	-	-	-	-	-	622	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	931,575	1,217,533	5,661,494	5,595,769	268,009	233,687	165,961	173,943

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	323,428	454,245	2,554,988	2,281,640	56	60,260	195,465	54,772
Transfers between funds	(99,276)	142,242	(1,821,376)	(998,486)	104,967	498,766	943,289	86,878
Surrenders (note 6)	(492,091)	(209,982)	(1,428,507)	(1,698,953)	-	-	(29,503)	(30,321)
Death Benefits (note 4)	(356)	(311)	(67,823)	(27,597)	(2,285)	(4,655)	(4,306)	(1,831)
Net policy repayments (loans) (note 5)	(73,566)	(83,858)	(224,590)	89,593	(40,477)	-	4,839	2,567
Deductions for surrender charges (note 2d)	(13,035)	(8,407)	(10,108)	(44,870)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(199,303)	(209,269)	(1,243,526)	(1,343,048)	(13,922)	(11,502)	(29,804)	(18,658)
Asset charges (note 3):
FPVUL & VEL contracts	(15,306)	-	(71,824)	-	-	-	(276)	-
MSP contracts	(341)	-	(1,248)	-	-	-	-	-
SL contracts or LSFP contracts	(2,702)	-	(4,656)	-	-	-	-	-
Adjustments to maintain reserves	50	(16,096)	(831)	(69,046)	4	13	(19)	4

Net equity transactions	(572,498)	68,564	(2,319,501)	(1,810,767)	48,343	542,882	1,079,685	93,411

Net change in contract owners’ equity	359,077	1,286,097	3,341,993	3,785,002	316,352	776,569	1,245,646	267,354
Contract owners’ equity beginning of period	4,359,964	3,073,867	23,038,111	19,253,109	1,749,558	972,989	863,589	596,235

Contract owners’ equity end of period	$4,719,041	4,359,964	26,380,104	23,038,111	2,065,910	1,749,558	2,109,235	863,589

CHANGES IN UNITS:
Beginning units	247,124	239,034	2,460,389	2,739,147	173,563	114,461	63,072	52,891
Units purchased	19,961	44,998	300,156	298,331	12,063	60,896	77,818	16,170
Units redeemed	(50,339)	(36,908)	(542,720)	(577,089)	(6,992)	(1,794)	(4,448)	(5,989)

Ending units	216,746	247,124	2,217,825	2,460,389	178,634	173,563	136,442	63,072

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFBA		PMVLDA		PMVRRA		PMVTRA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,696	9,699	990,338	1,401,981	975,679	1,939,994	5,644,032	10,160,514
Realized gain (loss) on investments	75,657	81,133	241,229	(157,572)	317,077	(68,919)	6,713,624	2,719,493
Change in unrealized gain (loss) on investments	129,492	(19,563)	1,881,278	1,291,678	3,930,175	6,383,343	(6,400,019)	6,413,613
Reinvested capital gains	14,971	9,479	230,508	2,576,351	780,456	2,826,272	10,775,489	6,877,332

Net increase (decrease) in contract owners’ equity resulting from operations	250,816	80,748	3,343,353	5,112,438	6,003,387	11,080,690	16,733,126	26,170,952

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,282	30,965	3,083,419	2,234,772	3,140,682	3,726,517	8,068,376	10,285,511
Transfers between funds	1,123,956	569,719	12,963,321	16,938,777	13,853,605	4,070,896	120,035,007	42,752,222
Surrenders (note 6)	(47,777)	(1,511)	(4,509,403)	(2,689,673)	(6,767,937)	(2,559,305)	(9,918,676)	(16,959,592)
Death Benefits (note 4)	-	(6,469)	(64,790)	(95,366)	(92,282)	(91,743)	(238,786)	(1,576,032)
Net policy repayments (loans) (note 5)	(18,532)	(11,451)	328,279	(145,433)	(269,332)	467,799	(392,591)	1,083,860
Deductions for surrender charges (note 2d)	(175)	-	(8,272)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,446)	(22,331)	(1,130,468)	(744,922)	(1,111,302)	(1,116,672)	(3,713,233)	(3,915,290)
Asset charges (note 3):
FPVUL & VEL contracts	(5,663)	-	(16,962)	-	(1,228)	-	(9,747)	-
MSP contracts	(14)	-	(592)	-	-	-	-	-
SL contracts or LSFP contracts	(1,006)	-	(1,908)	-	-	-	-	-
Adjustments to maintain reserves	(2,052)	(1,949)	(475)	(9,181)	3,746	(8,604)	(3,155)	(35,005)

Net equity transactions	1,039,573	556,973	10,642,149	15,488,974	8,755,952	4,488,888	113,827,195	31,635,674

Net change in contract owners’ equity	1,290,389	637,721	13,985,502	20,601,412	14,759,339	15,569,578	130,560,321	57,806,626
Contract owners’ equity beginning of period	637,721	-	57,380,322	36,778,910	75,443,783	59,874,205	227,959,829	170,153,203

Contract owners’ equity end of period	$1,928,110	637,721	71,365,824	57,380,322	90,203,122	75,443,783	358,520,150	227,959,829

CHANGES IN UNITS:
Beginning units	57,795	-	4,311,499	3,127,979	4,986,254	4,682,086	14,722,981	12,508,618
Units purchased	118,214	61,891	1,414,403	1,606,797	1,019,127	1,216,812	8,162,697	3,688,960
Units redeemed	(16,415)	(4,096)	(625,764)	(423,277)	(481,171)	(912,644)	(1,497,530)	(1,474,597)

Ending units	159,594	57,795	5,100,138	4,311,499	5,524,210	4,986,254	21,388,148	14,722,981

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PIVEMI		PIHYB1		PVGIB		PVTIGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,444	7,824	954,336	1,158,417	11,812	17,919	39,408	-
Realized gain (loss) on investments	405,607	85,798	2,035,090	(2,909,377)	(125,402)	(138,463)	(266,079)	(426,118)
Change in unrealized gain (loss) on investments	(151,076)	380,336	(222,972)	8,661,414	211,614	299,375	330,023	715,663
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	259,975	473,958	2,766,454	6,910,454	98,024	178,831	103,352	289,545

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	246,818	114,246	188,948	440,744	69,685	93,820	48,409	101,596
Transfers between funds	243,622	618,567	(7,381,992)	(360,962)	20,315	(38,269)	(114,096)	(109,102)
Surrenders (note 6)	(13,465)	(6,359)	(939,267)	(598,060)	(96,935)	(74,009)	(66,414)	(194,029)
Death Benefits (note 4)	-	-	(27,890)	(58,486)	(1,682)	-	-	(1,238)
Net policy repayments (loans) (note 5)	8,973	(906)	(138,220)	19,307	59	23,772	(13,604)	(21,438)
Deductions for surrender charges (note 2d)	-	-	-	-	(7,325)	(4,235)	(3,115)	(8,810)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,365)	(29,556)	(258,535)	(244,445)	(44,566)	(49,122)	(53,961)	(68,256)
Asset charges (note 3):
FPVUL & VEL contracts	(1,227)	-	(289)	-	(3,026)	-	(3,664)	-
MSP contracts	-	-	-	-	(28)	-	(141)	-
SL contracts or LSFP contracts	-	-	-	-	(292)	-	(231)	-
Adjustments to maintain reserves	262	(200)	(3,164)	834	6	(2,998)	(26)	(4,642)

Net equity transactions	427,618	695,792	(8,560,409)	(801,068)	(63,789)	(51,041)	(206,843)	(305,919)

Net change in contract owners’ equity	687,593	1,169,750	(5,793,955)	6,109,386	34,235	127,790	(103,491)	(16,374)
Contract owners’ equity beginning of period	1,316,071	146,321	18,463,987	12,354,601	746,878	619,088	1,256,441	1,272,815

Contract owners’ equity end of period	$2,003,664	1,316,071	12,670,032	18,463,987	781,113	746,878	1,152,950	1,256,441

CHANGES IN UNITS:
Beginning units	173,004	33,546	1,038,134	1,112,104	59,317	63,826	77,883	98,334
Units purchased	68,260	146,604	61,389	221,563	7,599	9,538	3,781	6,093
Units redeemed	(13,888)	(7,146)	(495,087)	(295,533)	(12,678)	(14,047)	(16,708)	(26,544)

Ending units	227,376	173,004	604,436	1,038,134	54,238	59,317	64,956	77,883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTSCB		PVVIB		PVTVB		VKVGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2	39	(110)	(142)	17,709	5,777	73,929	(1,279)
Realized gain (loss) on investments	877	452	34,847	3,470	204,446	7,386	218,884	(61,518)
Change in unrealized gain (loss) on investments	104	756	(30,219)	30,219	23,834	398,764	(91,262)	306,866
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	983	1,247	4,518	33,547	245,989	411,927	201,551	244,069

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	414	120	9	(2,876)	113,302	78,972	76,710	116,161
Transfers between funds	2,798	2,180	(95,749)	63,395	22,230	438,777	325,744	(29,428)
Surrenders (note 6)	(56)	-	-	-	(92,674)	(39,574)	(64,540)	(34,126)
Death Benefits (note 4)	-	-	(138)	(226)	-	-	-	(3,820)
Net policy repayments (loans) (note 5)	-	-	(207)	-	(32,716)	7,212	(11,458)	(7,402)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,855)	(3,660)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(168)	(137)	(391)	(646)	(64,020)	(45,182)	(26,969)	(22,515)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(4,148)	-	(258)	-
MSP contracts	-	-	-	-	(260)	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,991)	-	-	-
Adjustments to maintain reserves	(1)	2	(134)	(1,102)	(33)	(4,279)	(47)	(138)

Net equity transactions	2,987	2,165	(96,610)	58,545	(62,165)	432,266	299,182	18,732

Net change in contract owners’ equity	3,970	3,412	(92,092)	92,092	183,824	844,193	500,733	262,801
Contract owners’ equity beginning of period	3,762	350	92,092	-	1,349,351	505,158	748,123	485,322

Contract owners’ equity end of period	$7,732	3,762	-	92,092	1,533,175	1,349,351	1,248,856	748,123

CHANGES IN UNITS:
Beginning units	532	65	6,667	-	89,306	54,796	108,490	99,311
Units purchased	416	495	-	7,139	22,974	42,015	53,771	35,801
Units redeemed	(78)	(28)	(6,667)	(472)	(28,278)	(7,505)	(13,911)	(26,622)

Ending units	870	532	-	6,667	84,002	89,306	148,350	108,490

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ROCMC		ROCSC		TRBCG2		TREI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$674,698	(73,599)	(218)	(456)	(844)	(752)	984,930	940,663
Realized gain (loss) on investments	(4,167,787)	(8,656,246)	31,737	(26,692)	644,331	(358,102)	(8,864,178)	(12,130,552)
Change in unrealized gain (loss) on investments	14,605,283	24,040,908	19,394	102,125	(103,159)	1,319,164	17,190,432	25,683,362
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,112,194	15,311,063	50,913	74,977	540,328	960,310	9,311,184	14,493,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,503,512	1,561,059	21	67	277,618	198,132	2,513,055	2,952,172
Transfers between funds	(2,801,037)	(1,815,279)	14,117	115,780	(3,300,205)	(7,519)	(17,597,195)	242,104
Surrenders (note 6)	(1,351,903)	(1,752,898)	-	-	(138,307)	(144,897)	(3,273,990)	(3,799,863)
Death Benefits (note 4)	(90,690)	(544,550)	(404)	(758)	(638)	(16,169)	(102,615)	(118,457)
Net policy repayments (loans) (note 5)	(138,177)	759,368	(9,261)	-	(26,610)	(23,045)	(172,691)	50,167
Deductions for surrender charges (note 2d)	-	-	-	-	(5,379)	(4,703)	(4,932)	(7,785)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(540,504)	(539,587)	(1,955)	(2,018)	(99,986)	(120,428)	(1,253,625)	(1,287,230)
Asset charges (note 3):
FPVUL & VEL contracts	(1,176)	-	-	-	(7,102)	-	(14,952)	-
MSP contracts	-	-	-	-	(364)	-	(899)	-
SL contracts or LSFP contracts	-	-	-	-	(3,030)	-	(1,936)	-
Adjustments to maintain reserves	1,724	(601)	16	3	227	(9,961)	15,711	(19,724)

Net equity transactions	(3,418,251)	(2,332,488)	2,534	113,074	(3,303,776)	(128,590)	(19,894,069)	(1,988,616)

Net change in contract owners’ equity	7,693,943	12,978,575	53,447	188,051	(2,763,448)	831,720	(10,582,885)	12,504,857
Contract owners’ equity beginning of period	39,340,030	26,361,455	276,243	88,192	3,216,125	2,384,405	71,264,522	58,759,665

Contract owners’ equity end of period	$47,033,973	39,340,030	329,690	276,243	452,677	3,216,125	60,681,637	71,264,522

CHANGES IN UNITS:
Beginning units	1,847,860	1,954,973	27,947	12,038	284,572	298,969	4,921,613	5,076,907
Units purchased	130,601	181,540	835	16,265	23,756	35,680	282,173	515,424
Units redeemed	(274,874)	(288,653)	(1,050)	(356)	(273,436)	(50,077)	(1,539,463)	(670,718)

Ending units	1,703,587	1,847,860	27,732	27,947	34,892	284,572	3,664,323	4,921,613

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRHS2		TRMCG2		TRNAG1		TRPSB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,470)	(2,633)	(49,191)	(39,987)	(2,533)	(26,319)	33,447	7,974
Realized gain (loss) on investments	14,364	(185,395)	(878,331)	(4,004,691)	1,769,354	(1,964,836)	111,884	(95,706)
Change in unrealized gain (loss) on investments	291,793	545,834	5,235,037	10,715,898	1,239,828	6,203,128	31,772	185,158
Reinvested capital gains	-	-	1,137,324	20,964	430,055	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	302,687	357,806	5,444,839	6,692,184	3,436,704	4,211,973	177,103	97,426

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,691	101,670	546,017	677,001	803,205	829,411	75,384	81,170
Transfers between funds	651,711	(146,376)	(2,839,584)	(969,185)	3,368,266	1,877,527	818,265	(67,394)
Surrenders (note 6)	-	-	(1,208,114)	(583,311)	(337,857)	(982,155)	(1,708)	(61,621)
Death Benefits (note 4)	(2,298)	(5,293)	(84,081)	(32,255)	(23,094)	(9,030)	-	(1,971)
Net policy repayments (loans) (note 5)	(40,131)	-	(72,336)	15,601	(50,185)	30,857	(4,062)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,882)	(12,381)	(273,504)	(260,321)	(334,082)	(233,956)	(26,062)	(14,220)
Asset charges (note 3):
FPVUL & VEL contracts	(413)	-	-	-	(993)	-	(349)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(121)	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	13	1,170	64	988	(274)	18	(331)

Net equity transactions	596,562	(62,367)	(3,930,432)	(1,152,406)	3,426,248	1,512,380	861,486	(64,367)

Net change in contract owners’ equity	899,249	295,439	1,514,407	5,539,778	6,862,952	5,724,353	1,038,589	33,059
Contract owners’ equity beginning of period	1,565,396	1,269,957	20,821,506	15,281,728	13,499,897	7,775,544	453,677	420,618

Contract owners’ equity end of period	$2,464,645	1,565,396	22,335,913	20,821,506	20,362,849	13,499,897	1,492,266	453,677

CHANGES IN UNITS:
Beginning units	167,972	178,625	1,015,894	1,081,279	1,070,932	925,249	45,275	55,304
Units purchased	69,087	14,108	74,771	51,631	347,642	302,701	88,949	20,259
Units redeemed	(7,594)	(24,761)	(236,057)	(117,016)	(65,614)	(157,018)	(3,106)	(30,288)

Ending units	229,465	167,972	854,608	1,015,894	1,352,960	1,070,932	131,118	45,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEM		VWHA		VVB		VVDV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$104,101	10,849	70,707	27,884	43,979	54,460	39,302	44,866
Realized gain (loss) on investments	(1,763,348)	(8,929,462)	(2,508,620)	(5,731,591)	27,507	(179,323)	(69,409)	(201,304)
Change in unrealized gain (loss) on investments	6,164,743	17,730,793	12,459,821	15,745,952	99,161	373,050	167,125	479,742
Reinvested capital gains	-	831,487	-	109,163	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,505,496	9,643,667	10,021,908	10,151,408	170,647	248,187	137,018	323,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	492,390	1,448,691	1,034,056	1,953,824	61	133,418	133	73,249
Transfers between funds	(1,077,529)	791,663	19,911,036	3,007,379	398,764	91,677	(27,963)	241,922
Surrenders (note 6)	(1,009,934)	(1,024,271)	(1,591,505)	(1,391,062)	-	-	-	-
Death Benefits (note 4)	(87,070)	(19,839)	(35,523)	(92,143)	(1,942)	(4,406)	(2,181)	(4,664)
Net policy repayments (loans) (note 5)	(172,075)	(2,966)	(420,110)	(265,454)	(19,968)	-	(26,546)	-
Deductions for surrender charges (note 2d)	(6,430)	(12,153)	(2,522)	(12,404)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(576,725)	(519,527)	(688,701)	(639,955)	(11,501)	(11,497)	(11,278)	(11,431)
Asset charges (note 3):
FPVUL & VEL contracts	(35,308)	-	(30,409)	-	-	-	-	-
MSP contracts	(568)	-	(833)	-	-	-	-	-
SL contracts or LSFP contracts	(3,745)	-	(3,912)	-	-	-	-	-
Adjustments to maintain reserves	(14,000)	(40,396)	(3,700)	(30,620)	14	17	22	14

Net equity transactions	(2,490,994)	621,202	18,167,877	2,529,565	365,428	209,209	(67,813)	299,090

Net change in contract owners’ equity	2,014,502	10,264,869	28,189,785	12,680,973	536,075	457,396	69,205	622,394
Contract owners’ equity beginning of period	18,989,279	8,724,410	30,370,806	17,689,833	1,381,229	923,833	1,634,455	1,012,061

Contract owners’ equity end of period	$21,003,781	18,989,279	58,560,591	30,370,806	1,917,304	1,381,229	1,703,660	1,634,455

CHANGES IN UNITS:
Beginning units	624,859	618,949	789,317	741,155	145,114	119,040	199,517	156,479
Units purchased	32,748	152,569	419,592	181,584	43,299	38,459	2,735	45,488
Units redeemed	(114,753)	(146,659)	(100,088)	(133,422)	(6,592)	(12,385)	(11,647)	(2,450)

Ending units	542,854	624,859	1,108,821	789,317	181,821	145,114	190,605	199,517

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VVI		VVMCI		VVREI		VVSTC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$53,586	91,329	24,474	35,587	(235)	-	93,003	100,837
Realized gain (loss) on investments	(234,731)	(570,258)	(90,542)	(588,270)	680	-	36,207	(4,977)
Change in unrealized gain (loss) on investments	735,299	1,513,119	967,111	1,336,235	44,555	-	40,466	246,123
Reinvested capital gains	-	-	-	101,879	-	-	-	12,942

Net increase (decrease) in contract owners’ equity resulting from operations	554,154	1,034,190	901,043	885,431	45,000	-	169,676	354,925

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9)	158,175	369	84,263	-	-	107	50,280
Transfers between funds	263,299	375,772	5,100,638	342,626	2,088,008	-	39,302	751,457
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	(5,028)	(10,563)	(4,539)	(9,499)	-	-	(4,857)	(10,339)
Net policy repayments (loans) (note 5)	(77,625)	-	(180,527)	-	(36,902)	-	(83,874)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,970)	(25,633)	(23,638)	(23,326)	-	-	(24,718)	(27,225)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	79	23	74	4	(98)	-	7	(7)

Net equity transactions	154,746	497,774	4,892,377	394,068	2,051,008	-	(74,033)	764,166

Net change in contract owners’ equity	708,900	1,531,964	5,793,420	1,279,499	2,096,008	-	95,643	1,119,091
Contract owners’ equity beginning of period	3,683,278	2,151,314	3,222,860	1,943,361	-	-	3,453,057	2,333,966

Contract owners’ equity end of period	$4,392,178	3,683,278	9,016,280	3,222,860	2,096,008	-	3,548,700	3,453,057

CHANGES IN UNITS:
Beginning units	467,282	388,890	390,462	329,815	-	-	316,885	243,364
Units purchased	33,434	91,459	506,259	65,829	202,142	-	5,243	77,198
Units redeemed	(18,210)	(13,067)	(23,605)	(5,182)	-	-	(11,980)	(3,677)

Ending units	482,506	467,282	873,116	390,462	202,142	-	310,148	316,885

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VVHGB		WRASP		WRGP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,056)	-	73,398	121	5,094	1,688	22,443	13,826
Realized gain (loss) on investments	(1,942)	-	352,254	(24,263)	36,816	(133,903)	190,398	(16,435)
Change in unrealized gain (loss) on investments	(33,980)	-	320,015	330,887	120,236	323,926	82,275	261,570
Reinvested capital gains	-	-	-	62,302	-	22,732	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,978)	-	745,667	369,047	162,146	214,443	295,116	258,961

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	724,455	339,871	52,128	56,691	196,213	25,094
Transfers between funds	8,377,471	-	3,141,923	3,589,076	371,272	77,182	238,339	373,198
Surrenders (note 6)	-	-	(441,214)	(31,207)	(48,437)	(14,299)	(27,764)	(10,285)
Death Benefits (note 4)	-	-	(16)	(4,323)	(4,437)	(4,802)	(1,837)	(440)
Net policy repayments (loans) (note 5)	(144,458)	-	(142,900)	(15,738)	8,993	(879)	(14,602)	(7,017)
Deductions for surrender charges (note 2d)	-	-	(3,718)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(297,425)	(81,751)	(21,633)	(13,598)	(36,718)	(17,149)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,305)	-	(297)	-	(531)	-
MSP contracts	-	-	(342)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,646)	-	-	-	-	-
Adjustments to maintain reserves	(248)	-	4,440	(3,102)	175	(80)	449	(31)

Net equity transactions	8,232,765	-	2,963,252	3,792,826	357,764	100,215	353,549	363,370

Net change in contract owners’ equity	8,195,787	-	3,708,919	4,161,873	519,910	314,658	648,665	622,331
Contract owners’ equity beginning of period	-	-	4,551,826	389,953	948,829	634,171	877,707	255,376

Contract owners’ equity end of period	$8,195,787	-	8,260,745	4,551,826	1,468,739	948,829	1,526,372	877,707

CHANGES IN UNITS:
Beginning units	-	-	433,930	46,516	76,067	64,648	89,045	31,929
Units purchased	823,116	-	378,358	400,426	34,930	29,205	41,399	70,388
Units redeemed	-	-	(87,227)	(13,012)	(6,191)	(17,786)	(9,808)	(13,272)

Ending units	823,116	-	725,061	433,930	104,806	76,067	120,636	89,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		SVDF		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,973)	(1,918)	(2,609)	(807)	50,317	(13,388)	(8,728)	(4,336)
Realized gain (loss) on investments	105,218	(56,620)	44,430	(104,336)	(87,189)	(8,660,730)	989,167	(191,163)
Change in unrealized gain (loss) on investments	(10,642)	302,917	892,940	487,368	1,859,409	13,914,162	255,038	1,103,171
Reinvested capital gains	42,929	45,120	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,532	289,499	934,761	382,225	1,822,537	5,240,044	1,235,477	907,672

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110,989	39,226	703,977	616,594	29,202	564,750	487,777	146,510
Transfers between funds	269,426	81,080	795,313	(48,986)	(933,976)	(10,519,279)	1,837,532	2,020,761
Surrenders (note 6)	(194,244)	(10,983)	(3)	-	(213,427)	(285,874)	(258,095)	(35,852)
Death Benefits (note 4)	(17)	(1,273)	-	-	(12,144)	(11,958)	-	(1,254)
Net policy repayments (loans) (note 5)	17,968	(2,344)	-	-	(6,026)	(11,707)	(37,146)	48
Deductions for surrender charges (note 2d)	-	-	-	-	(101)	(19,294)	(1,801)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,235)	(18,408)	(52,843)	(38,767)	(109,975)	(473,961)	(153,611)	(56,397)
Asset charges (note 3):
FPVUL & VEL contracts	(134)	-	(3,650)	-	23	-	(6,360)	-
MSP contracts	-	-	-	-	-	-	(116)	-
SL contracts or LSFP contracts	-	-	-	-	(1)	-	(778)	-
Adjustments to maintain reserves	514	(43)	53	(1,738)	88	(24,586)	(3,103)	(1,391)

Net equity transactions	176,267	87,255	1,442,847	527,103	(1,246,337)	(10,781,909)	1,864,299	2,072,425

Net change in contract owners’ equity	310,799	376,754	2,377,608	909,328	576,200	(5,541,865)	3,099,776	2,980,097
Contract owners’ equity beginning of period	1,041,485	664,731	1,868,368	959,040	8,318,108	13,859,973	3,713,916	733,819

Contract owners’ equity end of period	$1,352,284	1,041,485	4,245,976	1,868,368	8,894,308	8,318,108	6,813,692	3,713,916

CHANGES IN UNITS:
Beginning units	108,014	98,930	243,559	175,360	658,199	1,600,488	433,325	130,587
Units purchased	40,053	14,731	172,175	83,123	4,531	113,035	241,600	313,709
Units redeemed	(23,401)	(5,647)	(6,590)	(14,924)	(92,771)	(1,055,324)	(46,851)	(10,971)

Ending units	124,666	108,014	409,144	243,559	569,959	658,199	628,074	433,325

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TGF		WIEP		WVCP		BF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	4,120	-	6,746	-	94,608
Realized gain (loss) on investments	-	-	-	93,379	-	(125,903)	-	(4,616,970)
Change in unrealized gain (loss) on investments	-	-	-	52,379	-	196,067	-	4,327,370
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	149,878	-	76,910	-	(194,992)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9)	-	176	60,794	(4,256)	27,857	-	336,393
Transfers between funds	9	-	(984)	(1,259,905)	46	(353,737)	-	(10,323,170)
Surrenders (note 6)	-	-	185	(48,578)	-	(36,911)	-	(207,622)
Death Benefits (note 4)	-	-	-	(3,223)	-	-	-	(19,918)
Net policy repayments (loans) (note 5)	-	-	(161)	9,172	-	16,372	-	87,760
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(6,951)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	765	(38,406)	63	(17,632)	-	(233,203)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	19	-	6	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	(1,240)	(2,843)	3,938	(5,125)	-	34,473

Net equity transactions	-	-	(1,240)	(1,282,989)	(203)	(369,176)	-	(10,332,238)

Net change in contract owners’ equity	-	-	(1,240)	(1,133,111)	(203)	(292,266)	-	(10,527,230)
Contract owners’ equity beginning of period	-	-	1,240	1,134,351	203	292,469	-	10,527,230

Contract owners’ equity end of period	$-	-	-	1,240	-	203	-	-

CHANGES IN UNITS:
Beginning units	-	-	93	105,435	20	39,119	-	1,018,519
Units purchased	-	-	-	4,315	6	3,509	-	293,304
Units redeemed	-	-	(93)	(109,657)	(26)	(42,608)	-	(1,311,823)

Ending units	-	-	-	93	-	20	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		WGIP		JARLCS		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(406)	-	67,002	-	2,199	-	55,596
Realized gain (loss) on investments	-	(3,918,506)	-	(525,886)	-	(193,632)	-	67,765
Change in unrealized gain (loss) on investments	-	4,212,112	-	664,850	-	231,479	-	35,191
Reinvested capital gains	-	-	-	-	-	(67)	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	293,200	-	205,966	-	39,979	-	158,552

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,528)	331,413	(282,739)	326,528	-	13,396	-	148,224
Transfers between funds	1,361	(8,103,398)	(10,890)	(1,151,660)	-	(431,701)	-	(2,106,612)
Surrenders (note 6)	160	(265,724)	3,461	(11,879)	-	(12,461)	-	(107,960)
Death Benefits (note 4)	-	(21,835)	-	(657)	-	-	-	-
Net policy repayments (loans) (note 5)	(396)	39,812	-	(8,264)	-	(2,767)	-	(16,473)
Deductions for surrender charges (note 2d)	(19)	(12,947)	-	(1,052)	-	(59)	-	(793)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	2,340	(203,602)	2	(46,279)	-	(9,469)	-	(66,353)
Asset charges (note 3):
FPVUL & VEL contracts	83	-	2	-	-	(587)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	(17)	-	-
Adjustments to maintain reserves	(1)	(2,731)	290,164	(280,782)	-	(238)	-	(6,293)

Net equity transactions	-	(8,239,012)	-	(1,174,045)	-	(443,902)	-	(2,156,260)

Net change in contract owners’ equity	-	(7,945,812)	-	(968,079)	-	(403,923)	-	(1,997,708)
Contract owners’ equity beginning of period	-	7,945,812	-	968,079	-	403,923	-	1,997,708

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	930,055	-	83,554	-	33,622	-	177,875
Units purchased	11	36,753	36	5,160	-	1,187	-	8,132
Units redeemed	(11)	(966,808)	(36)	(88,714)	-	(34,809)	-	(186,007)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OGMVP		PVOEGB
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	3,283	-	(16)
Realized gain (loss) on investments	-	(193,176)	-	(6,492)
Change in unrealized gain (loss) on investments	-	185,593	-	7,288
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,300)	-	780

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	4	-	158
Transfers between funds	-	(129,708)	-	(35,513)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	(70)	-	(48)
Net policy repayments (loans) (note 5)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(637)	-	(293)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-
MSP contracts	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-
Adjustments to maintain reserves	-	14	-	16

Net equity transactions	-	(130,397)	-	(35,680)

Net change in contract owners’ equity	-	(134,697)	-	(34,900)
Contract owners’ equity beginning of period	-	134,697	-	34,900

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,719	-	6,380
Units purchased	-	6	-	6,302
Units redeemed	-	(10,725)	-	(12,682)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)

FIDELITY INVESTMENTS

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

PIONEER INVESTMENTS

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. High Yield Fund - Series I (AVHY1)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Developing Leaders Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - Strategic Value VIP - Class B (SVSHEB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)*

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)*

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Brandes International Equity Fund (MFBIE)*

Business Opportunity Value Fund (MFBOV)*

Frontier Capital Appreciation Fund (MFFCA)*

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

M Large Cap Growth Fund (MFTCG)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Non-Service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)*

Growth and Income Portfolio - Class I (ACGI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)*

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

VAN KAMPEN

Life Investment Trust - Growth and Income Portfolio - Class II (VKLGI2)*

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)

Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)

Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $11,717,798 and $12,945,103, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, Choice LifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, an administrative (per Specified Amount) charge is assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15%on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and Choice LifeSM contracts, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexbile Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $50,643,902 and $57,576,680, respectively, and total transfers from the Account to the fixed account were $71,185,930 and $123,242,143, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$4,097,447,277	0	$4,097,447,277
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 (AMVAA2)	$462,926	$396,769
Bond Fund - Class 2 (AMVBD2)	306,384	340,727
Global Small Capitalization Fund - Class 2 (AMVGS2)	153,986	274,533
Growth Fund - Class 2 (AMVGR2)	478,098	512,712
Large Cap Core V.I. Fund - Class II (MLVLC2)	446,721	497,180
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	1,262,879	1,353,613
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	45,347	38,912
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	99,843	102,321
U.S. Equity Flex I Portfolio (WSCP)	235,719	269,390
Variable Account Fund, Inc. - Value Portfolio (DAVVL)	723,133	1,078,101
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	354,939	635,186
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	54,704	81,468
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	5,396,466	5,836,169
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	8,166,485	10,052,441
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	142,259	162,724
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,430,460	2,947,420
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	3,773,330	3,564,873
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	14,776,698	15,518,274
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	43,806	48,515
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	387,761	455,603
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	683,236	971,202
Investors Growth Stock Series - Initial Class (MIGIC)	536,382	544,192
Research International Series - Service Class (MVRISC)	95,824	85,603
Value Series - Initial Class (MVFIC)	1,167,806	924,901
Value Series - Service Class (MVFSC)	552,761	726,007
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	3,209,826	3,116,670
Core Plus Fixed Income Portfolio - Class I (MSVFI)	558,402	487,627
Emerging Markets Debt Portfolio - Class I (MSEM)	3,246,398	3,517,560
Mid Cap Growth Portfolio - Class I (MSVMG)	3,597,066	3,915,762
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)	367,806	440,283
U.S. Real Estate Portfolio - Class I (MSVRE)	7,846,571	7,095,926
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	152,439	160,198
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	349,634	359,999
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	710,349	567,025
American Funds NVIT Bond Fund - Class II (GVABD2)	1,110,881	1,084,542
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,515,920	1,176,745
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,971,744	1,302,408
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	445,283	360,760
Federated NVIT High Income Bond Fund - Class I (HIBF)	7,283,547	6,280,996
Federated NVIT High Income Bond Fund - Class III (HIBF3)	4,699,426	6,242,046
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	13,943,516	9,050,093
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	4,500,580	2,687,058
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	3,771,130	2,891,316
Gartmore NVIT International Equity Fund - Class I (GIG)	1,767,036	1,900,634
Gartmore NVIT International Equity Fund - Class III (GIG3)	528,487	600,409
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	92,240	108,812
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	834,096	627,689
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	17,609	17,429
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,034,456	2,287,701
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	97,647	118,569
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	222,732	295,881
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	311,385	377,996
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	732,085	792,698
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	256,517	296,517
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	429,541	554,276
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	548,092	675,288
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	82,896	101,253
NVIT Core Bond Fund - Class I (NVCBD1)	571,730	608,794
NVIT Core Plus Bond Fund - Class I (NVLCP1)	173,786	193,688
NVIT Fund - Class I (TRF)	309,878,101	251,361,993
NVIT Global Financial Services Fund - Class I (GVGF1)	1,813,075	2,443,733
NVIT Government Bond Fund - Class I (GBF)	24,425,684	25,645,468
NVIT Growth Fund - Class I (CAF)	2,578,173	3,967,308
NVIT Health Sciences Fund - Class I (GVGH1)	3,058,833	3,033,207
NVIT Health Sciences Fund - Class III (GVGHS)	2,827,097	2,852,024
NVIT International Index Fund - Class II (GVIX2)	1,370,498	1,631,752
NVIT International Index Fund - Class VI (GVIX6)	372,571	313,767
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	9,729,131	6,234,824
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10,464	10,926
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	135,986	141,476
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,953,460	4,924,849
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	13,327,067	11,834,806
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,678,393	7,201,321
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,135,976	3,634,624
NVIT Leaders Fund - Class I (GVUS1)	1,200,456	1,244,282
NVIT Mid Cap Index Fund - Class I (MCIF)	11,439,925	10,012,392
NVIT Money Market Fund - Class I (SAM)	41,162,222	41,162,222
NVIT Money Market Fund - Class V (SAM5)	152,165,951	152,165,951
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,783,952	2,044,136
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	375,284	238,046
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,855,207	1,052,630
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,636,450	6,649,131
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,369,748	2,613,333
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,726,755	5,045,551
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	269	285
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,644,019	1,920,171
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,085,591	1,895,087
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	8,533,049	6,455,420
NVIT Multi-Manager Small Company Fund - Class I (SCF)	35,129,521	23,160,219
NVIT Multi-Sector Bond Fund - Class I (MSBF)	6,351,046	5,757,028
NVIT Short Term Bond Fund - Class I (NVSTB1)	194,260	201,402
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,076,860	1,085,080
NVIT Technology & Communications Fund - Class I (GGTC)	5,238,848	5,229,650
NVIT Technology & Communications Fund - Class III (GGTC3)	2,633,948	2,875,579
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	3,573,855	3,047,312
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,354,647	1,407,498
Templeton NVIT International Value Fund - Class III (NVTIV3)	41,451	40,790
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,566,417	1,259,060
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	3,536,606	4,577,341
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,835,949	1,619,490
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	21,079	21,123
V.I. Basic Value Fund - Series I (AVBVI)	210,888	335,826
V.I. Capital Appreciation Fund - Series I (AVCA)	370,050	287,306
V.I. Capital Development Fund - Series I (AVCDI)	4,173,794	2,757,703
V.I. High Yield Fund - Series I (AVHY1)	287,740	291,720
V.I. International Growth Fund - Series I (AVIE)	12,914,743	10,112,556
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)	17,823	18,421
VPS Growth and Income Portfolio - Class A (ALVGIA)	3,080,786	1,786,624
VPS International Value Portfolio - Class A (ALVIVA)	18,971,777	19,564,932
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	2,706,391	2,480,173
VP Income & Growth Fund - Class I (ACVIG)	2,418,659	2,043,318
VP Inflation Protection Fund - Class II (ACVIP2)	2,832,531	2,887,394
VP International Fund - Class I (ACVI)	13,113,904	12,999,212
VP International Fund - Class III (ACVI3)	2	2
VP Mid Cap Value Fund - Class I (ACVMV1)	739,855	729,089
VP Ultra(R) Fund - Class I (ACVU1)	212,287	183,269
VP Value Fund - Class I (ACVV)	55,361,467	42,723,916
VP Vista(SM) Fund - Class I (ACVVS1)	547,878	746,766
MidCap Stock Portfolio - Initial Shares (DVMCS)	307,955	257,814
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,162,992	8,221,086
Stock Index Fund, Inc. - Initial Shares (DSIF)	51,180,654	45,428,090
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,632,638	1,954,356
Appreciation Portfolio - Initial Shares (DCAP)	5,258,893	4,567,798
Developing Leaders Portfolio - Initial Shares (DSC)	336,620	247,713
International Value Portfolio - Initial Shares (DVIV)	7,954,612	4,868,093
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)	464,352	471,883
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	358,473	425,161
Capital Appreciation Fund II - Primary Shares (FVCA2P)	138,112	134,044
Clover Value Fund II - Primary Shares (FALF)	261,879	193,085
Market Opportunity Fund II - Service Shares (FVMOS)	811,432	778,005
Quality Bond Fund II - Primary Shares (FQB)	8,782,571	8,771,818
VIP Fund - Contrafund Portfolio - Service Class (FCS)	140,667,525	112,297,815
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	5,927,108	3,868,700
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	14,790,072	10,578,116
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	676,213	569,164
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,209,186	1,922,671
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	767,231	527,168
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	19,632	25,811
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	8,488,679	8,708,738
VIP Fund - Growth Portfolio - Service Class (FGS)	13,621,222	13,537,494
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,228,949	2,827,229
VIP Fund - High Income Portfolio - Service Class R (FHISR)	1,103,148	1,511,650
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	1,176,217	973,483
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	4,559,044	4,825,135
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	7,602,073	6,515,498
VIP Fund - Overseas Portfolio - Service Class (FOS)	11,075,413	7,485,657
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	3,112,852	2,150,084
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	1,881,540	1,501,301
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	349,966	453,355
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	276,660	305,320
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,607,800	1,328,806
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,466,935	1,468,062
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,341,739	1,779,973
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,600,281	1,532,184
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)	46,786	58,412
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,296,336	1,435,189
Templeton Foreign Securities Fund - Class 1 (TIF)	237,093	214,042
Templeton Foreign Securities Fund - Class 2 (TIF2)	7,521,981	5,474,255
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,256,490	954,777
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,147,721	1,213,622
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,808,487	2,053,598
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	75,244	95,504
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	18,216,014	13,596,455
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	137,335	180,035
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	3,178,185	2,692,140
Guardian Portfolio - I Class Shares (AMGP)	383,979	331,843
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,959,486	1,634,761
Partners Portfolio - I Class Shares (AMTP)	1,588,472	1,987,180
Regency Portfolio - I Class Shares (AMRI)	764,525	728,966
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	543,067	399,524
Socially Responsive Portfolio - I Class Shares (AMSRS)	827,216	608,203
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	63,678,859	64,692,142
Global Securities Fund/VA - Class 3 (OVGS3)	2,693,266	2,186,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,232,680	8,257,905
High Income Fund/VA - Class 3 (OVHI3)	382,064	181,741
High Income Fund/VA - Non-Service Shares (OVHI)	361,973	81,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	4,001,239	3,885,192
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,265,361	1,055,896
MidCap Fund/VA - Non-Service Shares (OVAG)	5,431,284	5,442,594
Strategic Bond Fund/VA - Non-Service Shares (OVSB)	278,739	274,952
All Asset Portfolio - Administrative Class (PMVAAA)	275,577	327,725
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	2,767,494	2,843,151
Low Duration Portfolio - Administrative Class (PMVLDA)	16,486,590	16,727,819
Real Return Portfolio - Administrative Class (PMVRRA)	19,793,432	20,110,509
Total Return Portfolio - Administrative Class (PMVTRA)	70,580,924	77,294,548
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	894,182	1,299,789
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	10,667,371	12,702,461
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281,026	155,624
Putnam VT International Equity Fund - IB Shares (PVTIGB)	583,031	316,952
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	4,024	4,901
Putnam VT Vista Fund - IB Shares (PVVIB)	100,994	135,841
Putnam VT Voyager Fund - IB Shares (PVTVB)	403,672	608,118
Global Real Estate Portfolio - Class II (VKVGR2)	558,256	777,140
Micro-Cap Portfolio - Investment Class (ROCMC)	16,607,789	12,440,002
Small-Cap Portfolio - Investment Class (ROCSC)	62,177	93,914
Blue Chip Growth Portfolio - II (TRBCG2)	3,610,057	4,254,388
Equity Income Portfolio - II (TREI2)	41,804,138	32,939,960
Health Sciences Portfolio - II (TRHS2)	294,833	309,197
Mid-Cap Growth Portfolio - II (TRMCG2)	10,001,509	9,123,178
New America Growth Portfolio (TRNAG1)	4,117,884	5,887,238
Personal Strategy Balanced Portfolio (TRPSB1)	734,840	846,724
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	8,339,435	6,576,087
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	11,339,270	8,830,650
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)	149,654	177,161
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)	373,632	304,223
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)	936,873	702,142
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	613,718	523,176
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)	36,457	37,137
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)	775,129	811,336
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	147,456	145,514
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	3,644,788	3,997,042
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	272,301	309,117
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	324,059	514,457
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	1,098,647	1,203,865
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	166,416	210,846
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,048,015	1,960,826
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	2,152,411	3,141,578

Total	$1,596,109,866	$1,427,048,192

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2010	0.00%	42,950	$9.515611	$408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
Large Cap Core V.I. Fund - Class II (MLVLC2)
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2010	0.10%	9,539	$17.097854	$163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.00%	199,120	$18.488077	$3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.00%	1,414,446	$5.746904	$8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2006	0.40%	52	4.200294	218	0.00%	7.40%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2010	0.00%	18,770	$11.403634	$214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
Research International Series - Service Class (MVRISC)
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
Value Series - Service Class (MVFSC)
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	190,070	$12.844145	$2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2010	0.00%	2,539	$10.387395	$26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	773,203	$10.612804	$8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.00%	108,618	$29.562687	$3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.00%	263,475	$13.537857	$3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2006	0.40%	24	15.509710	372	0.85%	25.38%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund -Class I (NVCRA1)
2010	0.00%	85,305	$9.540229	$813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund -Class I (NVCMC1)
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2010	0.00%	2,208,854	$13.919537	$30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	1,970,073	$19.888530	$39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
NVIT Growth Fund - Class I (CAF)
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2006	0.40%	4	6.904680	28	0.05%	5.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
NVIT International Index Fund - Class II (GVIX2)
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	1,251,096	$15.419576	$19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	4,345,889	$15.118520	$65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	953,397	$14.879939	$14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2006	0.40%	54	15.818643	854	0.70%	15.58%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	972,303	$29.216232	$28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2010	0.00%	528,187	$11.731129	$6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	3,476,447	$10.123676	$35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	994,468	$28.908970	$28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.00%	628,182	$18.726591	$11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	134,485	$14.212216	$1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2006	0.40%	2	13.317925	27	1.73%	15.44%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.10%	24,967	$13.506772	$337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
V.I. High Yield Fund - Series I (AVHY1)
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2010	0.00%	39,185	$18.848465	$738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2010	0.00%	200,883	$7.916459	$1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	5/1/2006
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	5/1/2006
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	5/1/2006
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2010	0.00%	478	$18.277925	$8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.10%	65,269	$12.034525	$785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
VP Value Fund - Class I (ACVV)
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2010	0.00%	4,745	$13.614679	$64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.00%	595,639	$17.074091	$10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.00%	715,374	$13.539393	$9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2006	0.40%	90	10.406467	937	0.11%	8.77%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Value Portfolio - Initial Shares (DVIV)
2010	0.00%	10,726	$18.926715	$203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
Variable Series II - Dreman Small Mid Cap Value VIP -Class B (SVSSVB)
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II -Strategic Value VIP - Class B (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	5/1/2006
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
Clover Value Fund II - Primary Shares (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	1,065,571	$18.798086	$20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.00%	2,608,980	$16.196839	$42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.00%	236,147	$13.457007	$3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.00%	2,828,191	$16.084224	$45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2010	0.20%	2,378,076	$9.251418	$22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.00%	444,043	$17.440640	$7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2006	0.40%	14	15.797724	221	0.49%	15.73%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2010	0.00%	2,126	$10.188758	$21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	0.00%	73,458	$21.903633	$1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2010	0.10%	146,239	$22.464900	$3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2010	0.00%	2	$21.625604	$43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2010	0.00%	41,486	$16.619507	$689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
Regency Portfolio - I Class Shares (AMRI)
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	5/1/2006
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	5/1/2006
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	64,200	$13.632145	$875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.00%	722,666	$15.535921	$11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	216,746	$21.772215	$4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	593,471	$14.231338	$8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.00%	335,164	$17.016112	$5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.00%	54,238	$14.401578	$781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Vista Fund - IB Shares (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
Global Real Estate Portfolio - Class II (VKVGR2)
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.00%	31,852	$28.128399	$895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
Small-Cap Portfolio - Investment Class (ROCSC)
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2010	0.00%	78,807	$16.874180	$1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
Health Sciences Portfolio - II (TRHS2)
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
Mid-Cap Growth Portfolio - II (TRMCG2)
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
New America Growth Portfolio (TRNAG1)
2010	0.00%	39,759	$15.281652	$607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
Personal Strategy Balanced Portfolio (TRPSB1)
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.00%	273,628	$43.844278	$11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2010	0.20%	271,236	$11.444105	$3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.00%	7,021	$10.930985	$76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	$12.612983	$55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
International Index Portfolio - Class II (obsolete) (MLVIX2)
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	9.006596	6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	$5.470558	$31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%

2010	Contract owners equity:				$4,097,345,784
2009	Contract owners equity:				$3,763,821,378
2008	Contract owners equity:				$3,233,903,295
2007	Contract owners equity:				$4,818,129,455
2006	Contract owners equity:				$4,464,442,368
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)
The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-31725) on July 21, 1997 and hereby incorporated by reference.

(b)	Custodian Agreements - Not Applicable.

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(d)	The form of the contract –Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(e)	The form of the contract application – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts –

(1)
Reinsurance Agreement with Hannover Life Reassuance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and hereby incorporated by reference.

(2)
Automatic Self Administered YRT Reinsurance Agreement #196731 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-43671), as Exhibit (g)(1) and hereby incorporated by reference.

(3)
Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-43671), as Exhibit (g)(2) and hereby incorporated by reference.

(h)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15,

1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(8)	Fund Participation Agreement AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors, dated January 6, 2003; under document "aimfpa99h1.htm"

(9)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(1 1 )	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1,2003, as amended, under document "nwfpa99h12a.htm"

(1 2 )
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(1 3 )	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(1 4 )
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(1 5 )
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1 6 )
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(17)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm".

(1 8 )	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".

(19)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".

(20)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".

(21)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".

(22)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".

(23)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".

(24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".

(25)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".

(26)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002, as amended, as document "putnamfpa.htm".

(27)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".

(28)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(29)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(30)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(31)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998, as document "goldmansachsfpa.htm".

(32)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009, as document "lazardfpa.htm".

(i)	Administrative Contracts

The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26 (i), and are hereby incorporated by reference.

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, under document "amcentasa99i2.htm"

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, under document "dreyfusasa99i3.htm"

(4)(a)	Dealer Agreement with Federated Securities Corp dated October 26, 2006, under document "fedasa99i4a.htm"

(4)(b)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.  See Exhibit B of Fund Participation Agreement for information related to administrative services, under document "fedasa99i4b.htm"

(5)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, HTML file name "fidiiiasa99i5a.htm"

(5)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, under document "fidiiiasa99i5b.htm" as part of Exhibit 99.

(6)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, under document "frankasa99i6.htm"

(7)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, under document "janusasa99i7.htm"

(8)
Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company dated February 1, 2003, as amended, under document "mfsasa99i9.htm"

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, under document "nwasa99i10.htm"

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  See Exhibit D for information related to administrative services, under document "neuberasa99i11.htm"

(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, under document "oppenasa99i12.htm"

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, under document "troweasa99i13.htm"

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, under document "univasa99i14.htm"

The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26 (i), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, as document "alliancebernsteinasa.htm".

(2)	Administrative Services Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".

(3)	Administrative Services Agreement with BlackRock (formerly FAM Variable Series Funds, Inc. and FAM Distributors, Inc.) dated April 13, 2004, as amended, as document "blackrockasa.htm".

(4)	Administrative Service Agreement with Davis Distributors, LLC dated August 7, 2007, as document "davisasa.htm".

(5)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".  See Article 2.3 for information on administrative services.

(6)
Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".

(7)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasaa.htm".

(7)(b)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasab.htm".

(8)	Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated December 31, 2002, as amended, as document "lordabbettasa.htm".

(9)(a)	Administrative Services Agreement with Pacific Investment Management Company LLC dated March 28, 2002, as amended, as document "pimcoasaa.htm".

(9)(b)	Administrative Services Agreement with PIMCO Variable Insurance Trust dated March

28, 2002, as amended, as document "pimcoasab.htm".

(10)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".  See Schedule B for information on administrative services.

(11)	Administrative Services Agreement with Putnam Retail Management Limited Partnership dated August 1, 2006, as amended, as document "putnamasa.htm".

(12)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm". See Exhibits C and D for information on administrative services.

(13)	Administrative Services Agreement with Van Eck Securities Corporation dated November 3, 1997, as amended, as document "vaneckasa.htm".

(14)	Administrative Services Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document "waddellreedasa.htm".

(15)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargoasa.htm".

The following Administrative Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(i), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Administrative Services Agreement with Goldman, Sachs & Co., dated January 6, 1999, as document "goldmansachsasa.htm".

(2)	Administrative Services Agreement with Lazard Retirement Series, Inc., dated April 13, 2009, as document "lazardasa.htm".

(j)	Other Material Contracts - Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-137202) on September 8, 2006 under document "legalopinion.htm" and hereby incorporated by reference.

(l)	Actuarial Opinion - Not Applicable.

(m)	Calculation - Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Omitted Financial Statements - Not Applicable.

(p)	Initial Capital Agreements - Not Applicable.

(q)	Redeemability Exemption – Attached hereto as document "Item 26q.htm."

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14 th   day of April , 2011 .

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 14 th   day of April , 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact